UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Name and address of agent for service)

registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

METROPOLITAN WEST FUNDS

Dear Fellow Shareholder,

Thank you for your continued investment with the Metropolitan West Funds. We are pleased to provide the following September 30, 2009 Semi-Annual Report for the Metropolitan West Funds, which include:

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West Total Return Bond Fund

Metropolitan West High Yield Bond Fund

Metropolitan West Strategic Income Fund

Metropolitan West AlphaTrak 500 Fund

M-Class (MWUSX), I-Class (MWUIX)

M-Class (MWLDX), I-Class (MWLIX),

Administrative-Class (MWLNX)

M-Class (MWIMX), I-Class (MWIIX)

M-Class (MWTRX), I-Class (MWTIX)

M-Class (MWHYX), I-Class (MWHIX)

M-Class (MWSTX), I-Class (MWSIX)

M-Class (MWATX)

Economic Review and Market Environment

Although economic conditions remain characterized by weakness, with considerable slack in production capacity and a still-growing jobless rate, the capital markets have charted a different trajectory thus far in 2009. As one assesses the year-to-date returns of stocks and bonds, it is hard to believe it was only a year ago that financial markets seemed at the brink of ruin, after Fannie Mae and Freddie Mac were nationalized, Lehman Brothers was bankrupted and the entirety of the banking system became a ward of the state. Certainly, at the time, the markets did reflect the crisis at hand with soaring risk and liquidity premiums that sent equities and high yield bonds tumbling 40% in price over several weeks last fall, further pummeled mortgage securities, and victimized the credit ratings of AAA issuers GE and Berkshire Hathaway.

Enter the massive government involvement since September 2008 and the rehabilitative effect of time, and the result has been an equity market that has gained 19% year-to-date (and 34% since March month-end), and very strong performance across the spread sectors of the fixed income market. High yield corporate bonds are up 50% year-to-date, while investment grade corporate issues have advanced more than 17%. Mortgage- and asset-backed securities, benefitting from innovative liquidity-enhancing Term Asset-Backed Securities Loan Facility (TALF) and Public-Private Investment Partnership (PPIP) programs implemented this year, have also repriced sharply higher, particularly over the past few months as the programs have ramped up. Commercial mortgage-backed securities (CMBS) have rallied as well, posting a 13% return in the third quarter, lifting the year-to-date performance to nearly 25%.

The buoyancy of the capital markets is brought into sharp relief with the flagging economic indicators that continue to suggest a nascent recovery, at best. Unemployment, at last measure, climbed to the doorstep of 10%, as non-farm payrolls shrank for the 21st consecutive month. (Yes, it is a lagging indicator, but it is still rising.) Capacity utilization hovered near all-time lows, even as production picked up pace to replenish whittled-down inventories. Even where activity was evident and suggestive of an upturn, it did not take too much digging to uncover an artificial stimulant in the form of “Cash for Clunkers”, serving to pull demand forward, or the homebuyer credit, which doesn’t address financing difficulty, especially in the jumbo mortgage market, where employment weakness has led to new foreclosures.

The Economy and Market Ahead

Current positioning across the Funds is informed by recognition of the vigorous return environment that has moderated some of the most severe dislocations that were evident at the peak of the crisis in late 2008. Duration remains established near to slightly short the designated indexes, while the steep US Treasury curve has yield curve positioning emphasizing intermediate maturities. Despite the good third quarter, six-month and year-to-date returns, valuations across the spread sectors remain generally discounted to historical levels, leading to an underweight to US Treasury issues. Corporate emphasis on financial issuers has persisted, as the expectation for an extended period of curve steepness should promote balance sheet remediation and a fall in the risk premium on the debt of banks and insurers.

Improved stability in the housing market should provide support to holdings of non-Agency residential mortgage-backed securities, particularly in what remain deeply discounted structures comprised of subprime and Alt-A collateral. The Funds, High Yield excepted, also maintain an overweight to senior-tranche CMBS with 30%-plus credit enhancement as a buffer to any possible market weakness. With the government’s purchase program of Agency mortgages set to expire early next year, some easing in price is anticipated, leading to a modest reduction in exposure. In market areas where pricing has largely come into closer alignment with fair value, such as prime collateral residential mortgage-backed securities and high yield corporate issues, MetWest has modestly pared exposure given the potential for a pickup in volatility due to employment and profit uncertainty over the near-term.

Data sources for the discussion above include Bloomberg, Barclays, and Merrill Lynch.

Semi-Annual Report September 2009 / 1

Fund Results

General Performance Commentary

In our March 31, 2009 Annual Report, we referred to the performance challenges visited upon the Funds as a result of the difficult economic environment and the effect of massive withdrawal of investor sponsorship in many areas of the capital markets. However, we struck an optimistic note, suggesting that the technical conditions of supply and demand were more responsible for the discounts imposed on securities than the fundamentals which, admittedly, had substantially weakened. As a result, we held that the deterioration in prices in late 2008 and early 2009 reflected more the imposition of a steep crisis premium and thus was likely for some reversal, the speed of which we possessed little certainty, though we maintained a reasonably high degree of confidence in a turnaround.

Suffice to say – as indicated by the performance indicated in the pages ahead – the move toward a more normal capital market environment in the capital markets has sent prices sharply higher in the past six months. The equity market and the spread sectors of the fixed income market, in particular, have been beneficiaries of the recovery. Illustrative of the greatly improved sentiment is the S&P 500 is up 34% since March 2009 month-end and the high yield market has advanced 40% in the same period. Contrasted with a broad US Treasury market decline of 1% over the past six months (and year-to-date fall of 2.4%) and, clearly, the panic and risk aversion that was evident late last year has given way to an appetite for something other than the low yields prevailing in US Treasury securities.

Across the Funds generally, an underweight exposure to the relative underperformance of the US Treasury market has proved additive to returns versus the comparative indexes over the last six months. Most significantly, an emphasis in corporate issues and non-Agency RMBS has driven the premium returns of the past two quarters, with nearly all of the Funds enjoying several hundred basis points of outperformance. Only the High Yield Fund, due to a higher quality focus in its construction, lagged over the reporting period, though year-over-year the Fund was well-served by its more cautious approach, outpacing the index, in both share classes, by more than 170 basis points.

The performance data quoted represents past performance and does not guarantee future results. The returns shown do not take into account taxes on fund distributions or redemption of fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The net expense ratio reflects a contractual agreement by the Adviser to reduce its fees and/or absorb expenses to limit the Fund’s total annual operating expenses until March 31, 2011. Without fee waivers, returns would have been lower. For additional expense ratio information, please refer to the Financial Highlights section of the report.

Metropolitan West Ultra Short Bond Fund

M-Class (MWUSX), I-Class (MWUIX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWUSX (Inception: June 30, 2003)	12.26%	-4.06%	-3.68%	-0.78%	–	0.58%

Merrill Lynch 1-Year US Treasury Index	0.66%	2.34%	4.13%	3.62%	–	3.08%

MWUIX (Inception: July 31, 2004)	12.35%	-3.91%	-3.59%	-0.62%	–	-0.53%

Merrill Lynch 1-Year US Treasury Index	0.66%	2.34%	4.13%	3.62%	–	3.55%

For MWUSX the total expense ratio is 0.64% and the net expense ratio is 0.51%. For MWUIX the total expense ratio is 0.48% and the net expense ratio is 0.35%.

2 / Semi-Annual Report September 2009

Metropolitan West Low Duration Bond Fund

M-Class (MWLDX), I-Class (MWLIX), Administrative-Class (MWLNX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWLDX (Inception: March 31, 1997)	13.53%	1.90%	-0.36%	1.40%	3.03%	3.88%

Merrill Lynch 1-3 Year US Treasury Index	0.67%	3.46%	5.17%	4.03%	4.54%	4.86%

MWLIX (Inception: March 31, 2000)	13.64%	2.09%	-0.17%	1.59%	–	3.07%

Merrill Lynch 1-3 Year US Treasury Index	0.67%	3.46%	5.17%	4.03%	–	4.58%

MWLNX (Inception: September 22, 2009)	–	–	–	–	–	0.96%

Merrill Lynch 1-3 Year US Treasury Index	–	–	–	–	–	0.24%

For MWLDX the total expense ratio is 0.63% and the net expense ratio is 0.60%. For MWLIX the total expense ratio is 0.44% and the net expense ratio is 0.41%. For MWLNX the total expense ratio is 0.83% and the net expense ratio is 0.80%

Metropolitan West Intermediate Bond Fund

M-Class (MWIMX), I-Class (MWIIX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWIMX (Inception: June 30, 2003)	11.11%	11.31%	5.04%	4.27%	–	4.40%

Barclays Capital U.S. Intermediate Government/Credit Index	4.98%	10.01%	6.15%	4.68%	–	4.16%

MWIIX (Inception: June 28, 2002)	11.22%	11.65%	5.30%	4.49%	–	6.11%

Barclays Capital U.S. Intermediate Government/Credit Index	4.98%	10.01%	6.15%	4.68%	–	5.05%

For MWIMX the total expense ratio is 0.78% and the net expense ratio is 0.66%. For MWIIX the total expense ratio is 0.57% and the net expense ratio is 0.45%.

Metropolitan West Total Return Bond Fund

M-Class (MWTRX), I-Class (MWTIX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWTRX (Inception: March 31, 1997)	13.29%	15.06%	6.95%	6.06%	6.52%	7.05%

Barclays Capital U.S. Aggregate Bond Index	5.59%	10.56%	6.40%	5.12%	6.29%	6.47%

MWTIX (Inception: March 31, 2000)	13.41%	15.30%	7.17%	6.28%	–	6.80%

Barclays Capital U.S. Aggregate Bond Index	5.59%	10.56%	6.40%	5.12%	–	6.40%

For MWTRX the total expense ratio is 0.65%. For MWTIX the total expense ratio is 0.44%.

Metropolitan West High Yield Bond Fund

M-Class (MWHYX), I-Class (MWHIX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWHYX (Inception: September 30, 2002)	36.07%	23.93%	6.78%	6.73%	–	10.99%

Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap	40.25%	22.51%	5.66%	6.16%	–	10.12%

MWHIX (Inception: March 31, 2003)	36.24%	24.23%	7.04%	6.98%	–	9.22%

Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap	40.25%	22.51%	5.66%	6.16%	–	8.66%

For MWHYX the total expense ratio is 1.00% and the net expense ratio is 0.81%. For MWHIX the total expense ratio is 0.74% and the net expense ratio is 0.56%.

Semi-Annual Report September 2009 / 3

Metropolitan West Strategic Income Fund

M-Class (MWSTX), I-Class (MWSIX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWSTX (Inception: June 30, 2003)	29.92%	2.21%	-4.83%	-1.20%	–	1.71%

Merrill Lynch 3-Month US Treasury Index + 2%	1.13%	2.41%	4.88%	5.19%	–	4.77%

MWSIX (Inception: March 31, 2004)	30.08%	2.47%	-4.59%	-0.96%	–	-0.55%

Merrill Lynch 3-Month US Treasury Index + 2%	1.13%	2.41%	4.88%	5.19%	–	5.01%

For MWSTX the total expense ratio is 0.81%. For MWSIX the total expense ratio is 0.53%.

Metropolitan West AlphaTrak 500 Fund

(MWATX)

	Performance Through September 30, 2009
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)

MWATX (Inception: June 29, 1998)	58.44%	-16.41%	-13.25%	-3.85%	-2.46%	-0.75%

Standard & Poor’s 500 Index	34.02%	-6.91%	-5.43%	1.02%	-0.15%	1.09%

For MWATX the total expense ratio is 0.24% and the net expense ratio is 0.22%.

A Consistent Long-Term Value Orientation

The improvement in capital market conditions over the past six months, though not altogether surprising to our investment management team, underscores the never-ending cyclicality of investing and investor sentiment. While a year ago, the lament was that capitalism as we knew it was unlikely to ever be the same again; today, against the backdrop of buoyant market results, comes forecasts for robust near-term economic recovery and perhaps even an impending revival of consumer inflation. Through these cycles, and especially so when at the extremes, MetWest remains committed to its value-oriented philosophy and long-term perspective, as painful as that has been over the past 12 months. The investment team continues to target consistent outperformance of the Funds’ benchmarks over normal market cycles by diversifying the sources of value-added in the portfolios. Those value-added strategies include: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment objectives.

Sincerely,

Andrew Tarica

Chairman, Board of Trustees

Metropolitan West Funds

U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. A quality rating, such as “BB,” refers to the credit risk of individual securities, and not to the Fund. Investment by a Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Bond Funds have similar interest rates, issues and credit risks as those associated with the underlying bonds in their portfolio, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher-rated bonds. The Strategic Income Fund engages in sophisticated investment strategies. The AlphaTrak 500 Fund trades futures and derivative contracts. These Funds may not be suitable for all investors.

The views and forecasts expressed here are as of October 2009, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors.

Funds are distributed by PFPC Distributors, Inc. 760 Moore Rd., King of Prussia, PA 19406. To be preceded or accompanied by a prospectus.

4 / Semi-Annual Report September 2009

Metropolitan West Funds

Disclosure of Fund Expenses

For the Six Months Ended September 30, 2009 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/09	Ending Account Value 09/30/09	Expense Ratio[1]	Expenses Paid During Period[2]
ULTRA SHORT BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,122.60	0.50%	$2.66
Class I	$1,000.00	$1,123.50	0.34%	$1.81
Hypothetical 5% Return
Class M	$1,000.00	$1,022.56	0.50%	$2.54
Class I	$1,000.00	$1,023.36	0.34%	$1.72
LOW DURATION BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,135.30	0.58%	$3.10
Class I	$1,000.00	$1,136.40	0.39%	$2.09
Administrative Class[3]	$1,000.00	$1,009.60	0.78%	$0.17
Hypothetical 5% Return
Class M	$1,000.00	$1,022.16	0.58%	$2.94
Class I	$1,000.00	$1,023.11	0.39%	$1.98
Administrative Class	$1,000.00	$1,021.16	0.78%	$3.95

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Administrative Class Shares were first issued on September 23, 2009. Account values and expense ratios for the Actual Fund Return are calculated from September 23, 2009 through September 30, 2009.

Semi-Annual Report September 2009 / 5

	Beginning Account Value 04/01/09	Ending Account Value 09/30/09	Expense Ratio[1]	Expenses Paid During Period[2]
INTERMEDIATE BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,111.10	0.65%	$3.44
Class I	$1,000.00	$1,112.20	0.44%	$2.33
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23
TOTAL RETURN BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,132.90	0.65%	$3.48
Class I	$1,000.00	$1,134.10	0.44%	$2.35
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23
HIGH YIELD BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,360.70	0.80%	$4.73
Class I	$1,000.00	$1,362.40	0.55%	$3.26
Hypothetical 5% Return
Class M	$1,000.00	$1,021.06	0.80%	$4.05
Class I	$1,000.00	$1,022.31	0.55%	$2.79
STRATEGIC INCOME FUND
Actual Fund Return
Class M	$1,000.00	$1,299.20	0.88%	$5.07
Class I	$1,000.00	$1,300.80	0.61%	$3.52
Hypothetical 5% Return
Class M	$1,000.00	$1,020.66	0.88%	$4.46
Class I	$1,000.00	$1,022.01	0.61%	$3.09
ALPHATRAK 500 FUND
Actual Fund Return	$1,000.00	$1,584.40	0.85%	$5.51
Hypothetical 5% Return	$1,000.00	$1,020.81	0.85%	$4.31

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 / Semi-Annual Report September 2009

Metropolitan West Funds

Summary of Portfolio Holdings

September 30, 2009 (Unaudited)

These tables are provided to give you a quick reference to the composition of each Funds’net assets. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

ULTRA SHORT BOND FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Asset-Backed Securities	23.44%	U.S. Treasury	14.62%	0 to 1 years	38.11%
Non-Agency Mortgage-Backed	23.05%	Agency	19.86%	1 year to 3 years	36.29%
U.S. Agency Mortgage-Backed	19.44%	AAA	38.65%	3 years to 5 years	18.41%
Money Market RIC	15.27%	AA	(2.71)%	5 years to 10 years	5.73%
U.S. Treasury Securities	14.56%	A	8.81%	10 years to 20 years	1.46%
Corporate Bonds	8.86%	BBB	2.13%	20 years +	0.00%
Commercial Mortgage-Backed	5.00%	BB or below	18.64%
Bank Loans	0.79%
U.S. Agency Discount Notes	0.35%
Other *	(10.76)%
Total	100.00%	Total	100.00%	Total	100.00%

LOW DURATION BOND FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Corporate Bonds	28.46%	U.S. Treasury	9.34%	0 to 1 years	29.02%
Non-Agency Mortgage-Backed	18.41%	Agency	13.94%	1 year to 3 years	29.16%
Asset-Backed Securities	17.64%	AAA	25.05%	3 years to 5 years	25.91%
U.S. Treasury Securities	9.30%	AA	10.16%	5 years to 10 years	11.65%
U.S. Agency Mortgage-Backed	9.16%	A	11.86%	10 years to 20 years	2.54%
Money Market RIC	8.99%	BBB	12.90%	20 years +	1.72%
Commercial Mortgage-Backed	5.00%	BB or below	16.75%
U.S. Agency Discount Notes	4.70%
Bank Loans	1.07%
Municipal Bonds	0.14%
Other *	(2.87)%
Total	100.00%	Total	100.00%	Total	100.00%

Semi-Annual Report September 2009 / 7

INTERMEDIATE BOND FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Corporate Bonds	31.59%	U.S. Treasury	15.08%	0 to 1 years	15.42%
U.S. Agency Mortgage-Backed	29.09%	Agency	29.27%	1 year to 3 years	11.49%
U.S. Treasury Securities	14.99%	AAA	16.43%	3 years to 5 years	26.02%
Commercial Mortgage-Backed	10.70%	AA	10.22%	5 years to 10 years	44.05%
Asset-Backed Securities	9.23%	A	12.25%	10 years to 20 years	1.08%
Money Market RIC	6.22%	BBB	10.30%	20 years +	1.94%
Non-Agency Mortgage-Backed	3.59%	BB or below	6.45%
Bank Loans	0.27%
Municipal Bonds	0.13%
Other *	(5.81)%
Total	100.00%	Total	100.00%	Total	100.00%

TOTAL RETURN BOND FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
U.S. Agency Mortgage-Backed	35.55%	U.S. Treasury	5.81%	0 to 1 years	18.31%
Corporate Bonds	27.50%	Agency	37.54%	1 year to 3 years	8.68%
Money Market RIC	10.31%	AAA	17.40%	3 years to 5 years	16.34%
Commercial Mortgage-Backed	10.10%	AA	8.84%	5 years to 10 years	45.14%
Non-Agency Mortgage-Backed	8.24%	A	10.67%	10 years to 20 years	7.52%
Asset-Backed Securities	6.82%	BBB	8.54%	20 years +	4.01%
U.S. Treasury Securities	5.79%	BB or below	11.20%
U.S. Agency Discount Notes	1.67%
Bank Loans	0.74%
Municipal Bonds	0.24%
U.S. Agency Securities	0.15%
Other *	(7.11)%
Total	100.00%	Total	100.00%	Total	100.00%

HIGH YIELD BOND FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Corporate Bonds	72.63%	US Treasury	3.50%	0 to 1 years	12.57%
Bank Loans	14.29%	Agency	2.30%	1 year to 3 years	14.43%
Money Market RIC	4.86%	AAA	2.78%	3 years to 5 years	19.34%
U.S. Treasury Securities	3.47%	AA	2.72%	5 years to 10 years	40.48%
U.S. Agency Discount Notes	2.27%	A	0.08%	10 years to 20 years	4.86%
Asset-Backed Securities	2.09%	BBB	7.72%	20 years +	8.32%
Municipal Bonds	1.74%	BB	23.17%
Non-Agency Mortgage-Backed	0.25%	B	37.46%
U.S. Agency Mortgage-Backed	0.02%	CCC	13.97%
Preferred Stock	0.01%	CC or below	6.30%
Other *	(1.63)%
Total	100.00%	Total	100.00%		100.00%

8 / Semi-Annual Report September 2009

STRATEGIC INCOME FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Asset-Backed Securities	30.47%	U.S. Treasury	5.85%	0 to 1 years	38.58%
Corporate Bonds	28.59%	Agency	20.88%	1 year to 3 years	18.98%
Money Market RIC	27.26%	AAA	30.14%	3 years to 5 years	2.17%
U.S. Agency Mortgage-Backed	21.68%	AA	(10.18)%	5 years to 10 years	26.51%
Non-Agency Mortgage-Backed	7.63%	A	9.88%	10 years to 20 years	7.55%
Bank Loans	6.56%	BBB	17.62%	20 years +	6.21%
U.S. Treasury Securities	5.84%	BB or below	25.81%
Commercial Mortgage-Backed	1.62%
Preferred Stock	0.68%
Other *	(30.33)%
Total	100.00%	Total	100.00%	Total	100.00%

ALPHATRAK 500 FUND
Sector Diversification		Distribution by Quality Rating		Distribution by Maturity
Non-Agency Mortgage-Backed	35.64%	U.S. Treasury	3.85%	0 to 1 years	12.49%
Asset-Backed Securities	27.39%	Agency	6.79%	1 year to 3 years	25.46%
Corporate Bonds	21.06%	AAA	32.36%	3 years to 5 years	31.90%
U.S. Agency Mortgage-Backed	6.72%	AA	9.26%	5 years to 10 years	17.20%
Commercial Mortgage-Backed	6.55%	A	12.03%	10 years to 20 years	5.66%
U.S. Treasury Securities	3.81%	BBB	13.90%	20 years +	7.29%
Bank Loans	3.39%	BB or below	21.81%
Money Market RIC	1.84%
Other *	(6.40)%
Total	100.00%	Total	100.00%	Total	100.00%

*   “Other” generally may consist of reverse repurchase agreements, futures and swaps.

All figures presented as percentages of total net assets. Credit rating distributions for each Fund were determined by giving each fixed income security the highest rating assigned by a nationally recognized statistical rating organization. If a security is not rated, the Adviser has assigned a credit rating based upon the credit rating of comparable quality rated securities.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ most recent Form N-Q was filed for the quarter ended June 30, 2009. The Funds’Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report September 2009 / 9

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 80.58%
ASSET-BACKED SECURITIES — 23.44%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$34,578	$22,144
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		5,309	5,243
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.76%	09/15/33		17,363	16,099
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.93%	12/15/33		15,051	14,495
Bayview Financial Acquisition Trust 2004-B A1
1.25%	05/28/39	[2,3]	1,418,059	701,696
Bayview Financial Acquisition Trust 2005-A A1
1.25%	02/28/40	2,3,†	3,565,373	2,407,616
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.75%	12/28/40	2,3,†	3,900,000	2,730,168
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.43%	03/25/37	2,†	2,500,000	887,524
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.55%	07/25/37	[2]	1,765,000	621,262
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		8,580	8,302
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	21,550	21,867
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		934	930
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.63%	12/25/32	[2]	351,357	109,128
Countrywide Asset-Backed Certificates 2007-10 2A2
0.37%	06/25/47	[2]	2,975,000	1,883,887
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		127,398	116,309
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		197,826	177,259
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		5,582	4,522
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
2.57%	03/25/24	[2]	2,681,408	1,333,180
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		915	889

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		$114,200	$89,788
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		41,606	31,807
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[2]	1,100,000	597,202
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[4]	2,222,622	429,634
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.45%	11/20/36	[2]	711,768	592,504
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	226,088	211,769
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.03%	10/06/40	2,3,4,5,†	1,875,066	140,638
Irwin Home Equity Corp. 2003-A M2
2.90%	10/25/27	[2]	860,518	664,393
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman Islands)
0.80%	02/05/46	2,3,4,5,†	1,763,106	96,978
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	12,324	11,125
Lehman XS Trust 2006-14N 3A2
0.37%	08/25/36	[2]	1,725,410	616,366
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.30%	11/25/36	[2]	400,921	310,191
Mid-State Trust 6 A4
7.79%	07/01/35		49,092	40,969
Morgan Stanley ABS Capital I 2004-NC2 M2
2.05%	12/25/33	[2]	1,325,459	772,749
Morgan Stanley ABS Capital I 2007-HE5 A2A
0.36%	03/25/37	[2]	564,359	478,385
Morgan Stanley ABS Capital I 2007-NC2 A2A
0.36%	02/25/37	[2]	644,109	527,523
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.30%	11/25/36	[2]	268,263	259,874
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		4,644	4,053
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		7,525	6,223
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		376,720	312,376
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	59,556	2,200

10 / Semi-Annual Report September 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		$165,689	$114,693
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		15,966	13,089
Saxon Asset Securities Trust 2002-1 M2
2.05%	11/25/31	[2]	206,009	31,671
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.39%	12/25/36	[2]	1,055,000	644,020
Structured Asset Securities Corp. 2007-EQ1 A4
0.50%	03/25/37	[2]	3,000,000	945,749
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,4]	9,343,588	66,001
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	377
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		1,789,027	1,787,450
Wells Fargo Home Equity Trust 2007-1 A1
0.35%	03/25/37	[2]	140,487	138,440

Total Asset-Backed Securities (Cost $36,880,697)				21,000,757

CORPORATES — 8.86%*
Banking — 0.70%
Bank of America N.A.
0.60%	06/15/17	[2]	750,000	626,223

Communications — 0.90%
Qwest Corp.
7.88%	09/01/11		500,000	518,125
Sprint Nextel Corp.
0.68%	06/28/10	[2]	300,000	291,452

				809,577

Electric — 0.50%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		385,000	444,848

Finance — 4.01%
Citigroup, Inc.
5.30%	10/17/12		600,000	619,481
General Electric Capital Corp. (MTN)
0.43%	06/20/14	[2]	250,000	221,271
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[2]	300,000	275,775
Goldman Sachs Group, Inc. (The)
4.50%	06/15/10		400,000	410,360
5.45%	11/01/12		500,000	534,707

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. B (The) (MTN)
0.91%	07/22/15	[2]	$200,000	$186,396
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	883,000	147,903
Morgan Stanley
0.76%	01/18/11	[2]	395,000	391,387
5.05%	01/21/11		395,000	408,715
6.75%	04/15/11		155,000	165,333
Morgan Stanley (MTN)
0.96%	10/18/16	[2]	260,000	235,300

				3,596,628

Transportation — 2.75%
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		1,216,246	1,184,481
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[7]	600,000	585,000
JetBlue Airways 2004-2 G1 Pass Through Trust
0.82%	08/15/16	[2]	561,669	417,039
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	275,761	272,314

				2,458,834

Total Corporates (Cost $8,067,605)				7,936,110

BANK LOANS — 0.79%*
Health Care — 0.79%
HCA Term Loan A
1.78%	11/18/12	[8]	755,461	708,528

Total Bank Loans
(Cost $672,861)

MORTGAGE-BACKED — 47.49%**
Commercial Mortgage-Backed — 5.00%
Bayview Commercial Asset Trust 2007-3 A1
0.49%	07/25/37	[2,3]	1,470,125	890,063
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	560,000	558,330
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.51%	11/10/45	[2]	110,000	109,966
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2
5.99%	06/15/49	[2]	290,000	291,469
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2
5.83%	02/15/51		500,000	497,684

Semi-Annual Report September 2009 / 11

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Mortgage Trust 2005-A2 9A1
5.64%	04/25/35	[2]	$616,967	$445,283
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[2]	565,000	441,462
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.44%	09/25/47	[2]	2,699,450	1,251,290

				4,485,547

Non-Agency Mortgage-Backed — 23.05%
Adjustable Rate Mortgage Trust 2005-1 1A1
4.81%	05/25/35	2,†	1,482,828	871,750
American Home Mortgage Investment Trust 2004-3 3A
3.00%	10/25/34	[2]	1,074,852	750,668
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		39,857	39,423
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		826,565	563,523
Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.49%	02/25/33	[2]	6,186	5,324
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.12%	02/25/34	[2]	374,589	340,866
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		492,374	438,200
Countrywide Alternative Loan Trust 2005-16 A5
0.53%	06/25/35	[2]	861,201	245,442
Countrywide Alternative Loan Trust 2005-27 2A1
2.25%	08/25/35	[2]	1,750,634	901,443
Countrywide Alternative Loan Trust 2005-61 2A1
0.53%	12/25/35	[2]	1,365,493	731,598
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.07%	11/25/32	[2]	200,000	126,125
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		919,321	846,862
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.34%	02/25/37	[2]	756,285	720,001
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.62%	07/19/44	[2]	687,165	393,007

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
4.06%	11/19/32	[2]	$51,547	$50,523
First Horizon Asset Securities, Inc. 2002-AR2 2A1
5.04%	12/27/32	[2]	28,440	25,560
First Horizon Asset Securities, Inc. 2003-AR2 1A1
3.50%	07/25/33	[2]	100,496	92,987
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		74,274	72,584
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[4,9]	3,374,951	87,538
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.64%	12/25/34	[2]	1,120,999	689,083
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[4,9]	1,315,490	29,598
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.47%	04/25/46	[2]	1,723,117	801,929
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.50%	01/25/34	[2]	68,757	56,389
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
4.32%	10/25/34	[2]	1,168,708	910,119
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.37%	06/25/34	[2]	72,803	61,522
MASTR Seasoned Securities Trust 2004-1 4A1
4.03%	10/25/32	[2]	191,161	174,682
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		727,083	706,074
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
3.10%	12/25/32	[2]	480,348	436,500
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		250,967	249,005
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		174,639	167,810
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		334,770	321,246
Residential Asset Securitization Trust 2004-IP2 2A1
4.31%	12/25/34	[2]	631,095	490,533

12 / Semi-Annual Report September 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		$2,562,766	$1,825,621
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.45%	10/25/36	[2]	2,111,875	1,008,507
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,086	60,457
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.75%	06/25/35	[2]	833,615	543,751
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.67%	04/25/47	[2]	3,197,436	1,479,485
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
2.30%	06/25/42	[2]	157,701	121,633
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.05%	06/25/33	[2]	598,061	563,996
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
1.67%	05/25/47	[2]	1,333,603	644,761
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
1.71%	07/25/47	[2]	1,869,454	1,001,609
Washington Mutual Mortgage Pass-Through Certificates 2007-HY4 1A1
5.46%	04/25/37	[2]	1,338,587	890,693
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		117,170	118,136

				20,656,563

U.S. Agency Mortgage-Backed — 19.44%
Fannie Mae 1988-12 A
6.90%	02/25/18	[2]	119,722	120,278
Fannie Mae 1993-80 S
10.53%	05/25/23	[2]	10,089	11,194
Fannie Mae 1997-23 PB
6.63%	01/25/22		23,916	25,739
Fannie Mae 2000-27 AN
6.00%	08/25/30		15,954	16,868
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	6,397	6,976
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		75,670	7,545
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	129,978	126,964
Fannie Mae 2003-30 ET
3.50%	08/25/16		822,202	834,587

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		$203,064	$21,439
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		61,438	1,162
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	169,116	166,306
Fannie Mae 2005-39 BN
4.55%	06/25/28		819,290	851,814
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	353,732	345,486
Fannie Mae 2007-65 PA
6.00%	03/25/31		797,837	845,263
Fannie Mae 2008-35 CI (IO)
1.28%	02/25/11	2,†	26,167,724	316,303
Fannie Mae 2009-9 VM
3.18%	04/25/13	2,†	6,221,879	341,533
Fannie Mae Pool 111643
6.43%	09/01/20	[2]	28,086	28,962
Fannie Mae Pool 190656
6.50%	02/01/14		179,176	194,229
Fannie Mae Pool 523829
8.00%	11/01/19		254,566	288,695
Fannie Mae Pool 555098
5.04%	11/01/32	[2]	149,538	154,214
Fannie Mae Pool 555177
4.75%	01/01/33	[2]	156,628	160,048
Fannie Mae Pool 555207
7.00%	11/01/17		46,664	50,078
Fannie Mae Pool 567002
8.00%	05/01/23		135,636	152,394
Fannie Mae Pool 646884
3.17%	05/01/32	[2]	7,740	7,897
Fannie Mae Pool 647903
2.95%	04/01/27	[2]	62,338	63,088
Fannie Mae Pool 648860
6.50%	05/01/17		797,337	859,448
Fannie Mae Pool 655127
7.00%	07/01/32		38,334	41,923
Fannie Mae Pool 655133
7.00%	08/01/32		50,638	55,374
Fannie Mae Pool 655151
7.00%	08/01/32		65,071	71,089
Fannie Mae Pool 753630
4.80%	11/01/33	[2]	287,047	296,458
Fannie Mae Pool 754001
5.50%	12/01/33	[2]	634,609	653,318
Fannie Mae Pool 762525
6.50%	11/01/33		199,144	213,232

Semi-Annual Report September 2009 / 13

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
3.58%	04/01/34	[2]	$562,056	$578,263
Fannie Mae Pool 805268
4.03%	01/01/35	[2]	671,100	665,562
Fannie Mae Pool 811267
4.92%	12/01/34	[2]	217,635	225,326
Fannie Mae Pool 893489
6.21%	09/01/36	[2]	769,818	816,970
Freddie Mac 1214 KA
1.08%	02/15/22	[2]	6,647	6,710
Freddie Mac 1526 L
6.50%	06/15/23		31,045	33,470
Freddie Mac 1702 TJ
7.00%	04/15/13		12,006	12,003
Freddie Mac 2043 CJ
6.50%	04/15/28		67,439	71,796
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		287,560	10,687
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		339,810	16,280
Freddie Mac 2594 VK
5.00%	02/15/23		151,776	153,357
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		59,402	5,982
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		260,060	28,828
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	834,111	828,284
Freddie Mac 2877 MV
4.75%	12/15/28		666,180	687,770
Freddie Mac 2905 JG
7.00%	09/15/34		237,285	238,956
Freddie Mac 2906 NX (IO)
5.26%	12/15/34	[2]	4,495,149	195,492
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	22,107
Freddie Mac 3202 HS (IO)
6.41%	08/15/36	[2]	3,233,975	122,621
Freddie Mac 3330 PA
5.50%	02/15/26		873,900	895,948
Freddie Mac Gold C90237
6.50%	11/01/18		161,100	174,943
Freddie Mac Gold C90474
7.00%	08/01/21		224,897	249,998
Freddie Mac Gold D93410
6.50%	04/01/19		166,625	180,850
Freddie Mac Gold O30092
5.50%	10/01/15		149,171	156,684

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold P20295
7.00%	10/01/29		$92,026	$98,293
Freddie Mac Non Gold Pool 1N1446
5.65%	01/01/37	[2]	862,360	907,948
Freddie Mac Non Gold Pool 775554
4.52%	10/01/18	[2]	6,394	6,395
Freddie Mac Non Gold Pool 782824
4.71%	11/01/34	[2]	759,713	776,507
Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[2]	5,046	5,135
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		221,555	12,326
Ginnie Mae 2004-2 FW
1.66%	01/16/34	[2]	333,024	327,052
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		1,719,069	52,534
Ginnie Mae II Pool 80546
4.00%	10/20/31	[2]	46,412	47,366
Ginnie Mae II Pool 80610
4.38%	06/20/32	[2]	581,726	594,585
Ginnie Mae II Pool 80614
4.63%	07/20/32	[2]	72,886	74,568
Ginnie Mae II Pool 80687
4.50%	04/20/33	[2]	337,233	346,241
Ginnie Mae II Pool 81018
4.63%	08/20/34	[2]	246,485	252,180
Ginnie Mae II Pool 8339
4.13%	12/20/23	[2]	83,405	84,724
Ginnie Mae II Pool 8684
4.63%	08/20/25	[2]	118,975	121,910

				17,416,555

Total Mortgage-Backed (Cost $50,080,420)				42,558,665

Total Bonds – 80.58% (Cost $95,701,583)				72,204,060

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 32.22%
Commercial Paper — 2.04%
BNP Paribas Finance, Inc.
0.25%[10]	11/23/09		910,000	909,684
Rabobank USA Finance Corp.
0.23%[10]	12/03/09		915,000	914,610

				1,824,294

14 / Semi-Annual Report September 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Money Market Fund — 15.27%
Goldman Sachs Group, Inc. (The)
0.05%[11]		13,683,000	$13,683,000

U.S. Agency Discount Notes — 0.35%
Fannie Mae
0.11%[10]	12/17/09	$315,000	314,983

U.S. Treasury Bills — 14.56%
U.S. Treasury Bills
0.14%[10]	11/27/09	380,000	379,982
0.14%[10]	12/10/09	12,670,000	12,668,644

			13,048,626

Total Short Term Investments (Cost $28,868,681)			28,870,903

Total Investments – 112.80% (Cost $124,570,264)[1]			101,074,963

Liabilities in Excess of Other Assets – (12.80)%			(11,470,506)

Net Assets – 100.00%			$89,604,457

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$640	$41,001	$41,001

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	500	22,632	22,632

				$63,633	$63,633

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(634,130)	$1,160	$(167,091)	$(801,221)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	$(1,142,673)	$2,300	$(445,955)	$(1,588,628)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(968,788)	1,950	(378,093)	(1,346,881)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(2,935,284)	4,700	(211,944)	(3,147,228)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(376,629)	475	(50,978)	(427,607)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(753,259)	950	(101,956)	(855,215)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(447,796)	570	(65,333)	(513,129)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(376,630)	475	(50,978)	(427,608)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(300,379)	380	(41,707)	(342,086)

		$(7,935,568)		$(1,514,035)	$(9,449,603)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $124,599,844 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$5,455,312
Gross unrealized depreciation	(28,980,193)

Net unrealized depreciation	$(23,524,881)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

Semi-Annual Report September 2009 / 15

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $7,044,285 representing 7.86% of total net assets.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $852,587 which is 0.95% of total net assets.

[5]	U.S. dollar denominated security issued by foreign domiciled entity.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Expected maturity date.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/24/09	HCA Term Loan A, 1.78%, 11/18/12	$672,861	$708,528	0.79%

[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion there of, pledged as collateral for swaps.

†

Fair valued security. The aggregate value of fair valued securities is $7,794,710 which is 8.70% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

16 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 79.88%
ASSET-BACKED SECURITIES — 17.64%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$107,794	$106,466
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		43,720	32,469
Bayview Financial Acquisition Trust 2005-A
A1
1.25%	02/28/40	2,3,†	11,141,791	7,523,799
Bayview Financial Acquisition Trust 2006-B
2A2
0.45%	04/28/36	[2]	1,543,579	1,482,384
Bayview Financial Revolving Mortgage Loan
Trust 2005-E A1
0.75%	12/28/40	2,3,†	14,000,000	9,800,602
Bear Stearns Asset Backed Securities Trust
2000-2 M2 (STEP)
8.28%	08/25/30		3,856,490	3,395,951
Bear Stearns Asset Backed Securities Trust
2007-2 A1
0.44%	01/25/47	[2]	1,622,007	1,294,355
Bear Stearns Asset Backed Securities Trust
2007-HE1 1A1
0.37%	02/25/37	[2]	1,656,788	1,427,342
Carrington Mortgage Loan Trust 2004-NC2
M1
0.94%	08/25/34	[2]	218,633	123,851
Carrington Mortgage Loan Trust 2007-FRE1
A3
0.51%	02/25/37	[2]	14,875,000	4,368,312
Castle Trust 2003-1AW A1
0.99%	05/15/27	2,3,†	3,169,351	1,869,946
Chase Funding Mortgage Loan Asset-Backed
Certificates 2001-4 1A6
6.24%	01/25/13	[2]	4,759,593	4,072,120
Chase Funding Mortgage Loan Asset-Backed
Certificates 2002-2 2M1
1.15%	02/25/32	[2]	774,147	210,309
Citigroup Mortgage Loan Trust, Inc.
2006-AMC1 A2B
0.41%	09/25/36	2,†	8,231,289	4,280,499
Citigroup Mortgage Loan Trust, Inc.
2007-WFH1 A2
0.35%	01/25/37	[2]	110,318	97,618
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 A3
0.43%	03/25/37	2,†	150,000	53,252
Citigroup Mortgage Loan Trust, Inc.
2007-WFH4 A2C
1.55%	07/25/37	[2]	90,000	31,679
Citigroup Mortgage Loan Trust, Inc.
2007-WFH4 M1
1.90%	07/25/37	2,†	8,520,000	522,962

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	$506,050	$444,003
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		506,193	489,819
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	39,089	36,137
Countrywide Asset-Backed Certificates
2007-11 2A1
0.31%	06/25/47	[2]	600,514	546,508
Countrywide Asset-Backed Certificates
2007-4 A1B
5.81%	09/25/37		3,944,341	3,722,120
Countrywide Asset-Backed Certificates
2007-7 2A1
0.33%	10/25/47	[2]	553,558	495,045
Credit-Based Asset Servicing and
Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		3,739,318	2,388,313
Credit-Based Asset Servicing and
Securitization LLC 2006-CB9 A4
0.48%	11/25/36	[2]	6,000,000	1,872,089
Credit-Based Asset Servicing and
Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	11,177,613
Credit-Based Asset Servicing and
Securitization LLC 2007-CB5 A1
0.31%	04/25/37	[2]	4,077,885	2,982,177
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,675	1,357
First Franklin Mortgage Loan Asset Backed
Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25	[4]	8,382,144	6,758,890
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		49,644	7,450
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.49%	12/19/32	2,3,5,†	8,650,000	6,055,155
GMAC Mortgage Corp. Loan Trust 2000-HE2
A1
0.69%	06/25/30	[2]	3,071,530	1,216,837
Green Tree Home Improvement Loan Trust
1997-E HEB1
7.53%	01/15/29		3,829,099	3,497,178
Green Tree Recreational Equipment &
Consumer Trust 1996-D Certificates
7.24%	12/15/22		156,952	104,380
GSAA Trust 2006-9 A4A
0.49%	06/25/36	[2]	13,500,000	5,449,459
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[4]	2,153,044	416,184
HFC Home Equity Loan Asset Backed
Certificates 2006-3 A4
0.49%	03/20/36	[2]	8,680,000	5,024,283

Semi-Annual Report September 2009 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HFC Home Equity Loan Asset Backed
Certificates 2007-1 AS
0.45%	03/20/36	[2]	$12,391,411	$9,444,182
HFC Home Equity Loan Asset Backed
Certificates 2007-2 A4
0.55%	07/20/36	[2]	1,325,000	568,969
HFC Home Equity Loan Trust 2005-3 M1
0.67%	01/20/35	[2]	4,673,395	3,678,197
Home Equity Asset Trust 2007-3 2A2
0.43%	08/25/37	[2]	5,635,000	2,835,476
Home Equity Mortgage Trust 2006-1 A1B
0.38%	05/25/36	[2]	1,249,119	748,124
HSI Asset Securitization Corp. Trust
2006-OPT2 2A3
0.44%	01/25/36	[2]	2,962,456	2,410,263
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman
Islands)
0.80%	02/05/46	2,3,4,5,†	8,888,991	488,933
JPMorgan Mortgage Acquisition Corp.
2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	10,588,464
JPMorgan Mortgage Acquisition Corp.
2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	11,844,709
JPMorgan Mortgage Acquisition Corp.
2007-CH5 A2
0.30%	05/25/37	[2]	3,872,914	3,358,955
JPMorgan Mortgage Acquisition Corp.
2007-HE1 AV1
0.31%	04/01/37	[2]	7,869,669	5,368,749
JPMorgan Mortgage Acquisition Corp.
2007-HE1 AV4
0.53%	03/25/47	[2]	50,000	16,078
Lehman ABS Manufactured Housing Contract
2001-B AIOC (IO)
0.55%	05/15/41	†	389,538,847	3,519,850
Lehman XS Trust 2006-GP1 A4A
0.58%	05/25/46	[2]	12,240,489	2,284,876
MASTR Asset Backed Securities Trust
2007-HE1 A2
0.40%	05/25/37	[2]	6,260,000	3,470,595
MASTR Asset Backed Securities Trust
2007-HE1 A3
0.46%	05/25/37	[2]	55,000	21,491
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2C
0.43%	06/25/37	[2]	19,057,200	7,048,616
Mid-State Trust 2004-1 B
8.90%	08/15/37		984,051	814,251
Mid-State Trust 2006-1 A
5.79%	10/15/40	[3]	9,842,678	8,897,566
Morgan Stanley ABS Capital I 2004-NC2 M2
2.05%	12/25/33	[2]	291,601	170,005

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I 2007-HE7 M2
2.25%	07/25/37	2,†	$3,525,000	$229,801
Morgan Stanley Mortgage Loan Trust
2007-10XS A18
6.00%	07/25/47	[2]	17,473,910	12,294,293
Nationstar Home Equity Loan Trust 2007-A
AV1
0.31%	03/25/37	[2]	6,421	5,990
Nationstar Home Equity Loan Trust 2007-A
AV4
0.48%	03/25/37	2,†	5,928,000	2,341,664
Nationstar Home Equity Loan Trust 2007-B
2AV1
0.37%	04/25/37	[2]	612,815	565,225
Nationstar Home Equity Loan Trust 2007-C
2AV1
0.31%	06/25/37	[2]	62,145	56,663
Nationstar Home Equity Loan Trust 2007-C
2AV3
0.43%	06/25/37	[2]	7,807,200	2,999,301
Nomura Asset Acceptance Corp. 2006-S1 A1
0.39%	01/25/36	[2,3]	204,840	190,884
Oakwood Mortgage Investors, Inc. 2002-B
AIO (IO)
6.00%	05/15/10	4,†	8,758,224	323,536
Pegasus Aviation Lease Securitization 2000-1
B1
8.08%	03/25/30	[3,4,6]	8,806,150	2,810
Popular ABS Mortgage Pass-Through Trust
2007-A A3
0.56%	06/25/47	[2]	70,000	23,426
Residential Funding Mortgage Securities II,
Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		11,827	9,695
Resmae Mortgage Loan Trust 2006-1 A1B
0.52%	02/25/36	[2,3]	2,345,984	470,207
Saxon Asset Securities Trust 2007-2 A2A
0.35%	05/25/47	[2]	7,376,549	6,538,084
Securitized Asset Backed Receivables LLC
Trust 2007-BR5 A2A
0.38%	05/25/37	[2]	11,342,772	7,882,251
SG Mortgage Securities Trust 2006-FRE1
A1B
0.52%	02/25/36	[2]	1,765,811	1,153,335
Soundview Home Equity Loan Trust
2006-OPT1 2A4
0.52%	03/25/36	[2]	7,300,000	2,570,074
Soundview Home Equity Loan Trust
2006-WF2 A2C
0.39%	12/25/36	[2]	12,000,000	7,325,347
Soundview Home Equity Loan Trust
2006-WF2 M8
2.60%	12/25/36	[2]	491,397	901

18 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Equity Loan Trust
2007-OPT5 M2
2.40%	10/25/37	[2,3]	$90,000	$8,642
Structured Asset Securities Corp. 2007-BC2
A3
0.38%	03/25/37	2,†	55,000	27,502
Terwin Mortgage Trust 2004-7HE A1
0.80%	07/25/34	[2,3]	142,962	108,708
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3,4]	553,508	510,921
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,3,4]	12,725,000	1,000,483
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,4]	15,000,000	1,015,123
Terwin Mortgage Trust 2007-9SL A1
1.75%	06/25/38	[2,3,4]	12,327,093	2,295,523
Wells Fargo Home Equity Trust 2007-1 A1
0.35%	03/25/37	[2]	197,417	194,541
Wells Fargo Home Equity Trust 2007-2 A1
0.34%	04/25/37	[2]	993,875	931,715

Total Asset-Backed Securities (Cost $371,529,541)				222,033,907

CORPORATES — 28.46%*
Banking — 4.81%
Bank of America Corp.
5.65%	05/01/18		300,000	296,714
Bank of America N.A.
0.60%	06/15/17	[2]	2,500,000	2,087,410
BankAmerica Capital III
1.08%	01/15/27	[2]	2,881,000	1,843,840
BankAmerica Institutional A
8.07%	12/31/26	[3]	5,250,000	5,145,000
Chase Capital II B
0.98%	02/01/27	[2]	6,455,000	4,396,643
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,5]	8,065,000	5,050,706
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[5]	1,825,000	1,863,657
5.00%	05/15/13	[5]	11,000,000	11,651,123
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[5]	7,640,000	8,144,660
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	31,787
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,395,150
JPMorgan Chase Capital XIII M
1.23%	09/30/34	[2]	1,576,000	1,042,768
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[5]	9,250,000	9,705,544

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Nationsbank Capital Trust III
1.06%	01/15/27	[2]	$7,650,000	$4,847,568
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,104,000

				60,606,570

Communications — 1.25%
Centennial Cellular Operating Co./Centennial
Communications Corp.
10.13%	06/15/13		1,685,000	1,743,975
CSC Holdings, Inc. B
7.63%	04/01/11		375,000	390,938
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[6]	250,000	2,500
Qwest Communications International, Inc.
7.25%	02/15/11		500,000	509,375
Qwest Corp.
7.88%	09/01/11		3,050,000	3,160,562
Sprint Nextel Corp.
0.68%	06/28/10	[2]	4,275,000	4,153,188
Verizon Wireless Capital LLC
3.75%	05/20/11	[3]	5,440,000	5,614,809
Visant Holding Corp.
8.75%	12/01/13		200,000	204,500

				15,779,847

Electric — 2.90%
Cedar Brakes I LLC
8.50%	02/15/14	[3]	2,137,002	2,128,584
Cedar Brakes II LLC
9.88%	09/01/13	[3]	6,765,900	6,864,405
Entergy Gulf States, Inc.
5.12%	08/01/10		86,000	86,220
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	117,679	107,570
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		2,500,000	2,627,880
11.88%	07/01/12		5,639,000	6,515,588
Mirant Mid Atlantic LLC A
8.63%	06/30/12		4,039,163	4,140,142
Nisource Finance Corp.
7.88%	11/15/10		2,050,000	2,157,209
Power Contract Financing LLC
6.26%	02/01/10	[3]	1,142,612	1,153,468
TECO Energy, Inc.
2.48%	05/01/10	[2]	5,665,000	5,693,325
W3A Funding Corp.
8.09%	01/02/17		4,816,848	5,033,153

				36,507,544

Semi-Annual Report September 2009 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 1.15%
AES Corp. (The)
8.75%	05/15/13	[3]	$219,000	$224,201
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	369,000
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[5]	1,835,000	1,956,294
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	243,125
Comstock Resources, Inc.
6.88%	03/01/12		150,000	149,625
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10	[3,5]	270,777	228,807
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	575,000	546,250
Massey Energy Co.
6.88%	12/15/13		375,000	363,750
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[5]	250,000	192,500
Sempra Energy Employee Stock Ownership
Plan & Trust
5.78%	11/01/14	3,†	5,000,000	5,008,398
Sonat, Inc.
7.63%	07/15/11		350,000	358,914
Williams Cos., Inc.
7.13%	09/01/11		4,555,000	4,831,944

				14,472,808

Finance — 10.93%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		10,000,000	11,186,325
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,585,595
Citigroup, Inc.
5.30%	10/17/12		3,436,000	3,547,563
5.50%	04/11/13		11,034,000	11,300,339
5.50%	10/15/14		3,510,000	3,508,736
6.38%	08/12/14		8,000,000	8,367,210
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		5,660,000	5,918,557
Ford Motor Credit Co. LLC
2.08%	01/15/10	[2]	4,070,000	4,039,475
General Electric Capital Corp. (MTN)
0.43%	06/20/14	[2]	3,500,000	3,097,791
0.85%	05/05/26	[2]	5,700,000	4,502,174
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[2]	10,144,000	9,324,872
General Electric Capital Corp. E (MTN)
0.56%	03/20/14	2,†	5,500,000	4,826,299

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
GMAC LLC
2.56%	12/01/14	[2]	$1,424,000	$1,076,900
Goldman Sachs Group, Inc. (The)
1.01%	01/12/15	[2]	2,500,000	2,396,148
5.45%	11/01/12		8,000,000	8,555,306
6.15%	04/01/18		2,500,000	2,634,133
Goldman Sachs Group, Inc. B (The) (MTN)
0.91%	07/22/15	[2]	800,000	745,583
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	4,835,000	809,862
0.00%	11/07/16	[6]	6,776,000	1,134,980
0.00%	02/16/17	[6]	4,198,000	703,165
MBNA Capital A
8.28%	12/01/26		924,000	914,760
MBNA Capital B
1.28%	02/01/27	[2]	2,721,000	1,695,003
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	29,270
8.95%	05/18/17	[2]	30,000	30,564
9.57%	06/06/17	[2]	5,184,000	5,342,890
Morgan Stanley
0.76%	01/18/11	[2]	4,405,000	4,364,712
0.79%	01/15/10	[2]	20,000	20,002
0.99%	10/15/15	[2]	2,830,000	2,592,410
6.00%	05/13/14		1,325,000	1,420,459
6.75%	04/15/11		750,000	799,998
Morgan Stanley (MTN)
5.63%	01/09/12		5,000,000	5,315,972
Morgan Stanley G (MTN)
0.84%	01/09/14	[2]	1,405,000	1,308,603
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	5,†	2,444,667	2,539,065
Power Receivables Finance LLC
6.29%	01/01/12	[3]	1,096,353	1,119,838
6.29%	01/01/12		1,150,782	1,175,432
Prudential Holdings LLC (FSA)
1.17%	12/18/17	[2,3]	10,665,000	8,732,737
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	6,055,600
Woodbourne Capital Trust I
2.77%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust II
2.77%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust III
2.77%	04/08/49	[2,3,4]	1,000,000	210,000
Woodbourne Capital Trust IV
2.77%	04/08/49	[2,3,4]	1,000,000	210,000

				137,558,328

20 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 0.63%
Community Health Systems, Inc.
8.88%	07/15/15		$250,000	$255,625
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,643,206

				7,898,831

Insurance — 1.38%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	2,000,000	1,893,065
Metropolitan Life Global Funding I
1.04%	06/25/10	[2,3]	50,000	50,100
2.20%	06/10/11	[2,3]	2,000,000	1,997,724
2.88%	09/17/12	[3]	2,810,000	2,770,719
5.13%	04/10/13	[3]	4,550,000	4,721,344
5.13%	06/10/14	[3]	3,230,000	3,377,853
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	2,601,699

				17,412,504

Materials — 0.01%
Freeport-McMoRan Copper & Gold, Inc.
3.88%	04/01/15	[2]	150,000	150,492

Real Estate Investment Trust (REIT) — 3.18%
Avalonbay Communities, Inc. (MTN)
6.13%	11/01/12		2,005,000	2,132,247
CPG Partners LP
8.25%	02/01/11		4,710,000	4,986,948
Duke Realty LP
5.63%	08/15/11		8,550,000	8,653,250
6.25%	05/15/13		9,000,000	8,937,423
HCP, Inc.
6.45%	06/25/12		4,000,000	4,126,424
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,564,923
UDR, Inc. E (MTN)
3.90%	03/15/10		25,000	24,993
Weingarten Realty Investors A (MTN)
8.25%	01/22/10		3,800,000	3,814,683
Westfield Capital Corp. Ltd. (Multinational)
4.38%	11/15/10	[3,5]	5,690,000	5,775,025

				40,015,916

Secured Assets — 0.29%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	3,5,†	5,490,000	3,678,384

Services — 0.07%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	344,062

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
United Rentals North America, Inc.
6.50%	02/15/12		$425,000	$428,188
7.00%	02/15/14		125,000	109,375

				881,625

Transportation — 1.86%
American Airlines Pass Through Trust 1999-1
7.02%	10/15/09		1,375,000	1,375,000
American Airlines Pass Through Trust
2001-02
6.98%	04/01/11	[7]	8,702	8,593
American Airlines Pass Through Trust 2003-1
(AMBAC)
3.86%	07/09/10		4,864,983	4,737,922
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		1,629,809	1,519,797
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		11,870	11,277
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		1,831,944	1,809,045
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11		3,994,305	3,914,419
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		8,751,000	8,532,225
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,447,500

				23,355,778

Total Corporates (Cost $364,751,847)				358,318,627

BANK LOANS — 1.07%*
Communications — 0.24%
Cebridge 2nd Lien (PIK)
6.29%	05/05/14	[8]	1,443,608	1,407,517
Charter Communications, Inc. Term Loan 3rd
Lien
6.66%	02/27/14	[6,8]	500,000	440,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[8]	1,177,058	1,012,270
Univision Communications, Inc. 1st Lien Strip
2.53%	03/15/14	[8]	125,000	106,172

				2,965,959

Electric — 0.05%
TPF Generation Holdings LLC 2nd Lien
4.50%	12/15/14	[8]	250,000	216,458

Semi-Annual Report September 2009 / 21

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
TXU Energy Term Loan B3
3.75%	10/10/14		$490,000	$387,100

				603,558

Health Care — 0.57%
Carestream Health, Inc. Term Loan
5.50%	10/30/13	[8]	500,000	407,500
HCA Term Loan A
1.78%	11/18/12	[8]	7,171,333	6,725,814

				7,133,314

Insurance — 0.02%
Asurion Corp. Term Loan
3.25%	07/03/14	[8]	250,000	239,375

Materials — 0.01%
Lyondell Chemical Co. New Money (DIP)
9.17%	12/15/09		93,852	98,051
Lyondell Chemical Co. Roll Up (DIP)
5.80%	12/15/09		93,713	91,468

				189,519

Services — 0.05%
Cengage Learning Term Loan B
2.75%	07/09/14	[8]	735,000	665,175

Transportation — 0.13%
Delta Air Lines, Inc. Term Loan 1st Lien
2.17%	05/01/12	[8]	1,470,000	1,347,990
United Air Lines, Inc.
2.25%	02/01/14	[8]	348,611	260,587

				1,608,577

Total Bank Loans (Cost $13,857,237)				13,405,477

MORTGAGE-BACKED — 32.57%**
Commercial Mortgage-Backed — 5.00%
Bayview Commercial Asset Trust 2006-3A A1
0.50%	10/25/36	2,3,†	5,323,246	3,447,210
Bayview Commercial Asset Trust 2007-1 A1
0.47%	03/25/37	2,3,†	152,964	97,848
Commercial Mortgage Loan Trust 2008-LS1
A4B
6.22%	12/10/49	[2]	10,025,000	8,354,950
Credit Suisse Mortgage Capital Certificates
2007-C2 A2
5.45%	01/15/49	[2]	8,000,000	7,976,138
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.18%	11/15/37		4,731,104	4,720,675

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Capital Commercial Mortgage Corp.
2005-C4 A3A
5.51%	11/10/45	[2]	$2,235,000	$2,234,303
GMAC Commercial Mortgage Securities, Inc.
2004-C1 A4
4.91%	03/10/38		410,000	406,109
Greenwich Capital Commercial Funding Corp.
2006-GG7 A4
6.12%	07/10/38	[2]	5,955,000	5,462,766
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[2]	1,918,000	1,646,865
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-LD11 A2
5.99%	06/15/49	[2]	4,179,000	4,200,174
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-LD12 A2
5.83%	02/15/51		7,450,000	7,415,498
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	3,030,000	2,582,705
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-LDPX A3
5.42%	01/15/49		2,830,000	2,392,808
Merrill Lynch Countrywide Commercial
Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	4,840,000	4,088,937
Merrill Lynch Countrywide Commercial
Mortgage Trust 2007-7 A4
5.81%	06/12/50	[2]	7,300,000	5,703,852
Morgan Stanley Capital I 2007-IQ16 A4
5.81%			2,570,000	2,206,437

				62,937,275

Non-Agency Mortgage-Backed — 18.41%
Adjustable Rate Mortgage Trust 2005-1 1A1
4.81%	05/25/35	2,†	12,585,502	7,398,977
American Home Mortgage Assets 2007-2 A1
0.37%	03/25/47	[2]	23,404,407	10,720,218
American Home Mortgage Assets 2007-4 A2
0.44%	08/25/37	[2]	22,500,000	11,068,951
American Home Mortgage Investment Trust
2004-2 2A
2.76%	02/25/44	[2]	15,947,516	13,331,913
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		11,658,624	8,140,427
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		9,918,776	6,762,273
Banco de Credito Y Securitizacion SA 2001-1
AF (Argentina)
8.00%	05/31/10	[3,4,5]	796,376	111,493

22 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Adjustable Rate Mortgage Trust
2005-4 2A3
4.45%	08/25/35	[2]	$19,000,000	$18,402,801
Bear Stearns Mortgage Funding Trust
2006-AR3 2A1
0.45%	11/25/36	[2]	14,659,402	6,985,906
Bear Stearns Mortgage Funding Trust
2007-AR4 2A1
0.46%	06/25/37	[2]	17,756,687	9,300,059
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,5]	14,341	1,757
BlackRock Capital Finance LP 1997-R2 AP
1.31%	12/25/35	[2,3,4]	16,238	16,247
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	8,549,753	7,113,672
Chase Mortgage Finance Corp. 2007-A2 2A3
4.40%	07/25/37	[2]	13,526,961	12,455,649
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		13,366,719	12,807,400
Chevy Chase Mortgage Funding Corp.
2005-2A A1
0.43%	05/25/36	[2,3]	3,099,752	2,462,256
Chevy Chase Mortgage Funding Corp.
2005-AA B2
0.87%	01/25/36	[2,3,4]	722,108	–
Citigroup Mortgage Loan Trust, Inc.
2004-HYB1 A41
5.12%	02/25/34	[2]	239,321	217,776
Countrywide Alternative Loan Trust 2005-27
2A1
2.25%	08/25/35	[2]	2,466,459	1,270,038
Countrywide Alternative Loan Trust 2005-51
2A2A
0.54%	11/20/35	[2]	40,550	37,817
Countrywide Alternative Loan Trust 2005-59
1A1
0.58%	11/20/35	[2]	10,502,691	5,678,932
Countrywide Alternative Loan Trust 2006-46
A4
6.00%	02/25/47		11,765,339	9,784,478
Countrywide Alternative Loan Trust
2006-OA12 A2
0.46%	09/20/46	[2]	5,108,842	2,101,423
Countrywide Home Loan Mortgage
Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	130,490	118,488
DLJ Mortgage Acceptance Corp. 1996-QA S
(IO)
3.17%	01/25/26	2,3,4,†	124,926	78
Downey Savings & Loan Association
Mortgage Loan Trust 2005-AR2 2A1A
0.46%	03/19/45	[2]	3,989,694	1,990,643

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association
Mortgage Loan Trust 2006-AR1 2A1A
1.84%	04/19/47	[2]	$98,494	$51,004
First Horizon Alternative Mortgage Securities
2004-AA3 A1
3.11%	09/25/34	[2]	36,580	28,161
First Horizon Asset Securities, Inc. 2002-7
2A2
5.25%	12/25/17		38,094	37,322
Harborview Mortgage Loan Trust 2005-1 X
(IO)
2.71%	03/19/35	[4,9]	9,883,785	256,361
Harborview Mortgage Loan Trust 2006-3
2A1A
6.37%	06/19/36	2,†	3,272,660	1,795,383
Harborview Mortgage Loan Trust 2006-4 X1
(IO)
3.44%	05/19/47	2,4,†	5,850,833	248,673
Harborview Mortgage Loan Trust 2007-2
2A1A
0.41%	05/25/38	[2]	18,071,101	8,265,818
Impac CMB Trust 2005-5 A1
0.57%	08/25/35	[2]	6,166,067	3,147,690
IndyMac Index Mortgage Loan Trust
2004-AR12 A1
0.64%	12/25/34	[2]	720,868	443,121
IndyMac Index Mortgage Loan Trust
2004-AR12 AX2 (IO)
2.87%	12/25/34	[4,9]	3,750,741	84,392
IndyMac Index Mortgage Loan Trust
2004-AR8 2A2A
0.65%	11/25/34	[2]	2,783,035	1,438,581
IndyMac Index Mortgage Loan Trusts
2004-AR14 AX2 (IO)
1.69%	01/25/35	[4,9]	256,697	6,417
JPMorgan Mortgage Trust 2005-A3 5A3
3.90%	06/25/35	[2]	169,977	113,801
MASTR Adjustable Rate Mortgages Trust
2003-6 4A2
5.19%	01/25/34	[2]	146,239	141,975
MASTR Adjustable Rate Mortgages Trust
2004-1 2A1
5.50%	01/25/34	[2]	270,790	222,078
MASTR Adjustable Rate Mortgages Trust
2004-5 3A1
4.37%	06/25/34	[2]	384,816	325,187
MASTR Seasoned Securities Trust 2004-1
4A1
4.03%	10/25/32	[2]	764,645	698,730
Merrill Lynch Alternative Note Asset 2007-AF1
AV1
5.54%	06/25/37	[2]	8,230,641	4,444,325

Semi-Annual Report September 2009 / 23

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		$2,930,933	$2,873,690
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		5,551,245	5,104,420
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		14,095,215	10,040,917
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.52%	12/27/35	[2]	18,720,129	9,676,489
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.45%	10/25/36	[2]	16,631,012	7,941,992
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[2]	1,528	1,382
Thornburg Mortgage Securities Trust 2007-1 A2B
0.35%	03/25/37	[2]	15,938,376	14,319,958
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.67%	04/25/47	[2]	16,920,285	7,829,180
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.50%	01/25/33	[2]	391,330	364,756
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.58%	01/25/45	[2]	1,616,697	969,702
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.10%	07/25/46	[2]	11,361,798	2,582,799

				231,733,976

U.S. Agency Mortgage-Backed — 9.16%
Fannie Mae 1997-76 FS
0.73%	09/17/27	[2]	62,976	61,446
Fannie Mae 2006-B2 AB
5.50%	05/25/14		9,687,952	10,104,357
Fannie Mae 2007-64 FA
0.72%	07/25/37	2,†	11,645,772	11,125,181
Fannie Mae FNCL (TBA)
4.50%	10/25/39		219,000	221,806
5.50%	10/25/38		1,095,000	1,145,387
Fannie Mae G92-10 Z
7.75%	01/25/22		19,666	21,988
Fannie Mae Pool 555177
4.75%	01/01/33	[2]	98,154	100,297
Fannie Mae Pool 555284
7.50%	10/01/17		5,280	5,655

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 567002
8.00%	05/01/23		$142,095	$159,652
Fannie Mae Pool 735861
6.50%	09/01/33		65,546	70,823
Fannie Mae Pool 745383
4.38%	12/01/35	[2]	3,347,772	3,470,479
Fannie Mae Pool 770900
3.58%	04/01/34	[2]	837,842	862,003
Fannie Mae Pool 805256
5.11%	01/01/35	[2]	1,368,905	1,416,460
Fannie Mae Pool 942553
5.93%	08/01/37	[2,10]	24,236,082	25,720,555
Freddie Mac 2174 PN
6.00%	07/15/29		4,121,119	4,448,068
Freddie Mac 2454 FQ
1.24%	06/15/31	[2]	69,416	69,783
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		706,285	33,837
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		45,077	4,997
Freddie Mac 3437 BI (IO)
1.55%	05/15/12	†	106,045,284	2,295,896
Freddie Mac 3447 AI (IO)
1.24%	03/15/12		46,678,407	684,165
Freddie Mac Gold A45796
7.00%	01/01/33		45,789	50,479
Freddie Mac Gold C46104
6.50%	09/01/29		52,681	56,823
Freddie Mac Gold G13032
6.00%	09/01/22	[10]	15,427,949	16,518,753
Freddie Mac Gold G13475
6.00%	01/01/24		1,858,458	1,984,049
Freddie Mac Non Gold Pool 1B1928
3.46%	08/01/34	[2]	2,537,883	2,592,366
Freddie Mac Non Gold Pool 1L0113
4.37%	05/01/35	[2]	2,492,655	2,587,964
Freddie Mac Non Gold Pool 1N1446
5.65%	01/01/37	[2]	9,865,155	10,386,666
Freddie Mac Non Gold Pool 1Q0196
5.90%	02/01/37	[2]	15,344,557	16,223,613
Freddie Mac Non Gold Pool 786781
4.43%	08/01/29	[2]	193,175	197,137
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		918,644	51,109
Ginnie Mae GNSF (TBA)
5.00%	10/15/39		1,020,000	1,055,541
Ginnie Mae I Pool 422972
6.50%	07/15/29		72,310	78,164

24 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 1849
8.50%	08/20/24		$1,947	$2,226
Ginnie Mae II Pool 2020
8.50%	06/20/25		4,429	5,061
Ginnie Mae II Pool 2286
8.50%	09/20/26		4,480	5,125
Ginnie Mae II Pool 2487
8.50%	09/20/27		23,104	26,453
Ginnie Mae II Pool 80059
4.38%	04/20/27	[2]	62,570	64,016
Ginnie Mae II Pool 80589
4.50%	03/20/32	[2]	220,957	226,188
Ginnie Mae II Pool 80610
4.38%	06/20/32	[2]	48,967	50,049
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	1,069,154	1,093,852
Ginnie Mae II Pool 81201
4.00%	01/20/35	[2]	34,921	35,964
Ginnie Mae II Pool 8599
4.38%	02/20/25	[2]	52,841	54,622

				115,369,055

Total Mortgage-Backed (Cost $491,621,310)				410,040,306

MUNICIPAL BONDS — 0.14%*
California — 0.14%
State of California Water Utility Improvements G.O. Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,794,302

Total Municipal Bonds (Cost $1,685,482)				1,794,302

Total Bonds – 79.88% (Cost $1,243,445,417)				1,005,592,619

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 26.27%
Commercial Paper — 3.28%
BNP Paribas Finance, Inc.
0.25%[11]	11/23/09		20,395,000	20,387,918
Rabobank USA Finance Corp.
0.23%[11]	12/03/09		20,875,000	20,866,093

				41,254,011

Money Market Fund — 8.99%
Goldman Sachs Group, Inc. (The)
0.05%[10]			113,163,100	113,163,100

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 4.70%
Fannie Mae
0.11%[11]	12/17/09		$2,363,000	$2,362,875
0.13%[11]	12/16/09		5,800,000	5,799,693
Federal Home Loan Bank
0.11%[11]	12/11/09		11,715,000	11,714,426
0.12%[11]	12/18/09		39,360,000	39,357,874

				59,234,868

U.S. Treasury Bills — 9.30%
U.S. Treasury Bills
0.13%[11]	12/03/09		5,305,000	5,304,565
0.13%[11]	12/10/09		12,960,000	12,958,613
0.14%[11]	11/19/09	[12]	71,320,000	71,316,387
0.14%[11]	11/27/09		3,315,000	3,314,842
0.18%[11]	10/15/09		24,160,000	24,158,072

				117,052,479

Total Short Term Investments (Cost $330,679,800)				330,704,458

Total Investments – 106.15% (Cost $1,574,125,217)[1]				1,336,297,077

Liabilities in Excess of Other Assets – (6.15)%				(77,404,576)

Net Assets – 100.00%				$1,258,892,501

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
680	U.S. Treasury Two Year Note, Expiration December 2009	$844,176
392	U.S. Treasury Five Year Note, Expiration December 2009	595,467

	Net unrealized appreciation	$1,439,643

Issues	Expiration Date	Notional Amount (000’s)[b]	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$4,250	$1,994

Semi-Annual Report September 2009 / 25

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	$1,425	$(8,159)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,325	(6,745)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,850	(175,453)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	2,800	(257,565)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	1,250	8,033

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	2,750	14,187

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	2,550	73,424

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	2,725	76,695

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	295	7,384

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	900	(36,405)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	900	(36,405)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	1,600	(43,304)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	275	(41,202)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	$275	$(12,251)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	1,905	(13,170)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	1,905	(42,013)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	2,935	(6,839)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	2,930	(6,828)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	2,930	(42,979)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	2,935	(43,053)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	1,800	(102,099)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	1,170	57,201

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	895	44,579

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	890	44,330

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	9,950	195,685

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	1,170	86,919

26 / Semi-Annual Report September 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	$4,200	$144,039

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	3,600	123,462

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	1,900	65,160

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	1,900	65,160

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	2,275	78,021

			$211,803

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$3,250	$208,208	$208,208

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	5,500	248,951	248,951

				$457,159	$457,159

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	$(757,532)	$2,000	$(623,884)	$(1,381,416)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(2,022,655)	3,700	(532,964)	(2,555,619)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	$(3,278,975)	$6,600	$(1,279,698)	$(4,558,673)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(1,562,831)	3,200	(647,435)	(2,210,266)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(2,782,160)	5,600	(1,085,805)	(3,867,965)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(1,933,052)	11,630	(6,099,882)	(8,032,934)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(13,645,948)	21,850	(985,314)	(14,631,262)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(2,653,119)	4,000	(25,373)	(2,678,492)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(4,162,893)	6,000	145,155	(4,017,738)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(3,314,339)	4,180	(448,606)	(3,762,945)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(4,519,554)	5,700	(611,735)	(5,131,289)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(3,134,574)	3,990	(457,328)	(3,591,902)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(2,636,406)	3,325	(356,846)	(2,993,252)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(2,478,130)	3,135	(344,079)	(2,822,209)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(1,840,195)	5,000	(1,068,743)	(2,908,938)

		$(50,722,363)		$(14,422,537)	$(65,144,900)

Semi-Annual Report September 2009 / 27

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $1,574,967,763 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$38,147,068
Gross unrealized depreciation	(276,817,754)

Net unrealized depreciation	$(238,670,686)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $109,941,048 representing 8.73% of total net assets.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $14,377,821 which is 1.14% of total net assets.

[5]	U.S. dollar denominated security issued by foreign domiciled entity.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Expected maturity date.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.25%, 07/03/14	$248,296	$239,375	0.02%
06/01/07	Carestream Health, Inc. Term Loan, 5.50%, 10/30/13	504,393	407,500	0.03%
04/05/07	Cebridge 2nd Lien (PIK), 6.29%, 05/05/14	1,449,042	1,407,517	0.11%
06/27/07	Cengage Learning Term Loan B, 2.75%, 07/09/14	729,977	665,175	0.05%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 6.66%, 02/27/14	502,130	440,000	0.03%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.17%, 05/01/12	1,470,000	1,347,990	0.11%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	627,291	1,012,270	0.08%
10/10/07	HCA Term Loan A, 1.78%, 11/18/12	6,943,848	6,725,814	0.54%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.50%, 12/15/14	242,189	216,458	0.02%
02/01/07	United Air Lines, Inc., 2.25%, 02/01/14	348,611	260,587	0.02%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.53%, 03/15/14	118,116	106,172	0.01%

		$13,183,893	$12,828,858	1.02%

[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[10]	Securities, or a portion there of, pledged as collateral for swaps.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $75,979,043 which is 6.04% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(FSA): Financial Security Assurance

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

28 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.65%
ASSET-BACKED SECURITIES — 9.23%**
ABFS Mortgage Loan Trust 2002-2 A7
(STEP)
5.72%	07/15/33		$9,701	$9,582
Bayview Financial Acquisition Trust 2005-A
A1
1.25%	02/28/40	2,3,†	1,337,015	902,856
Bayview Financial Revolving Mortgage Loan
Trust 2005-E A1
0.75%	12/28/40	2,3,†	1,500,000	1,050,064
Bear Stearns Asset Backed Securities Trust
2002-1 1A5 (STEP)
6.89%	12/25/34		16,892	15,067
Bear Stearns Asset Backed Securities Trust
2007-2 A1
0.44%	01/25/47	[2]	157,668	125,818
Birch Real Estate CDO Ltd. 1A A1 (Cayman
Islands)
5.16%	02/10/38	3,4,†	650,000	557,187
Chase Funding Mortgage Loan Asset-Backed
Certificates 2004-2 1A4
5.32%	02/25/35		20,133	17,638
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 A3
0.43%	03/25/37	2,†	1,376,500	488,671
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	185,552	162,801
Conseco Finance 2002-A A5 (STEP)
7.55%	04/15/32		309,477	244,117
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	314,654	229,606
Conseco Finance 2002-C MF2
6.98%	06/15/32	[2]	31,761	30,976
Conseco Finance Home Loan Trust 2000-E
M1
8.13%	08/15/31	[2]	137,398	124,462
Credit-Based Asset Servicing and
Securitization LLC 2007-CB5 A1
0.31%	04/25/37	[2]	653,740	478,083
First Franklin Mortgage Loan Asset Backed
Certificates 2006-FF18 M1
0.48%	12/25/37	[2]	2,500,000	9,024
Green Tree Home Improvement Loan Trust
1995-C B2
7.60%	07/15/20		46	37
Green Tree Home Improvement Loan Trust
1997-E HEB1
7.53%	01/15/29		609,729	556,876
GSAMP Trust 2007-FM2 A2A
0.31%	01/25/37	[2]	580,218	454,541
HFC Home Equity Loan Asset Backed
Certificates 2006-4 A3V
0.40%	03/20/36	[2]	1,500,000	1,179,739

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HFC Home Equity Loan Asset Backed
Certificates 2007-2 A4
0.55%	07/20/36	[2]	$150,000	$64,412
HFC Home Equity Loan Asset Backed
Certificates 2007-2 M1
0.56%	07/20/36	[2]	500,000	284,870
IndyMac Manufactured Housing Contract
1997-1 A3
6.61%	02/25/28		614,900	447,232
IndyMac Manufactured Housing Contract
1997-1 A4
6.75%	02/25/28		203,714	148,909
JPMorgan Mortgage Acquisition Corp.
2006-FRE1 A3
0.44%	05/25/35	[2]	832,328	700,118
JPMorgan Mortgage Acquisition Corp.
2007-CH4 A3
0.36%	05/25/37	[2]	1,195,000	576,832
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	23,005	20,767
MASTR Asset Backed Securities Trust
2007-HE1 A1
0.33%	05/25/37	[2]	481,710	428,976
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2C
0.43%	06/25/37	[2]	43,900	16,237
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2D
0.50%	06/25/37	2,†	1,500,000	457,513
Mid-State Trust 11 A1
4.86%	07/15/38		1,408,351	1,204,544
Mid-State Trust 2004-1 A
6.01%	08/15/37		336,649	303,562
Mid-State Trust 2004-1 B
8.90%	08/15/37		246,013	203,563
Mid-State Trust 2005-1 M2
7.08%	01/15/40		305,405	236,245
Morgan Stanley ABS Capital I 2006-HE6 A2B
0.35%	09/25/36	[2]	270,000	213,624
Nationstar Home Equity Loan Trust 2006-B
AV4
0.53%	09/25/36	[2]	2,450,000	1,002,303
Nationstar Home Equity Loan Trust 2007-C
2AV2
0.38%	06/25/37	[2]	1,150,000	600,208
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		45,663	37,864
Option One Mortgage Loan Trust 2007-6 2A4
0.50%	07/25/37	[2]	1,255,000	438,130
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,220	809

Semi-Annual Report September 2009 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc.
2003-RS1 AI5 (STEP)
5.69%	03/25/33		$16,704	$8,022
Residential Funding Mortgage Securities II,
Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		29,858	25,440
Resmae Mortgage Loan Trust 2006-1 A1B
0.52%	02/25/36	[2,3]	132,939	26,645
Securitized Asset Backed Receivables LLC
Trust 2006-HE2 A2C
0.40%	07/25/36	[2]	2,700,000	948,220
SG Mortgage Securities Trust 2006-FRE1
A1B
0.52%	02/25/36	[2]	100,904	65,905
Soundview Home Equity Loan Trust
2006-WF2 A2C
0.39%	12/25/36	[2]	1,680,000	1,025,549
Soundview Home Equity Loan Trust
2007-OPT1 2A2
0.40%	06/25/37	[2]	1,122,000	383,078
Soundview Home Equity Loan Trust
2007-OPT3 2A2
0.38%	08/25/37	[2]	1,045,000	488,436
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[3]	71,606	66,867
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3,5]	38,676	35,701
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	1,110
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	89,666

Total Asset-Backed Securities (Cost $21,202,701)				17,188,502

CORPORATES — 31.59%*
Banking — 6.12%
ANZ National International Ltd. (New
Zealand)
6.20%	07/19/13	[3,4]	600,000	657,091
BAC Capital Trust XV
1.16%	06/01/56	[2]	1,432,000	800,630
Bank of America Corp.
7.63%	06/01/19		350,000	395,065
Bank of America N.A.
0.60%	06/15/17	[2]	600,000	500,978
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[4]	850,000	898,816
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,4]	770,000	482,213
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	700,000	741,435

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	$500,000	$537,834
6.00%	02/15/18	[4]	575,000	602,989
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[4]	760,000	810,202
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	89,400
HBOS PLC (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	817,123
JPMorgan Chase & Co.
6.30%	04/23/19		670,000	732,784
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	380,000	365,977
JPMorgan Chase Bank NA
0.63%	06/13/16	[2]	600,000	555,223
JPMorgan Chase Capital XIII M
1.23%	09/30/34	[2]	1,070,000	707,971
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49	[2,3,4]	775,000	445,625
Nationsbank Capital Trust III
1.06%	01/15/27	[2]	616,000	390,340
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	863,920

				11,395,616

Communications — 1.02%
Qwest Corp.
7.88%	09/01/11		575,000	595,844
Sprint Nextel Corp.
0.68%	06/28/10	[2]	385,000	374,030
Time Warner Cable, Inc.
8.25%	04/01/19		450,000	544,845
Verizon Wireless Capital LLC
5.55%	02/01/14	[3]	350,000	378,603

				1,893,322

Electric — 3.85%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	364,107	369,408
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		300,000	341,264
EDF SA (France)
5.50%	01/26/14	[3,4]	775,000	851,242
Entergy Louisiana LLC
5.83%	11/01/10		758,000	759,628
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		1,060,000	1,224,778
Nisource Finance Corp.
10.75%	03/15/16		450,000	529,699

30 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PG&E Corp.
5.75%	04/01/14		$910,000	$994,566
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	479,819
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	583,242
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	800,000	985,030
Union Electric Co.
6.70%	02/01/19		54,000	61,053

				7,179,729

Energy — 2.88%
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		450,000	507,116
Marathon Oil Corp.
7.50%	02/15/19		840,000	970,552
Sabine Pass LNG LP
7.25%	11/30/13		935,000	839,162
Southern Union Co.
7.20%	11/01/66	[2]	910,000	721,175
Valero Energy Corp.
9.38%	03/15/19		1,071,000	1,250,034
Williams Cos., Inc.
7.88%	09/01/21		150,000	162,567
8.75%	01/15/20		800,000	921,325

				5,371,931

Finance — 10.21%
Bear Stearns Cos., Inc. (The)
7.25%	02/01/18		1,140,000	1,304,004
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	924,495
Citigroup, Inc.
0.75%	11/05/14	[2]	625,000	554,698
0.94%	08/25/36	[2]	205,000	106,247
5.50%	04/11/13		451,000	461,886
5.50%	10/15/14		371,000	370,866
6.38%	08/12/14		750,000	784,426
6.50%	08/19/13		408,000	428,663
8.50%	05/22/19		300,000	339,221
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		625,000	653,551
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		425,000	432,095
Ford Motor Credit Co. LLC
8.63%	11/01/10		319,000	322,779
General Electric Capital Corp.
5.63%	05/01/18		730,000	741,286

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. (MTN)
1.31%	05/22/13	[2]	$340,000	$326,400
6.88%	01/10/39		300,000	315,213
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[2]	1,394,000	1,281,435
General Electric Capital Corp. E (MTN)
0.56%	03/20/14	2,†	300,000	263,253
Goldman Sachs Group, Inc. (The)
0.65%	02/06/12	[2]	210,000	206,721
5.13%	01/15/15		750,000	784,676
6.00%	05/01/14		250,000	272,157
6.15%	04/01/18		600,000	632,192
7.50%	02/15/19		800,000	921,263
Goldman Sachs Group, Inc. B (The) (MTN)
0.91%	07/22/15	[2]	100,000	93,198
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	452,000	75,710
0.00%	11/07/16	[6]	502,000	84,085
0.00%	02/16/17	[6]	260,000	43,550
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	271,000	45,392
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	497,581
8.95%	05/18/17	[2]	410,000	417,708
9.57%	06/06/17	[2]	319,000	328,777
Morgan Stanley
0.76%	01/18/11	[2]	345,000	341,845
0.99%	10/15/15	[2]	187,000	171,301
6.00%	05/13/14		770,000	825,474
6.75%	04/15/11		180,000	192,000
Morgan Stanley (MTN)
0.96%	10/18/16	[2]	570,000	515,850
Morgan Stanley G (MTN)
0.84%	01/09/14	[2]	615,000	572,805
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	4,†	125,000	129,827
Power Receivables Finance LLC
6.29%	01/01/12		237,154	242,234
Prudential Holdings LLC (FSA)
1.17%	12/18/17	[2,3]	500,000	409,411
Wachovia Bank N.A.
6.00%	11/15/17		643,000	675,724
Wachovia Corp.
0.83%	10/28/15	[2]	250,000	214,390
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	255,931

Semi-Annual Report September 2009 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	$500,000	$455,000

				19,015,320

Health Care — 1.13%
HCA, Inc.
8.50%	04/15/19	[3]	430,000	448,275
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	790,533
WellPoint, Inc.
6.00%	02/15/14		800,000	861,911

				2,100,719

Insurance — 1.64%
Allied World Assurance Co. Holdings Ltd.
(Bermuda)
7.50%	08/01/16	[4]	244,000	255,335
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[4]	375,000	375,469
Metlife, Inc.
7.72%	02/15/19		270,000	318,411
Metropolitan Life Global Funding I
5.13%	06/10/14	[3]	800,000	836,620
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	330,150
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	896,469
Stingray Pass-Through Trust
5.90%	01/12/15	3,5,†	225,000	47,251

				3,059,705

Materials — 0.45%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[4]	335,000	392,897
Barrick Gold Finance Co. LLC (MTN)
(Canada)
6.13%	09/15/13	[4]	410,000	451,026

				843,923

Real Estate Investment Trust (REIT) — 1.98%
CPG Partners LP
8.25%	02/01/11		670,000	709,396
Duke Realty LP
6.25%	05/15/13		790,000	784,507
HCP, Inc.
7.07%	06/08/15		200,000	200,869
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	842,641

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	$206,000	$186,118
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	70,029
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	80,502
WEA Finance LLC
7.13%	04/15/18	[3]	775,000	809,191

				3,683,253

Transportation — 2.31%
American Airlines Pass Through Trust 2003-1
(AMBAC)
3.86%	07/09/10		17,514	17,057
American Airlines Pass Through Trust
2009-1A
10.38%	07/02/19		850,000	928,625
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		298,022	277,906
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		83,092	78,937
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		395,203	371,491
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		373,000	352,485
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		58,705	57,971
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		1,202,000	1,171,950
JetBlue Airways 2004-2 G1 Pass Through
Trust
0.82%	08/15/16	[2]	22,467	16,682
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	386,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		225,652	191,804
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	468,794	462,934

				4,313,842

Total Corporates (Cost $56,123,023)				58,857,360

BANK LOANS — 0.27%*
Health Care — 0.27%
HCA Term Loan A
1.78%	11/18/12	[8]	536,705	503,362

Total Bank Loans (Cost $526,386)

32 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 43.38%**
Commercial Mortgage-Backed — 10.70%
Bear Stearns Commercial Mortgage Securities 2007-PW18 AM
6.08%	06/11/50	[2]	$155,000	$114,789
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	40,000	41,498
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[2]	950,000	929,805
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	449,590
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[2]	690,000	649,135
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.89%	12/10/49	[2]	40,000	34,925
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		1,100,000	922,479
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.22%	12/10/49	[2]	735,000	612,557
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.22%	12/10/49	[2]	210,000	101,915
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	302,963
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		1,060,000	878,430
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.12%	07/10/38	[2]	1,180,000	1,082,462
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		505,000	448,757
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	824,038
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[2]	1,330,000	1,239,987
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[2]	955,000	819,998
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	910,000	775,664
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.26%	02/15/51	[2]	170,000	121,104

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		$1,540,000	$1,302,094
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		761,113	777,911
LB-UBS Commercial Mortgage Trust 2007-C2 AM
5.49%	02/15/40	[2]	190,000	129,559
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	760,000	642,064
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-9 AM
5.86%	09/12/49	[2]	365,000	250,369
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		1,077,000	1,049,850
Morgan Stanley Capital I 2006-HQ10 AM
5.36%	11/12/41		365,000	277,930
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[2]	1,700,000	1,629,087
Morgan Stanley Capital I 2007-IQ16 A4
5.81%			2,060,000	1,768,584
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.52%	08/25/35	[2]	1,583,614	856,480
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
2.38%	02/25/36	[2]	1,706,699	905,933

				19,939,957

Non-Agency Mortgage-Backed — 3.59%
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		18,396	18,195
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.53%	01/25/35	[2,3]	389,980	271,505
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.43%	05/25/36	[2,3]	403,244	320,313
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.12%	02/25/34	[2]	62,432	56,811
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		225,488	221,401
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
2.95%	06/25/35	[5,9]	99,150	3,470
Countrywide Alternative Loan Trust 2005-27 2A1
2.25%	08/25/35	[2]	429,495	221,157

Semi-Annual Report September 2009 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-27 3A2
2.00%	08/25/35	[2]	$45,116	$21,591
Countrywide Alternative Loan Trust 2005-72 A1
0.52%	01/25/36	[2]	934,989	493,319
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	600,668	545,423
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		97,141	95,172
GSR Mortgage Loan Trust 2004-9 5A7
3.89%	08/25/34	2,†	1,469,000	1,059,234
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[5,9]	803,560	20,842
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[5,9]	321,958	7,244
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.50%	10/25/34	[2]	213,659	168,415
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.65%	11/25/34	[2]	70,377	36,379
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
5.70%	05/25/37	[2]	25,332	13,660
Lehman XS Trust 2007-12N 1A3A
0.45%	07/25/47	[2]	4,500,000	894,054
Lehman XS Trust 2007-14H A12
0.75%	07/25/47	2,†	9,636,000	538,638
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.50%	01/25/34	[2]	3,438	2,819
MASTR Seasoned Securities Trust 2002-8 1A1
5.50%	12/25/17		11,995	12,099
MASTR Seasoned Securities Trust 2004-1 4A1
4.03%	10/25/32	[2]	4,970	4,542
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		164,958	160,191
MASTR Seasoned Securities Trust 2005-1 4A1
3.42%	10/25/32	[2]	10,910	9,926
Residential Accredit Loans, Inc. 2003-QS17 NB1
5.25%	09/25/33		15,638	14,501

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		$87,372	$80,669
Residential Asset Securitization Trust 2004-IP2 2A1
4.31%	12/25/34	[2]	134,825	104,796
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.67%	04/25/47	[2]	912,368	422,162
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.50%	01/25/33	[2]	27,444	25,581
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		966,565	838,162

				6,682,271

U.S. Agency Mortgage-Backed — 29.09%
Fannie Mae 1989-25 G
6.00%	06/25/19		4,860	5,305
Fannie Mae 1992-116 B
6.50%	06/25/22		791	864
Fannie Mae 1993-225 SG
26.33%	12/25/13	[2]	137,072	170,816
Fannie Mae 1993-80 S
10.53%	05/25/23	[2]	31,528	34,982
Fannie Mae 2001-52 YZ
6.50%	10/25/31		730,380	798,220
Fannie Mae 2003-27 SG (IO)
7.40%	04/25/17	[2]	9,136,228	678,510
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		51,679	502
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	2,†	44,674,188	614,672
Fannie Mae 2007-64 FA
0.72%	07/25/37	2,†	1,879,024	1,795,027
Fannie Mae 2008-50 SA (IO)
5.80%	11/25/36	2,†	11,448,734	1,154,629
Fannie Mae 2009-9 VM
3.18%	04/25/13	2,†	13,332,597	731,855
Fannie Mae FNCL (TBA)
4.50%	10/25/39		4,350,000	4,405,734
Fannie Mae Pool 253974
7.00%	08/01/31		37,040	40,516
Fannie Mae Pool 254232
6.50%	03/01/22		51,629	56,049
Fannie Mae Pool 527247
7.00%	09/01/26		194	215
Fannie Mae Pool 545191
7.00%	09/01/31		19,154	20,952

34 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$113	$125
Fannie Mae Pool 549740
6.50%	10/01/27		81,287	87,043
Fannie Mae Pool 555177
4.75%	01/01/33	[2]	52,209	53,349
Fannie Mae Pool 555207
7.00%	11/01/17		3,333	3,577
Fannie Mae Pool 555284
7.50%	10/01/17		2,508	2,686
Fannie Mae Pool 606108
7.00%	03/01/31		2,444	2,700
Fannie Mae Pool 630599
7.00%	05/01/32		23,359	25,751
Fannie Mae Pool 655928
7.00%	08/01/32		15,711	17,490
Fannie Mae Pool 725027
5.00%	11/01/33		1,661,517	1,724,603
Fannie Mae Pool 725425
5.50%	04/01/34		1,643,759	1,729,221
Fannie Mae Pool 735207
7.00%	04/01/34		14,177	15,503
Fannie Mae Pool 735224
5.50%	02/01/35		1,572,982	1,655,153
Fannie Mae Pool 735646
4.50%	07/01/20		35,822	37,740
Fannie Mae Pool 735686
6.50%	12/01/22		301,190	319,919
Fannie Mae Pool 735861
6.50%	09/01/33		379,975	410,567
Fannie Mae Pool 764388
4.93%	03/01/34	[2]	362,079	377,875
Fannie Mae Pool 765387
6.00%	08/01/34		25,009	26,888
Fannie Mae Pool 770869
3.49%	04/01/34	[2]	570,035	584,693
Fannie Mae Pool 776708
5.00%	05/01/34		1,089,092	1,129,808
Fannie Mae Pool 789606
6.00%	08/01/34		19,236	20,442
Fannie Mae Pool 817611
5.33%	11/01/35	[2]	258,349	273,720
Fannie Mae Pool 844773
5.10%	12/01/35	[2]	18,657	19,602
Fannie Mae Pool 888430
5.00%	11/01/33		1,369,167	1,421,153
Fannie Mae Pool 889125
5.00%	12/01/21		1,538,739	1,632,686

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889184
5.50%	09/01/36		$1,553,854	$1,634,643
Fannie Mae Pool 895606
5.75%	06/01/36	[2]	692,282	726,904
Fannie Mae Pool 918445
5.86%	05/01/37	[2]	78,739	83,102
Fannie Mae Pool 939419
5.64%	05/01/37	[2]	927,345	976,135
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	16,669
Freddie Mac 1688 W
7.25%	03/15/14		4,314	4,664
Freddie Mac 2174 PN
6.00%	07/15/29		296,968	320,528
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		152,915	7,326
Freddie Mac 2594 VK
5.00%	02/15/23		3,571	3,608
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	57,636
Freddie Mac Gold A25162
5.50%	05/01/34		1,367,653	1,439,775
Freddie Mac Gold A33262
5.50%	02/01/35		200,401	212,281
Freddie Mac Gold A68781
5.50%	10/01/37		46,118	48,347
Freddie Mac Gold A72702
5.50%	02/01/38		1,617,137	1,712,775
Freddie Mac Gold A72860
6.00%	02/01/38		42,711	45,141
Freddie Mac Gold C90504
6.50%	12/01/21		6,728	7,293
Freddie Mac Gold E01279
5.50%	01/01/18		10,307	11,039
Freddie Mac Gold E90474
6.00%	07/01/17		22,165	23,774
Freddie Mac Gold G01548
7.50%	07/01/32		1,058,740	1,210,495
Freddie Mac Gold G01601
4.00%	09/01/33		26,991	26,744
Freddie Mac Gold G01611
4.00%	09/01/33		10,933	10,833
Freddie Mac Gold G01644
5.50%	02/01/34		1,377,194	1,449,569
Freddie Mac Gold G01673
5.50%	04/01/34		90,429	96,124
Freddie Mac Gold G02366
6.50%	10/01/36		1,012,562	1,084,657

Semi-Annual Report September 2009 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G03243
5.50%	07/01/37		$80,352	$84,235
Freddie Mac Gold G03436
6.00%	11/01/37		1,943,562	2,068,603
Freddie Mac Gold G03601
6.00%	07/01/37		34,561	36,784
Freddie Mac Gold G03640
5.50%	12/01/37		1,384,618	1,451,542
Freddie Mac Gold G04079
5.50%	03/01/38		1,808,226	1,895,624
Freddie Mac Gold G05119
6.50%	09/01/38		37,735	40,281
Freddie Mac Gold G11707
6.00%	03/01/20		17,302	18,557
Freddie Mac Gold G12393
5.50%	10/01/21		1,586,616	1,693,961
Freddie Mac Gold G12909
6.00%	11/01/22		1,201,766	1,290,490
Freddie Mac Gold G13032
6.00%	09/01/22		1,235,050	1,322,371
Freddie Mac Gold J06246
5.50%	10/01/21		1,009,941	1,072,825
Freddie Mac Non Gold Pool 1B3413
5.89%	05/01/37	[2]	1,156,922	1,222,012
Freddie Mac Non Gold Pool 1J0045
5.10%	01/01/36	[2]	27,034	28,282
Freddie Mac R001 AE
4.38%	04/15/15		1,117,676	1,151,649
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		103,753	5,772
Ginnie Mae 2004-8 SE
13.81%	11/26/23	[2]	192,278	217,436
Ginnie Mae GNSF (TBA)
4.50%	10/15/39		6,470,000	6,566,039
5.50%	10/15/38		615,000	645,221
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	96,844	99,081

				54,201,969

Total Mortgage-Backed (Cost $79,691,436)				80,824,197

MUNICIPAL BONDS — 0.13%*
California — 0.13%
State of California, Water Utility Improvements G.O., Taxable
5.95%	04/01/16		225,000	237,483

Total Municipal Bonds (Cost $226,093)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 10.05%
U.S. Treasury Notes — 10.05%
2.00%	01/15/16	[10]	$1,699,000	$1,914,971
3.75%	11/15/18		7,161,000	7,411,355
2.75%	06/30/14		9,240,000	9,405,670

				18,731,996

Total U.S. Treasury Securities (Cost $18,841,643)				18,731,996

Total Bonds – 94.65% (Cost $176,611,282)				176,342,900

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 14.36%
Commercial Paper — 3.20%
BNP Paribas Finance, Inc.
0.25%[11]	11/23/09		3,170,000	3,168,951
Rabobank USA Finance Corp.
0.23%[11]	12/03/09		2,800,000	2,798,805

				5,967,756

Money Market Fund — 6.22%
Goldman Sachs Group, Inc. (The)
0.05%[12]			11,586,000	11,586,000

U.S. Treasury Bills — 4.94%
U.S. Treasury Bills
0.11%[11]	12/17/09		$3,910,000	3,909,398
0.13%[11]	12/10/09		1,025,000	1,024,890
0.17%[11]	11/19/09	[13]	2,750,000	2,749,861
0.18%[11]	10/15/09		1,510,000	1,509,880

				9,194,029

Total Short Term Investments (Cost $26,746,891)				26,747,785

Total Investments – 109.01% (Cost $203,358,173)[1]				203,090,685

Liabilities in Excess of Other Assets – (9.01)%				(16,791,201)

Net Assets – 100.00%				$186,299,484

36 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
96	U.S. Treasury Five Year Note, Expiration December 2009	$145,829
47	U.S. Treasury Ten Year Note, Expiration December 2009	104,189

	Net unrealized appreciation	$250,018

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
3	Euro Dollar Ninety Day, Expiration September 2010	$(1,905)
3	Euro Dollar Ninety Day, Expiration December 2010	(1,905)
3	Euro Dollar Ninety Day, Expiration March 2011	(1,980)
3	Euro Dollar Ninety Day, Expiration June 2011	(2,242)
2	Euro Dollar Ninety Day, Expiration September 2011	(1,745)
2	Euro Dollar Ninety Day, Expiration December 2011	(1,920)
2	Euro Dollar Ninety Day, Expiration March 2012	(1,845)
2	Euro Dollar Ninety Day, Expiration June 2012	(1,820)

	Net unrealized depreciation	$(15,362)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.

	04/30/11	$540	$47,426
Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$250	$117

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	120	(11,381)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	(16,098)

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	$100	$643

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	175	903

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	190	5,471

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	175	(1,002)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	(891)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	175	4,925

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	105	2,628

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	75	(3,034)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	75	(3,034)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	80	(2,165)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	200	(29,965)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

	03/20/14	210	(13,606)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	200	(8,910)

Semi-Annual Report September 2009 / 37

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	$205	$(1,417)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	135	(11,866)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	205	(4,521)

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.

	03/20/14	165	(11,392)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	140	(3,393)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	265	(617)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	260	(606)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	260	(3,814)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	265	(3,887)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	150	(8,508)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	175	8,556

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	135	6,724

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	135	6,724

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

	09/20/16	$125	$2,427

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	625	12,292

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	175	13,001

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	175	6,002

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	135	4,630

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	225	7,716

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	225	7,716

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	340	11,660

			$(37,972)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	$1,879,179	$3,160	$(1,172,097)	$707,082

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	18,663	215	29,445	48,108

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	24,341	250	31,599	55,940

38 / Semi-Annual Report September 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	$1,120,930	$1,840	$(709,212)	$411,718

		$3,043,113		$(1,820,265)	$1,222,848

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s) [b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$365	$23,383	$23,383

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	800	36,211	36,211

				$59,594	$59,594

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(125,490)	$755	$(395,995)	$(521,485)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(819,995)	1,500	(216,067)	(1,036,062)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(288,152)	580	(112,459)	(400,611)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(87,909)	180	(36,418)	(124,327)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(447,133)	900	(174,504)	(621,637)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(1,436,416)	2,300	(103,717)	(1,540,133)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	$(98,600)	$150	$(1,843)	$(100,443)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(225,978)	285	(30,586)	(256,564)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(263,641)	332	(35,684)	(299,325)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(261,214)	332	(38,111)	(299,325)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(188,315)	238	(25,489)	(213,804)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(150,190)	190	(20,853)	(171,043)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(82,809)	225	(48,093)	(130,902)

		$(4,475,842)		$(1,239,819)	$(5,715,661)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $203,559,640 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$11,137,947
Gross unrealized depreciation	(11,606,902)

Net unrealized depreciation	$(468,955)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $13,357,438 representing 7.17% of total net assets.

[4]	U.S. dollar denominated security issued by foreign domiciled entity.

Semi-Annual Report September 2009 / 39

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $114,508 which is 0.06% of total net assets.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Expected maturity date.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA Term Loan A, 1.78%,
	11/18/12	$526,386	$503,362	0.27%

[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $10,020,283 which is 5.38% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for swaps.

[13]	Securities, or a portion there of, pledged as collateral for futures.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(FSA): Financial Security Assurance

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

40 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.73%
ASSET-BACKED SECURITIES — 6.82%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$69,156	$44,287
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		9,162	9,050
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		194,311	144,307
Asset Backed Funding Certificates 2007-WMC1 A2B
1.25%	06/25/37	2,†	41,977,000	16,620,743
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.24%	08/15/33	[2]	3,221,370	1,079,735
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		5,883,100	5,201,721
Bayview Financial Acquisition Trust 2005-D AF3
5.50%	12/28/35	[2]	390,000	299,516
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		105,576	94,172
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.44%	01/25/47	[2]	1,773,762	1,415,455
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	3,4,†	2,400,000	2,057,307
BNC Mortgage Loan Trust 2007-1 A3
0.35%	03/25/37	[2]	12,881,000	6,346,938
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.37%	02/25/37	[2]	13,555,760	11,819,537
Centex Home Equity 2006-A AV3
0.41%	06/25/36	[2]	16,700,000	11,205,151
Centex Home Equity 2006-A AV4
0.50%	06/25/36	2,†	100,000	48,796
Citicorp Residential Mortgage Securities 2006-2 A5 (STEP)
6.04%	09/25/36		100,000	62,959
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		430,000	285,235
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A
0.31%	05/25/37	[2]	19,623,051	16,441,550
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.39%	05/25/37	[2]	21,600,000	8,797,002

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.45%	01/25/37	[2]	$28,000	$10,320
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.43%	03/25/37	2,†	195,000	69,227
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
1.25%	07/25/37	[2]	3,090,000	191,132
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		5,115,438	4,418,576
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	194,930	171,030
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	258,587	239,064
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		184,067	182,641
Countrywide Asset-Backed Certificates 2007-10 2A2
0.37%	06/25/47	[2]	12,650,000	8,010,477
Countrywide Asset-Backed Certificates 2007-5 2A2
0.42%	09/25/47	[2]	127,000	77,894
Countrywide Asset-Backed Certificates 2007-6 2A1
0.35%	09/25/37	[2]	9,119,874	8,431,386
Countrywide Asset-Backed Certificates 2007-7 2A2
0.41%	10/25/37	[2]	22,122,000	13,268,492
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.40%	07/25/36	[2]	24,475,000	10,508,953
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.36%	10/25/36	[2]	11,240,000	5,323,980
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		143,323	130,848
Embarcadero Aircraft Securitization Trust 2000-A A1
0.72%	08/15/25	[2,4]	1,540,602	523,805
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		114,181	17,135
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.49%	12/19/32	2,3,4,†	12,600,000	8,820,226
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
1.07%	05/15/35	[2,5]	33,322,616	1,356,727
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		203,842	135,564
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[2]	41,107,454	22,317,701

Semi-Annual Report September 2009 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust 2007-FM2 A2A
0.31%	01/25/37	[2]	$144,670	$113,334
HFC Home Equity Loan Asset Backed Certificates 2007-3 A4
1.75%	11/20/36	2,†	9,985,000	6,620,145
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.45%	11/20/36	[2]	38,058,209	31,681,191
Home Equity Asset Trust 2007-1 2A1
0.31%	05/25/37	[2]	93,698	85,957
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.44%	01/25/36	[2]	14,812,278	12,051,314
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.57%	04/25/47	[2]	6,256,000	2,667,517
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.03%	10/06/40	2,3,4,5,†	3,333,452	250,023
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	11/25/36		675,000	459,558
JPMorgan Mortgage Acquisition Corp. 2007-CH3 A3
0.40%	03/25/37	[2]	9,300,000	3,941,080
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[4]	465,501	464,893
Lehman XS Trust 2006-GP1 A4A
0.58%	05/25/46	[2]	33,816,605	6,312,390
MASTR Asset Backed Securities Trust 2005-AB1 A3B (STEP)
5.23%	11/25/35		191,087	147,779
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.33%	05/25/37	[2]	10,276	9,151
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.46%	05/25/37	[2]	203,000	79,322
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.50%	04/25/37	[2]	14,700,000	5,348,710
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.43%	06/25/37	[2]	273,800	101,269
Mid-State Trust 11 A1
4.86%	07/15/38		508,642	435,035
Mid-State Trust 2004-1 A
6.01%	08/15/37		64,740	58,377
Mid-State Trust 2005-1 A
5.75%	01/15/40		28,258,053	24,983,106
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	12,258,932	11,081,806

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust 6 A1
7.34%	07/01/35		$77,514	$70,987
Morgan Stanley ABS Capital, Inc. 2007-HE2 A2B
0.34%	01/25/37	[2]	110,000	38,403
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	29,602,740	20,827,896
Nomura Asset Acceptance Corp. 2006-S1 A1
0.39%	01/25/36	[2,4]	135,341	126,120
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		18,244	15,923
Option One Mortgage Loan Trust 2006-3 2A2
0.35%	02/25/37	[2]	29,705,991	17,513,951
Option One Mortgage Loan Trust 2007-6 2A4
0.50%	07/25/37	[2]	100,000	34,911
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.83%	05/01/10	2,3,4,5,†	1,928,120	424,256
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,467,434	4,847,410
Popular ABS Mortgage Pass-Through Trust 2005-6 A5 (STEP)
6.09%	01/25/36		165,000	98,234
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.56%	06/25/47	[2]	21,668,500	7,251,502
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		248,331	158,865
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		236,730	185,196
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		523,870	362,631
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		342,981	281,165
Resmae Mortgage Loan Trust 2006-1 A1B
0.52%	02/25/36	[2,4]	5,002,263	1,002,607
Saxon Asset Securities Trust 2005-2 M1
0.67%	10/25/35	2,†	32,400,000	24,528,627
Saxon Asset Securities Trust 2007-1 A2C
0.40%	01/25/47	[2]	8,135,000	2,716,311
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.48%	02/25/37	[2]	10,870,311	4,610,739
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.40%	07/25/36	[2]	15,053,000	5,286,501

42 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.38%	05/25/37	[2]	$17,808,447	$12,375,339
Securitized Asset Backed Receivables LLC Trust 2007-NC1 A2B
0.40%	12/25/36	[2]	19,025,000	5,340,342
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.39%	01/25/37	[2]	160,000	54,597
SG Mortgage Securities Trust 2006-FRE1 A1B
0.52%	02/25/36	[2]	3,510,029	2,292,566
Signature 5 CBO
4.00%	10/15/09	[5]	2,000,000	200,000
Soundview Home Equity Loan Trust 2006-EG1 A2
0.36%	10/25/36	[2]	24,850,409	23,041,491
Soundview Home Equity Loan Trust 2006-EQ1 A3
0.41%	10/25/36	[2]	48,751,000	22,277,593
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.39%	12/25/36	[2]	23,000,000	14,040,249
Soundview Home Equity Loan Trust 2007-NS1 A4
0.55%	01/25/37	[2]	12,355,000	4,156,075
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.40%	06/25/37	[2]	95,000	32,435
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.38%	08/25/37	[2]	100,000	46,740
Structured Asset Securities Corp. 2007-EQ1 A4
0.50%	03/25/37	[2]	26,325,800	8,299,201
Terwin Mortgage Trust 2005-7SL A1
0.52%	07/25/35	[2,4,5]	62,653	60,725
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,4,5]	23,030,000	1,810,697
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,5]	42,500,000	2,876,183
Terwin Mortgage Trust 2007-9SL M1
2.75%	06/25/38	2,4,5,†	61,236	31
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[2]	5,280,000	5,325,411

Total Asset-Backed Securities (Cost $572,882,677)				465,682,506

CORPORATES — 27.50%*
Automotive — 0.01%
Motors Liquidation Co.
7.38%	05/23/48	[6]	5,200,000	793,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking — 5.59%
BAC Capital Trust VI
5.63%	03/08/35		$6,000,000	$4,667,340
BAC Capital Trust XV
1.16%	06/01/56	[2]	14,455,000	8,081,776
Bank of America Corp.
5.75%	12/01/17		1,145,000	1,144,754
6.50%	08/01/16		4,780,000	5,031,418
7.63%	06/01/19		22,255,000	25,120,509
8.00%	12/29/49	[2]	2,795,000	2,488,640
Bank of America N.A.
0.60%	06/15/17	[2]	11,140,000	9,301,499
Bank One Corp. (STEP)
9.88%	03/01/19		1,485,000	1,619,808
BankAmerica Capital II
8.00%	12/15/26		800,000	784,000
BankAmerica Capital III
1.08%	01/15/27	[2]	1,035,000	662,400
BankAmerica Institutional A
8.07%	12/31/26	[4]	350,000	343,000
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[3]	11,954,000	12,640,530
Chase Capital II B
0.98%	02/01/27	[2]	6,700,000	4,563,517
Chase Capital VI
1.11%	08/01/28	[2]	3,640,000	2,333,546
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	15,856
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	21,793,000	13,647,866
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[3]	16,178,000	17,135,624
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[3]	3,495,000	3,590,445
5.50%	05/01/14	[3]	11,790,000	12,682,126
6.00%	02/15/18	[3]	36,000,000	37,752,336
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[3]	15,740,000	16,779,706
First Chicago NBD Institutional Capital I
1.03%	02/01/27	[2]	140,000	94,937
Fleet Capital Trust II
7.92%	12/11/26		770,000	750,750
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	7,853,000	4,554,740
HBOS PLC (United Kingdom)
6.75%	05/21/18	[3,4]	29,123,000	26,007,713
JPMorgan Chase & Co.
6.30%	04/23/19		7,400,000	8,093,432
6.40%	05/15/38		22,212,000	24,953,672

Semi-Annual Report September 2009 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	$33,837,000	$32,588,313
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[2]	2,500,000	2,325,250
JPMorgan Chase Capital XIII M
1.23%	09/30/34	[2]	3,549,000	2,348,214
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49	[2,3,4]	37,672,000	21,661,400
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[3,4]	20,425,000	21,788,156
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[3]	13,144,000	13,791,316
National Capital Trust II (Australia)
5.49%	12/29/49	[2,3,4]	2,717,000	1,965,179
Nationsbank Capital Trust III
1.06%	01/15/27	[2]	8,614,000	5,458,425
NB Capital Trust II
7.83%	12/15/26		5,625,000	5,456,250
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	23,240,000	24,336,370
Wells Fargo & Co. K
7.98%	09/29/49	[2]	6,215,000	5,686,725

				382,247,538

Communications — 1.24%
Cablevision Systems Corp.
8.63%	09/15/17	[4]	700,000	726,250
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		7,750,000	8,021,250
Centennial Communications Corp/Cellular Operating CO LLC/Puerto Rico Operations
8.13%	02/01/14		1,500,000	1,530,000
Cincinnati Bell, Inc.
8.25%	10/15/17		1,000,000	985,620
Comcast Cable Communications LLC
6.75%	01/30/11		75,000	79,781
CSC Holdings, Inc.
7.62%	07/15/18		850,000	867,000
CSC Holdings, Inc. B
7.63%	04/01/11		2,075,000	2,163,188
Frontier Communications Corp.
9.00%	08/15/31		1,825,000	1,793,062
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[6]	775,000	7,750
Intelsat Corp.
9.25%	08/15/14		880,000	906,400
Qwest Communications International, Inc.
7.25%	02/15/11		1,200,000	1,222,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Qwest Communications International, Inc. B
7.50%	02/15/14		$4,000,000	$3,970,000
Qwest Corp.
7.88%	09/01/11		17,150,000	17,771,688
Sprint Nextel Corp.
0.68%	06/28/10	[2]	24,775,000	24,069,061
Verizon Wireless Capital LLC
8.50%	11/15/18	[4]	15,930,000	19,923,858
Visant Holding Corp.
8.75%	12/01/13		925,000	945,812

				84,983,220

Consumer Discretionary — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14	[4]	500,000	540,000

Electric — 2.32%
Cedar Brakes I LLC
8.50%	02/15/14	[4]	5,944,624	5,921,208
Cedar Brakes II LLC
9.88%	09/01/13	[4]	7,262,630	7,368,367
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		63,000	71,665
Cleco Power LLC
6.65%	06/15/18		20,000,000	20,874,560
Consolidated Edison Co. of New York, Inc.
7.13%	12/01/18		1,019,000	1,210,751
Consolidated Edison Co. of New York, Inc. 08-A
5.85%	04/01/18		834,000	910,619
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	18,413,290
Entergy Gulf States, Inc.
5.25%	08/01/15		4,600,000	4,597,382
6.00%	12/01/12		325,000	325,536
Entergy Louisiana LLC
5.83%	11/01/10		260,000	260,558
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	386,659	353,444
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,825,050	1,738,360
FPL Group Capital, Inc.
1.17%	06/17/11	[2]	1,000,000	1,012,020
5.35%	06/15/13		955,000	1,047,406
GWF Energy LLC
6.13%	12/30/11	[4]	1,600,069	1,649,747
Kansas City Power & Light Co.
6.38%	03/01/18		7,102,000	7,722,424
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		7,375,000	7,752,246

44 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
11.88%	07/01/12		$17,140,000	$19,804,430
Mirant Mid Atlantic LLC A
8.63%	06/30/12		12,207,579	12,512,768
Nisource Finance Corp.
10.75%	03/15/16		6,590,000	7,757,148
Power Contract Financing LLC
6.26%	02/01/10	[4]	1,506,041	1,520,350
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,279,270
Public Service Co. of New Mexico
7.95%	05/15/18		17,849,000	18,030,078
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		138,000	146,851
Southwestern Electric Power Co.
6.45%	01/15/19		150,000	163,832
TECO Energy, Inc.
2.48%	05/01/10	[2]	11,825,000	11,884,125
Union Electric Co.
6.70%	02/01/19		431,000	487,291

				158,815,726

Energy — 2.75%
AES Corp. (The)
8.75%	05/15/13	[4]	800,000	819,000
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	700,000
Atlas Energy Resources LLC
10.75%	02/01/18	[4]	1,000,000	1,042,500
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		170,000	191,577
Chesapeake Energy Corp.
7.00%	08/15/14		925,000	899,562
Comstock Resources, Inc.
6.88%	03/01/12		850,000	847,875
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10	[3,4]	541,560	457,618
Dynegy Holdings, Inc.
6.88%	04/01/11		725,000	739,500
Dynegy Roseton Danskammer Pass Through Trust, Series B
7.67%	11/08/16		7,000,000	6,431,250
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	2,066,250
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,455,000
Newfield Exploration Co.
7.13%	05/15/18		500,000	501,250
NRG Energy, Inc.
7.25%	02/01/14		1,845,000	1,817,325

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[3]	$750,000	$577,500
Sabine Pass LNG LP
7.25%	11/30/13		35,056,000	31,462,760
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,640,749
Southern Union Co.
7.20%	11/01/66	[2]	39,423,000	31,242,727
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,069,250
Valero Energy Corp.
7.50%	04/15/32		20,000,000	19,945,400
9.38%	03/15/19		17,258,000	20,142,934
10.50%	03/15/39		3,575,000	4,414,284
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	10,078,903
Williams Cos., Inc.
7.88%	09/01/21		24,585,000	26,644,805
8.75%	01/15/20		19,725,000	22,716,415

				187,904,434

Finance — 9.55%
ABX Financing Co. (Cayman Islands)
6.35%	10/15/36	[3,4]	5,000,000	5,613,500
Barnett Capital III
1.11%	02/01/27	[2]	3,100,000	1,984,000
Bear Stearns Cos., Inc. (The)
4.65%	07/02/18		4,330,000	4,139,164
5.70%	11/15/14		3,525,000	3,779,783
7.25%	02/01/18		20,455,000	23,397,718
Capital One Financial Corp.
7.38%	05/23/14		10,000,000	11,171,190
Capital One Financial Corp. (MTN)
5.70%	09/15/11		100,000	105,536
Citigroup Capital III
7.63%	12/01/36		7,438,000	5,911,006
Citigroup Capital XXI
8.30%	12/21/57	[2]	7,990,000	7,181,012
Citigroup, Inc.
0.75%	11/05/14	[2]	13,940,000	12,371,987
0.94%	08/25/36	[2]	10,000,000	5,182,770
5.30%	10/17/12		50,000	51,623
5.50%	08/27/12		100,000	103,066
6.13%	11/21/17		55,000	54,693
6.13%	05/15/18		11,110,000	10,957,426
6.13%	08/25/36		5,998,000	5,163,054
6.50%	08/19/13		7,644,000	8,031,130
6.88%	03/05/38		19,361,000	19,480,225
8.13%	07/15/39		26,121,000	29,327,588

Semi-Annual Report September 2009 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Countrywide Capital III B
8.05%	06/15/27		$3,000,000	$2,856,519
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		16,530,000	17,285,115
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		20,645,000	20,989,648
Discover Financial Services
10.25%	07/15/19		4,580,000	5,250,494
General Electric Capital Corp.
5.63%	05/01/18		5,718,000	5,806,398
General Electric Capital Corp. (MTN)
0.43%	06/20/14	[2]	1,250,000	1,106,354
0.75%	01/08/16	[2]	6,000,000	5,107,884
0.85%	05/05/26	[2]	1,900,000	1,500,724
1.31%	05/22/13	[2]	4,650,000	4,464,000
6.88%	01/10/39		12,015,000	12,624,293
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[2]	34,577,000	31,784,907
General Electric Capital Corp. E (MTN)
0.56%	03/20/14	2,†	29,900,000	26,237,519
GMAC LLC
2.56%	12/01/14	[2]	9,009,000	6,813,056
Goldman Sachs Group, Inc. (The)
0.65%	02/06/12	[2]	1,190,000	1,171,421
0.74%	03/22/16	[2]	130,000	122,798
1.01%	01/12/15	[2]	3,800,000	3,642,144
4.50%	06/15/10		1,425,000	1,461,908
4.75%	07/15/13		19,150,000	20,053,438
5.00%	10/01/14		22,000	23,011
5.95%	01/18/18		100,000	103,916
6.00%	05/01/14		6,000,000	6,531,768
6.15%	04/01/18		26,290,000	27,700,537
7.50%	02/15/19		35,704,000	41,115,980
Goldman Sachs Group, Inc. B (The) (MTN)
0.91%	07/22/15	[2]	8,690,000	8,098,898
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6]	12,736,000	2,133,280
0.00%	11/07/16	[6]	12,918,000	2,163,765
0.00%	02/16/17	[6]	7,103,000	1,189,753
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6]	6,812,000	1,141,010
MBNA Capital A
8.28%	12/01/26		7,680,000	7,603,200
MBNA Capital B
1.28%	02/01/27	[2]	21,350,000	13,299,641
MBNA Corp.
6.13%	03/01/13		7,355,000	7,732,054
Merrill Lynch & Co, Inc. (MTN)
6.05%	08/15/12		125,000	133,399

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	$2,975,000	$2,902,559
8.95%	05/18/17	[2]	3,600,000	3,667,680
9.57%	06/06/17	[2]	11,517,000	11,869,996
Morgan Stanley
0.76%	01/18/11	[2]	10,010,000	9,918,449
0.79%	01/15/10	[2]	2,740,000	2,740,208
0.99%	10/15/15	[2]	1,505,000	1,378,649
5.05%	01/21/11		5,505,000	5,696,134
6.00%	05/13/14		32,630,000	34,980,819
6.60%	04/01/12		645,000	701,446
6.75%	04/15/11		13,030,000	13,898,632
Morgan Stanley (MTN)
0.96%	10/18/16	[2]	14,975,000	13,552,375
5.63%	01/09/12		125,000	132,899
5.95%	12/28/17		125,000	127,474
Morgan Stanley G (MTN)
0.84%	01/09/14	[2]	8,005,000	7,455,777
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	7,589,626
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	3,†	125,000	129,827
Power Receivables Finance LLC
6.29%	01/01/12	[4]	112,745	115,161
6.29%	01/01/12		77,756	79,421
Prudential Holdings LLC
8.70%	12/18/23	[4]	14,390,000	15,054,343
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	10,212,954
Wachovia Bank N.A.
6.00%	11/15/17		21,241,000	22,321,997
Wachovia Capital Trust III
5.80%	03/15/42	[2]	4,550,000	3,207,750
Wachovia Corp.
0.83%	10/28/15	[2]	20,000,000	17,151,228
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	37,479
Woodbourne Capital Trust I
2.77%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust II
2.77%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust III
2.77%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust IV
2.77%	04/08/49	[2,4,5]	1,525,000	320,250
ZFS Finance USA Trust I
6.15%	12/15/65	[2,4]	7,656,000	6,966,960

46 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,4]	$21,972,000	$17,883,252

				652,309,398

Health Care — 0.26%
Community Health Systems, Inc.
8.88%	07/15/15		3,775,000	3,859,938
HCA, Inc.
8.50%	04/15/19	[4]	13,035,000	13,588,987
Wellpoint, Inc.
5.88%	06/15/17		125,000	132,140

				17,581,065

Industrials — 0.25%
General Electric Co.
5.25%	12/06/17		16,828,000	17,298,292

Insurance — 1.83%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[3]	375,000	392,421
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[3]	6,902,000	6,910,628
Farmers Exchange Capital
7.05%	07/15/28	[4]	2,926,000	2,626,032
7.20%	07/15/48	[4]	2,217,000	1,864,823
Farmers Insurance Exchange
8.63%	05/01/24	[4]	13,087,000	13,613,612
MetLife Capital Trust X
9.25%	04/08/38	[2,4]	11,500,000	11,990,797
MetLife, Inc.
6.50%	12/15/32		265,000	297,871
Metlife, Inc.
7.72%	02/15/19		16,375,000	19,311,070
Metropolitan Life Global Funding I
2.20%	06/10/11	[2,4]	13,300,000	13,284,865
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,4]	12,403,000	9,089,824
6.60%	04/15/34	[4]	19,518,000	14,645,136
Pricoa Global Funding I
0.59%	01/30/12	[2,4]	15,690,000	14,857,724
5.45%	06/11/14	[4]	15,130,000	15,957,142
Stingray Pass-Through Trust
5.90%	01/12/15	4,5,†	50,000	10,500
Travelers Cos., Inc. (The)
6.25%	03/15/37	[2]	250,000	220,121

				125,072,566

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.33%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[3]	$4,780,000	$5,606,118
Barrick Gold Finance Co. LLC (MTN) (Canada)
6.13%	09/15/13	[3]	14,850,000	16,335,921
Freeport-McMoRan Copper & Gold, Inc.
3.88%	04/01/15	[2]	350,000	351,148

				22,293,187

Real Estate Investment Trust (REIT) — 1.64%
BRE Properties, Inc.
5.50%	03/15/17		100,000	92,395
CPG Partners LP
8.25%	02/01/11		405,000	428,814
Duke Realty LP
6.25%	05/15/13		75,000	74,479
ERP Operating LP
5.75%	06/15/17		100,000	99,205
First Industrial LP (MTN)
7.50%	12/01/17		140,000	95,464
HCP, Inc.
5.65%	12/15/13		3,170,000	3,137,987
6.45%	06/25/12		11,800,000	12,172,951
7.07%	06/08/15		75,000	75,326
HCP, Inc. (MTN)
4.88%	09/15/10		8,055,000	8,101,679
5.95%	09/15/11		165,000	169,556
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	6,512,348
Prime Property Fund, Inc.
5.60%	06/15/11	[4]	125,000	112,936
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	642,620
7.75%	02/22/11		7,200,000	7,511,630
Simon Property Group LP
4.88%	08/15/10		24,080,000	24,659,654
5.30%	05/30/13		5,123,000	5,241,982
6.13%	05/30/18		1,290,000	1,301,936
UDR, Inc.
6.05%	06/01/13		3,360,000	3,406,714
UDR, Inc. (MTN)
5.00%	01/15/12		2,845,000	2,862,838
UDR, Inc. E (MTN)
3.90%	03/15/10		35,000	34,990
Washington Real Estate Investment Trust
5.95%	06/15/11		250,000	255,320
WEA Finance LLC
7.13%	04/15/18	[4]	33,350,000	34,821,335

				111,812,159

Semi-Annual Report September 2009 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Secured Assets — 0.09%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	3,4,†	$9,745,000	$6,529,298

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	688,125
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	1,007,500
7.00%	02/15/14		375,000	328,125

				2,023,750

Transportation — 1.60%
American Airlines Pass Through Trust 1999-1
7.02%	10/15/09		10,000	10,000
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		46,774	46,190
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		3,975,178	3,871,356
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		17,322,000	18,924,285
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		2,142,700	1,998,068
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		4,314,844	4,099,102
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		6,790,262	6,382,846
Continental Airlines, Inc. 2000-1 A2
7.92%	05/01/10		2,000,000	1,990,000
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		4,760,000	4,498,200
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,500,000	2,150,000
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	4,095,000	4,089,881
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		2,201,433	2,173,915
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		30,303,000	29,545,425
Delta Air Lines, Inc. 2007-1 A
6.82%	08/10/22		1,063,553	983,786
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,530,000	22,706,450
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		1,162,109	987,792
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10		1,234,032	1,218,607

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		$3,479,986	$3,471,286

				109,147,189

Total Corporates (Cost $1,779,633,729)				1,879,350,822

BANK LOANS — 0.74%*
Communications — 0.17%
Cebridge 2nd Lien (PIK)
6.29%	05/05/14	[7]	7,878,628	7,681,662
Charter Communications, Inc. Term Loan 3rd Lien
6.66%	02/27/14	[6,7]	1,000,000	880,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[7]	2,824,939	2,429,447
Univision Communications, Inc. 1st Lien Strip
2.53%	03/15/14	[7]	375,000	318,516

				11,309,625

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,7]	1,500,000	754,219

Electric — 0.05%
TPF Generation Holdings LLC 2nd Lien
4.50%	12/15/14	[7]	1,000,000	865,833
TXU Energy Term Loan B1
3.75%	10/10/14		994,924	789,970
TXU Energy Term Loan B3
3.75%	10/10/14		2,451,228	1,936,470

				3,592,273

Energy — 0.01%
NRG Energy, Inc. Term Loan
2.02%	02/01/13	[7]	913,578	869,422

Finance — 0.09%
Kelson 1st Lien
3.53%	03/16/13	[7]	6,862,989	6,279,635

Health Care — 0.35%
Carestream Health, Inc. Term Loan
5.50%	10/30/13	[7]	1,000,000	815,000
HCA Term Loan A
1.78%	11/18/12	[7]	24,705,613	23,170,777

				23,985,777

Insurance — 0.01%
Asurion Corp. Term Loan
3.25%	07/03/14	[7]	750,000	718,125

48 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials — 0.01%
Lyondell Chemical Co. New Money (DIP)
9.17%	12/15/09		$442,443	$462,243
Lyondell Chemical Co. Roll Up (DIP)
5.80%	12/15/09		441,789	431,205

				893,448

Services — 0.03%
Cengage Learning Term Loan B
2.75%	07/09/14	[7]	1,960,000	1,773,800

Transportation — 0.01%
Delta Air Lines, Inc. Term Loan 1st Lien
2.17%	05/01/12	[7]	490,000	449,330

Total Bank Loans (Cost $50,101,885)				50,625,654

MORTGAGE-BACKED — 53.89%**
Commercial Mortgage-Backed — 10.10%
Banc of America Commercial Mortgage, Inc. 2005-3 A3A
4.62%	07/10/43		350,000	347,964
Bank of America Commercial Mortgage, Inc. 2005-6 A4
5.35%	09/10/47	[2]	25,000,000	24,368,008
Bayview Commercial Asset Trust 2006-3A A1
0.50%	10/25/36	2,4,†	7,525,968	4,873,642
Bear Stearns Commercial Mortgage Securities 2007-PW18 AM
6.08%	06/11/50	[2]	5,860,000	4,339,756
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	26,161,637
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	38,651,000	40,098,206
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[2]	23,070,000	22,579,571
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,165,000	3,027,559
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.92%	03/15/49	[2]	14,850,000	13,970,522
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.89%	12/10/49	[2]	14,440,000	12,608,030
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		16,645,000	13,958,787
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 A4
5.89%	11/15/44	[2]	1,925,000	1,800,833

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.22%	12/10/49	[2]	$55,500,000	$46,254,338
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.22%	12/10/49	[2]	8,018,000	3,891,209
Credit Suisse Mortgage Capital Certificates 2006-C4 A3
5.47%	09/15/39		2,555,000	2,177,923
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		50,025,000	40,961,415
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	4,974,000	4,959,164
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		4,275,000	3,542,725
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	35,104,119
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.12%	07/10/38	[2]	26,170,000	24,006,817
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		20,000,000	17,772,562
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		19,190,000	16,912,600
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[2]	32,965,000	30,733,955
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[2]	17,773,000	15,260,547
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	47,440,000	40,436,812
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.26%	02/15/51	[2]	6,580,000	4,687,431
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		54,471,006	46,056,069
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		24,983,858	25,535,279
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32	[2]	320,000	326,101
LB-UBS Commercial Mortgage Trust 2007-C2 AM
5.49%	02/15/40	[2]	6,560,000	4,473,211

Semi-Annual Report September 2009 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	$5,130,000	$4,333,935
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[2]	29,465,000	23,022,466
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-9 AM
5.86%	09/12/49	[2]	14,103,000	9,673,863
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[2]	25,000,000	22,792,158
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		20,016,000	19,511,413
Morgan Stanley Capital I 2006-HQ10 AM
5.36%	11/12/41		14,105,000	10,740,289
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[2]	17,430,000	16,702,934
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[2]	16,160,000	15,388,956
Morgan Stanley Capital I 2007-IQ16 A4
5.81%			29,772,500	25,560,754
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[2]	2,241,334	2,251,430
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		7,313,076	7,370,499
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		65,000	66,611
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4
5.57%	10/15/48		1,980,000	1,740,516

				690,382,616

Non-Agency Mortgage-Backed — 8.24%
American Home Mortgage Assets 2007-4 A2
0.44%	08/25/37	[2]	36,102,000	17,760,502
American Home Mortgage Investment Trust 2006-1 2A3
5.10%	12/25/35	[2]	400,795	218,571
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		167,093	165,272
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		29,186,990	19,898,665
Banc of America Mortgage Securities, Inc. 2005-E 2A6
4.71%	06/25/35	[2]	100,000	73,257
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.20%	11/20/46	[2]	20,854,783	16,170,226

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[3,4,5]	$910,145	$127,420
Bear Stearns Adjustable Rate Mortgage Trust 2003-4 3A1
4.98%	07/25/33	[2]	192,728	184,737
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[2]	23,003,000	22,279,981
Bear Stearns Alt-A Trust 2005-4 21A1
4.21%	05/25/35	[2]	32,221,531	19,634,042
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.70%	05/31/17	[2,3,4,5]	13,760	1,926
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[3,4,5]	2,500	349
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,5]	9,561	1,171
BlackRock Capital Finance LP 1997-R2 AP
1.31%	12/25/35	[2,4,5]	4,059	4,062
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	13,051,101	10,858,940
Chase Mortgage Finance Corp. 2005-A1 2A3
5.24%	12/25/35	[2]	1,355,000	1,002,426
Chase Mortgage Finance Corp. 2007-A2 2A3
4.40%	07/25/37	[2]	20,542,014	18,915,121
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.53%	01/25/35	[2,4]	1,945,533	1,354,487
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.73%	05/25/34	[2,4]	19,094,440	15,896,635
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		63,977	56,938
Countrywide Alternative Loan Trust 2005-27 2A1
2.25%	08/25/35	[2]	10,169,750	5,236,644
Countrywide Alternative Loan Trust 2005-36 2A1A
0.56%	08/25/35	[2]	338,518	180,953
Countrywide Alternative Loan Trust 2005-43 4A1
5.64%	10/25/35	[2]	424,322	295,346
Countrywide Alternative Loan Trust 2005-59 1A1
0.58%	11/20/35	[2]	252,332	136,439
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		12,781,276	10,629,368
Countrywide Alternative Loan Trust 2006-OA14 3A1
1.75%	11/25/46	[2]	972,849	412,465

50 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-OA17 1A1A
0.44%	12/20/46	[2]	$43,972,053	$22,748,748
Countrywide Alternative Loan Trust 2006-OA8 1A1
0.44%	07/25/46	[2]	30,692,945	15,376,818
Countrywide Alternative Loan Trust 2007-22 2A16
6.50%	09/25/37		58,555,953	38,092,340
Countrywide Home Loan Mortgage Pass Through Trust 2007-HY3 2A1
5.55%	06/25/47	[2]	43,700,678	29,983,704
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
3.38%	06/19/31	[2]	55,990	46,052
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	9,939,598	9,025,439
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.04%	09/20/35	[2]	11,877,842	7,597,250
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
0.85%	07/25/36	[2]	254,212	128,643
CS First Boston Mortgage Securities Corp. 2003-AR20 2A4
3.88%	08/25/33	[2]	83,067	77,405
Deutsche Bank Alternate Loan Trust 2005-3 4A5
5.25%	06/25/35		104,129	95,271
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.17%	01/25/26	2,4,5,†	108,407	68
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		39,665	29,438
First Horizon Alternative Mortgage Securities 2004-AA3 A1
3.11%	09/25/34	[2]	121,933	93,869
First Horizon Asset Securities, Inc. 2004-AR5 2A1
3.08%	10/25/34	[2]	26,141	23,098
First Horizon Asset Securities, Inc. 2005-AR6 2A1B
5.53%	01/25/36	[2]	26,990,000	17,702,835
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[5,8]	20,863,676	541,152
Harborview Mortgage Loan Trust 2007-7 2A1A
1.25%	11/25/47	[2]	2,515,802	1,405,868
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[5,8]	7,672,389	172,629

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.65%	08/25/34	[2]	$31,981	$18,332
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.50%	10/25/34	[2]	555,231	437,658
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.68%	09/25/34	[2]	34,517	21,858
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.65%	11/25/34	[2]	51,495	26,618
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.56%	10/25/36	[2]	284,184	148,596
IndyMac Index Mortgage Loan Trust 2006-AR19 1A2
6.00%	08/25/36	[2]	39,417,206	21,464,750
IndyMac Index Mortgage Loan Trusts 2004-AR14 AX2 (IO)
1.69%	01/25/35	[5,8]	287,095	7,177
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.35%	06/25/37	[2]	9,783,248	8,027,906
JPMorgan Mortgage Trust 2003-A2 2A3
4.67%	11/25/33	[2]	705,000	605,819
JPMorgan Mortgage Trust 2004-A5 4A4
4.82%	12/25/34	[2]	1,231,600	1,139,197
JPMorgan Mortgage Trust 2005-A3 11A2
4.50%	06/25/35	[2]	390,000	302,065
JPMorgan Mortgage Trust 2005-A5 3A2
5.37%	08/25/35	[2]	300,000	241,565
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[2]	2,904,074	2,644,463
JPMorgan Mortgage Trust 2006-A2 2A2
5.75%	04/25/36	[2]	1,125,000	683,723
JPMorgan Mortgage Trust 2006-A2 2A4
5.75%	04/25/36	[2]	17,325,000	10,669,128
JPMorgan Mortgage Trust 2006-A3 3A4
5.73%	05/25/36	[2]	23,500,000	16,280,142
Lehman XS Trust 2007-15N 2A1
0.50%	08/25/37	[2]	68,072,770	34,623,070
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.19%	01/25/34	[2]	352,383	342,109
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7A
3.11%	11/21/34	[2]	440,000	344,906
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
4.37%	06/25/34	[2]	3,120	2,637

Semi-Annual Report September 2009 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust 2002-8 1A1
5.50%	12/25/17		$96,880	$97,722
MASTR Seasoned Securities Trust 2004-1 4A1
4.03%	10/25/32	[2]	86,328	78,887
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		4,944,928	4,802,040
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.54%	06/25/37	[2]	8,073,105	4,359,260
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	2,†	300,000	138,112
Ocwen Residential MBS Corp. 1998-R2 AP
9.95%	11/25/34	[2,4]	30,904	20,109
Residential Accredit Loans, Inc. 2003-QS3 A4
5.50%	02/25/18		69,894	62,640
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		161,806	155,269
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		218,851	205,307
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		21,730,794	15,480,225
Ryland Mortgage Securities Corp. 1994-5 M3
3.51%	10/25/23	[2]	325,570	197,328
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.52%	12/27/35	[2]	4,147,993	2,144,109
Structured Asset Mortgage Investments, Inc. 2007-AR1 1A1
0.41%	01/25/37	[2]	70,460,575	36,723,911
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
2.40%	08/25/47	[2]	222,725	116,045
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		6,691	6,748
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	12,776	11,867
Structured Mortgage Asset Residential Trust 1991-7 I (IO)
8.50%	12/25/22	[2,5]	–	–
Thornburg Mortgage Securities Trust 2007-3 3A1
0.47%	06/25/47	[2]	12,119,897	9,536,506
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-3 2A3
0.80%	05/25/35	[2]	17,230,964	11,307,139

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.75%	06/25/35	[2]	$26,685,388	$17,406,369
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.67%	04/25/47	[2]	28,615,187	13,240,525
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.50%	01/25/33	[2]	30,850	28,755
Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
3.14%	06/25/34	[2]	137,680	129,936
Washington Mutual Mortgage Pass-Through Certificates 2005-AR12 1A6
4.82%	10/25/35	[2]	310,000	225,117
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
5.09%	12/25/35	[2]	320,000	241,593
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.10%	07/25/46	[2]	3,822,578	868,960
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
1.67%	05/25/47	[2]	391,477	189,269
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
1.71%	07/25/47	[2]	247,811	132,771
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 A1A
1.75%	02/25/47	[2]	523,162	252,288
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1A
1.75%	03/25/47	[2]	66,087,007	30,170,060
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 2A
1.67%	04/25/47	[2]	276,842	140,105
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.75%	06/25/34	[2]	1,565,000	1,205,050
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.77%	07/25/34	[2]	1,420,000	1,118,016
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		99,708	91,560
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		10,605,660	9,290,812
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		474,495	411,461

				563,254,160

52 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 35.55%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		$5,773	$6,180
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,365	1,460
Fannie Mae 1991-65 Z
6.50%	06/25/21		35,960	38,833
Fannie Mae 1992-123 Z
7.50%	07/25/22		4,760	5,367
Fannie Mae 1992-83 Z
7.00%	06/25/22		11,931	12,184
Fannie Mae 1993-132 D (PO)
0.98%	10/25/22	[8]	269,737	240,683
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[2]	911,359	18,668
Fannie Mae 1993-29 PK
7.00%	03/25/23		162,268	175,530
Fannie Mae 1994-55 H
7.00%	03/25/24		127,547	140,336
Fannie Mae 1997-34 SA
8.16%	10/25/23	[2]	27,581	33,182
Fannie Mae 1999-11 Z
5.50%	03/25/29		689,806	731,453
Fannie Mae 2001-52 YZ
6.50%	10/25/31		316,410	345,799
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	32,865,100
Fannie Mae 2003-52 SV
17.41%	05/25/31	[2]	2,251,747	2,443,176
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		1,551,174	15,069
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		210,413	3,010
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		99,407	104,259
Fannie Mae 2005-92 US (IO)
5.85%	10/25/25	[2]	61,095,632	5,311,972
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	25,218,639
Fannie Mae 2007-34 SB (IO)
5.86%	04/25/37	[2]	68,484,200	5,442,665
Fannie Mae 2008-22 CI (IO)
1.31%	10/25/11	2,†	228,042,114	3,644,576
Fannie Mae 2008-24 NA
6.75%	06/25/37		37,384,163	39,722,288
Fannie Mae FNCL (TBA)
4.50%	10/25/39		118,545,000	120,063,858
5.50%	10/25/38		42,340,000	44,288,301
Fannie Mae G92-36 Z
7.00%	07/25/22		948	1,044

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae G93-21 Z
7.20%	05/25/23		$17,324	$19,361
Fannie Mae Pool 190375
5.50%	11/01/36		24,159,203	25,341,998
Fannie Mae Pool 233672
4.63%	09/01/23	[2]	22,312	22,637
Fannie Mae Pool 254232
6.50%	03/01/22		145,732	158,210
Fannie Mae Pool 254868
5.00%	09/01/33		51,408,471	53,378,594
Fannie Mae Pool 308798
3.36%	04/01/25	[2]	7,226	7,333
Fannie Mae Pool 312155
4.30%	03/01/25	[2]	25,166	25,507
Fannie Mae Pool 313182
7.50%	10/01/26		14,079	15,757
Fannie Mae Pool 383124
6.48%	01/01/11		148,272	152,264
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	107,563
Fannie Mae Pool 384762
6.01%	02/01/12		159,026	170,946
Fannie Mae Pool 545191
7.00%	09/01/31		26,368	28,842
Fannie Mae Pool 545269
5.98%	11/01/11		181,743	193,131
Fannie Mae Pool 545322
5.94%	11/01/11		91,752	96,792
Fannie Mae Pool 545831
6.50%	08/01/17		95,974	103,618
Fannie Mae Pool 555207
7.00%	11/01/17		54,759	58,765
Fannie Mae Pool 555284
7.50%	10/01/17		11,220	12,016
Fannie Mae Pool 613142
7.00%	11/01/31		95,273	105,231
Fannie Mae Pool 625666
7.00%	01/01/32		53,667	59,276
Fannie Mae Pool 633698
7.50%	02/01/31		62,615	71,401
Fannie Mae Pool 637093
8.50%	03/01/32		24,130	27,553
Fannie Mae Pool 642322
3.68%	05/01/32	[2]	2,263	2,345
Fannie Mae Pool 646884
3.17%	05/01/32	[2]	9,288	9,477
Fannie Mae Pool 655928
7.00%	08/01/32		675,554	752,063

Semi-Annual Report September 2009 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 725027
5.00%	11/01/33		$60,189,635	$62,474,957
Fannie Mae Pool 725232
5.00%	03/01/34		139,870	145,230
Fannie Mae Pool 725257
5.50%	02/01/34		11,956,916	12,581,540
Fannie Mae Pool 725372
7.04%	12/01/10		303,264	308,905
Fannie Mae Pool 725425
5.50%	04/01/34		45,431,190	47,793,258
Fannie Mae Pool 730957
5.00%	08/01/33		18,305,201	19,000,225
Fannie Mae Pool 734922
4.50%	09/01/33		17,601,492	17,957,189
Fannie Mae Pool 735207
7.00%	04/01/34		113,419	124,026
Fannie Mae Pool 735224
5.50%	02/01/35		62,048,105	65,289,472
Fannie Mae Pool 735646
4.50%	07/01/20		19,154,368	20,179,987
Fannie Mae Pool 735651
4.50%	06/01/35		65,556,905	66,758,781
Fannie Mae Pool 735686
6.50%	12/01/22		507,445	538,998
Fannie Mae Pool 735883
6.00%	03/01/33		11,741,603	12,650,094
Fannie Mae Pool 740297
5.50%	10/01/33		42,207	44,411
Fannie Mae Pool 741862
5.50%	09/01/33		41,844	44,030
Fannie Mae Pool 745592
5.00%	01/01/21		87,047	92,494
Fannie Mae Pool 765387
6.00%	08/01/34		419,603	451,117
Fannie Mae Pool 770284
5.00%	04/01/34		8,013,706	8,316,724
Fannie Mae Pool 770332
5.00%	04/01/34		30,825,876	31,991,476
Fannie Mae Pool 789606
6.00%	08/01/34		121,827	129,468
Fannie Mae Pool 817611
5.33%	11/01/35	[2]	7,226,711	7,656,674
Fannie Mae Pool 836952
5.48%	10/01/35	[2]	198,070	207,836
Fannie Mae Pool 841031
5.26%	11/01/35	[2]	500,023	526,490
Fannie Mae Pool 844773
5.10%	12/01/35	[2]	114,608	120,410

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 888412
7.00%	04/01/37		$18,390,614	$20,037,724
Fannie Mae Pool 888430
5.00%	11/01/33		46,521,154	48,287,502
Fannie Mae Pool 888873
6.50%	08/01/37		11,300,601	12,122,543
Fannie Mae Pool 889125
5.00%	12/01/21		54,170,758	57,478,137
Fannie Mae Pool 889184
5.50%	09/01/36		55,097,083	57,961,701
Fannie Mae Pool 895606
5.75%	06/01/36	[2]	316,625	332,460
Fannie Mae Pool 908408
5.56%	04/01/37	[2]	29,552,354	31,362,451
Fannie Mae Pool 918445
5.86%	05/01/37	[2]	978,025	1,032,213
Fannie Mae Pool 928920
6.50%	12/01/37		34,352,210	36,779,766
Fannie Mae Pool 933033
6.50%	10/01/37		36,642,691	39,096,033
Freddie Mac 1004 H
7.95%	10/15/20		1,069	1,068
Freddie Mac 1073 G
7.00%	05/15/21		4,242	4,594
Freddie Mac 1107 ZC
6.50%	07/15/21		15,818	16,863
Freddie Mac 165 K
6.50%	09/15/21		687	687
Freddie Mac 1980 Z
7.00%	07/15/27		499,161	549,221
Freddie Mac 1983 Z
6.50%	12/15/23		278,456	297,172
Freddie Mac 2043 CJ
6.50%	04/15/28		80,525	85,726
Freddie Mac 2098 TZ
6.00%	01/15/28		857,798	925,953
Freddie Mac 2209 TC
8.00%	01/15/30		320,236	344,794
Freddie Mac 2389 CD
6.00%	03/15/16		37,721	37,995
Freddie Mac 2481 AW
6.50%	08/15/32		140,007	149,326
Freddie Mac 2624
5.00%	09/15/28		160,000	166,501
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		2,989,123	165,851
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		116,823	11,764

54 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2929 PE
5.00%	05/15/33		$1,225,000	$1,283,718
Freddie Mac 2971 AB
5.00%	05/15/20		3,688	3,844
Freddie Mac Gold A14189
4.00%	10/01/33		163,524	162,025
Freddie Mac Gold A24156
6.50%	10/01/31		2,241,263	2,413,304
Freddie Mac Gold A25162
5.50%	05/01/34		20,873,246	21,973,984
Freddie Mac Gold A39012
5.50%	06/01/35		21,479	22,568
Freddie Mac Gold A54856
5.00%	01/01/34		29,265,513	30,381,261
Freddie Mac Gold A61164
5.00%	04/01/36		152,868	158,774
Freddie Mac Gold A64183
6.00%	08/01/37		141,224	149,419
Freddie Mac Gold A65805
6.00%	09/01/37		3,201,178	3,407,129
Freddie Mac Gold A73260
6.00%	02/01/38		43,347	45,813
Freddie Mac Gold A83009
6.00%	11/01/38		33,538,323	35,512,631
Freddie Mac Gold C01492
5.00%	02/01/33		10,418,494	10,818,955
Freddie Mac Gold C03094
6.00%	11/01/37		270,779	286,493
Freddie Mac Gold C46104
6.50%	09/01/29		114,032	122,999
Freddie Mac Gold C55789
7.50%	10/01/27		42,122	47,585
Freddie Mac Gold C90573
6.50%	08/01/22		474,353	513,712
Freddie Mac Gold E02402
6.00%	10/01/22		188,721	201,139
Freddie Mac Gold G00992
7.00%	11/01/28		7,140	7,826
Freddie Mac Gold G01515
5.00%	02/01/33	[9]	10,720,280	11,132,341
Freddie Mac Gold G01601
4.00%	09/01/33		900,834	892,577
Freddie Mac Gold G01611
4.00%	09/01/33		299,026	296,285
Freddie Mac Gold G01644
5.50%	02/01/34	[9]	40,255,650	42,371,168
Freddie Mac Gold G01673
5.50%	04/01/34		2,969,417	3,156,451

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G02366
6.50%	10/01/36	$17,832,031	$19,101,667
Freddie Mac Gold G02461
6.50%	11/01/36	18,066,579	19,353,033
Freddie Mac Gold G02579
5.00%	12/01/34	20,309,292	21,093,950
Freddie Mac Gold G02884
6.00%	04/01/37	42,080,681	44,548,976
Freddie Mac Gold G02955
5.50%	03/01/37	28,319,175	29,954,166
Freddie Mac Gold G03357
5.50%	08/01/37	12,778,992	13,528,760
Freddie Mac Gold G03436
6.00%	11/01/37	63,393,127	67,471,581
Freddie Mac Gold G03601
6.00%	07/01/37	44,520,814	47,385,101
Freddie Mac Gold G03676
5.50%	12/01/37	31,337,610	33,181,142
Freddie Mac Gold G03739
6.00%	11/01/37	36,438,268	38,782,557
Freddie Mac Gold G03783
5.50%	01/01/38	14,057,081	14,888,425
Freddie Mac Gold G03985
6.00%	03/01/38	192,257	203,193
Freddie Mac Gold G04053
5.50%	03/01/38	174,850	183,291
Freddie Mac Gold G04079
5.50%	03/01/38	60,183,431	63,092,296
Freddie Mac Gold G04438
5.50%	05/01/38	58,945,175	61,790,876
Freddie Mac Gold G04484
6.00%	08/01/38	213,512	225,656
Freddie Mac Gold G04516
6.00%	07/01/38	141,545	149,596
Freddie Mac Gold G04703
5.50%	08/01/38	85,181,165	89,460,190
Freddie Mac Gold G04706
5.50%	09/01/38	699,073	732,822
Freddie Mac Gold G04710
6.00%	09/01/38	11,978,862	12,660,235
Freddie Mac Gold G04711
6.00%	09/01/38	214,830	227,050
Freddie Mac Gold G11707
6.00%	03/01/20	5,832,394	6,255,698
Freddie Mac Gold G12393
5.50%	10/01/21	52,490,339	56,041,641
Freddie Mac Gold G12399
6.00%	09/01/21	28,576	30,507

Semi-Annual Report September 2009 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G12824
6.00%	08/01/22		$13,676,631	$14,686,351
Freddie Mac Gold G12909
6.00%	11/01/22		36,512,447	39,208,092
Freddie Mac Gold G13032
6.00%	09/01/22		12,047,762	12,899,576
Freddie Mac Gold G13058
4.50%	10/01/20		33,212,140	35,094,269
Freddie Mac Gold H00790
5.50%	05/01/37		547,034	572,448
Freddie Mac Gold H05069
5.50%	05/01/37		40,223,254	42,074,151
Freddie Mac Gold H09082
6.50%	09/01/37		267,472	284,753
Freddie Mac Non Gold Pool 1J0045
5.10%	01/01/36	[2]	324,406	339,389
Freddie Mac Non Gold Pool 781415
3.23%	04/01/34	[2]	4,549,131	4,600,507
Freddie Mac Non Gold Pool 781469
2.74%	04/01/34	[2]	3,796,262	3,831,890
Freddie Mac Non Gold Pool 781817
2.74%	08/01/34	[2]	84,814	86,090
Freddie Mac Non Gold Pool 788498
4.33%	02/01/30	[2]	15,918	16,408
Freddie Mac Non Gold Pool 847288
3.06%	05/01/34	[2]	6,046,267	6,117,471
Ginnie Mae 2000-22 SG (IO)
10.56%	05/16/30	[2]	1,691,631	244,835
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		2,532,411	140,892
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		20,419,987	20,878,847
Ginnie Mae 2004-80 IP (IO)
5.50%	07/20/34		49,592	680
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		18,966,939	18,994,377
Ginnie Mae 2009-61 SG (IO)
6.45%	08/20/39	[2]	65,269,508	6,787,141
Ginnie Mae GNSF (TBA)
4.50%	10/15/39		225,325,000	228,669,679
5.00%	10/15/39		115,225,000	119,239,877
5.50%	10/15/38		22,745,000	23,862,703
Ginnie Mae II Pool 2631
7.00%	08/20/28		9,631	10,537
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	65,854	67,375

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81018
4.63%	08/20/34	[2]	$52,818	$54,038

				2,428,892,935

Total Mortgage-Backed
(Cost $3,519,637,596)				3,682,529,711

MUNICIPAL BONDS — 0.24%*
California — 0.19%
State of California School Improvements G.O.
Build America Bonds Variable Purpose
7.55%	04/01/39		11,664,000	12,980,399

Pennsylvania — 0.05%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36		2,985,000	3,107,594

Texas — 0.00%
County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20		7,000	7,981

Total Municipal Bonds
(Cost $12,480,990)				16,095,974

U.S. AGENCY SECURITIES — 0.15%
Foreign Sovereign — 0.15%
Indonesia Government AID Bond (Indonesia)
9.30%	07/01/20	[3]	8,057,500	10,433,737

Total U.S. Agency Securities
(Cost $10,144,691)				10,433,737

U.S. TREASURY SECURITIES — 4.39%
U.S. Treasury Bonds — 3.46%
4.25%	05/15/39		3,172,000	3,282,525
1.75%	01/15/28	[10]	131,379,000	129,697,446
2.38%	01/15/27	[10]	35,085,000	39,473,214
8.00%	11/15/21		103,555,000	63,722,155

				236,175,340

U.S. Treasury Notes — 0.93%
2.00%	01/15/16	[10]	27,945,000	31,497,269
6.13%	11/15/27		69,460,000	32,340,437

				63,837,706

Total U.S. Treasury Securities
(Cost $291,564,500)				300,013,046

Total Bonds – 93.73%
(Cost $6,236,446,068)				6,404,731,450

56 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 17.11%
Commercial Paper — 3.73%
BNP Paribas Finance, Inc.
0.25%[11]	11/23/09		$6,715,000	$6,712,924
0.25%[11]	11/23/09		65,045,000	65,022,414
0.25%[11]	11/25/09		44,290,000	44,272,847
National Rural Utilities Co.
0.26%[11]	10/26/09		24,455,000	24,450,585
Rabobank USA Finance Corp.
0.19%[11]	12/03/09		69,430,000	69,400,374
0.23%[11]	12/03/09		44,730,000	44,710,914

				254,570,058

Money Market Fund — 10.31%
Dreyfus Cash Advantage Fund
1.51%			241,742,000	241,742,000
Goldman Sachs Group, Inc. (The)
0.05%[9]			462,565,750	462,565,750

				704,307,750

U.S. Agency Discount Notes — 1.67%
Fannie Mae
0.11%[11]	12/16/09		$31,045,000	31,043,355
Federal Home Loan Bank
0.10%[11]	11/27/09		9,000,000	8,998,575
0.11%[11]	11/20/09		9,231,000	9,229,590
0.12%[11]	12/18/09		28,879,000	28,877,440
Freddie Mac
0.11%[11]	12/14/09		18,561,000	18,560,053
0.14%[11]	10/07/09		17,745,000	17,744,586

				114,453,599

U.S. Treasury Bills — 1.40%
U.S. Treasury Bills
0.11%[11]	12/17/09		34,235,000	34,229,728
0.13%[11]	12/10/09		34,000,000	33,996,362
0.15%[11]	11/19/09	[12]	27,305,000	27,303,616

				95,529,706

Total Short Term Investments
(Cost $1,168,841,257)				1,168,861,113

Total Investments – 110.84%
(Cost $7,405,287,325)[1]				7,573,592,563

Liabilities in Excess of Other Assets – (10.84)%				(740,763,249)

NET ASSETS – 100.00%				$6,832,829,314

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
3,467	U.S. Treasury Five Year Note, Expiration December 2009	$5,266,734
2,673	U.S. Treasury Ten Year Note, Expiration December 2009	5,687,457
53	U.S. Treasury Thirty Year Bond, Expiration December 2009	171,279

	Net unrealized appreciation	$11,125,470

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
13	Euro Dollar Ninety Day, Expiration September 2010	$(13,455)
13	Euro Dollar Ninety Day, Expiration December 2010	(13,780)
13	Euro Dollar Ninety Day, Expiration March 2011	(14,593)
13	Euro Dollar Ninety Day, Expiration June 2011	(16,217)
13	Euro Dollar Ninety Day, Expiration September 2011	(17,843)
13	Euro Dollar Ninety Day, Expiration December 2011	(19,143)
13	Euro Dollar Ninety Day, Expiration March 2012	(19,467)
13	Euro Dollar Ninety Day, Expiration June 2012	(19,305)

	Net unrealized depreciation	$(133,803)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.

	11/15/21	$9,002	$(871,176)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.

	11/15/21	8,884	(999,911)

The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.

	11/15/21	14,788	(1,698,565)

The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.

	11/15/21	24,457	(3,402,598)

The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.

	10/24/38	56,660	(2,669,506)

			$(9,641,756)

Semi-Annual Report September 2009 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$8,000	$3,753

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	3,810	(361,339)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	6,200	(570,322)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	5,900	(33,784)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	6,000	(30,544)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	6,250	175,905

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	1,375	34,417

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	3,200	20,565

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	6,000	30,953

The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: Citigroup, Inc.

	12/20/12	915	26,622

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	5,810	167,290

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	2,500	(101,124)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	2,550	(103,147)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	$5,220	$(141,279)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	7,875	(1,179,869)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

	03/20/14	7,335	(475,224)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	5,100	(227,198)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	7,400	(51,159)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	5,490	(482,566)

The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	660	(74,415)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	7,400	(163,199)

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.

	03/20/14	5,430	(374,898)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	4,865	(117,897)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	660	(23,048)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	6,475	(15,089)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	6,610	(15,403)

58 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	$5,000	$(11,651)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	6,610	(96,960)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	5,000	(73,344)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	6,475	(94,980)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	5,050	(286,444)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	4,410	215,605

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	5,510	274,447

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	5,750	286,401

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	4,410	327,619

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	4,690	160,843

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	2,515	86,252

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	7,945	272,473

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	8,825	302,652

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	$6,925	$237,492

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	7,725	264,928

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

	09/20/16	7,605	147,624

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	16,500	320,288

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	7,035	138,356

			$(1,610,398)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 1.09% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 2, due 03/15/49. Counterparty: JPMorgan Chase & Co.

	03/15/49	$129,689	$1,075	$225,081	$354,770

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	1,266,662	2,130	(790,053)	476,609

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	15,203,951	25,000	(9,609,951)	5,594,000

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	12,349,493	20,450	(7,773,601)	4,575,892

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	1,339,371	15,430	2,113,246	3,452,617

Semi-Annual Report September 2009 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	$2,086,039	$21,425	$2,708,019	$4,794,058

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	4,937,503	8,525	(3,029,949)	1,907,554

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	807,192	1,325	(510,710)	296,482

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	2,830,525	4,720	(1,774,378)	1,056,147

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	5,383,092	9,070	(3,353,589)	2,029,503

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	14,992,188	25,000	(9,398,188)	5,594,000

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	14,992,188	25,000	(9,398,188)	5,594,000

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

	10/12/52	486,978	805	(306,851)	180,127

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

	10/12/52	8,273,586	13,825	(5,180,104)	3,093,482

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.

	10/12/52	99,191	1,310	193,934	293,125

		$85,177,648		$(45,885,282)	$39,292,366

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$12,270	$786,066	$786,066

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES (continued)

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	$12,800	$579,377	$579,377

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Morgan Stanley

	03/20/11	AAA	21,800	986,751	986,751

				$2,352,194	$2,352,194

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	$(229,394)	$1,385	$(727,236)	$(956,630)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(4,233,434)	25,470	(13,358,898)	(17,592,332)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	(1,757,475)	4,640	(1,447,410)	(3,204,885)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(14,759,915)	27,000	(3,889,201)	(18,649,116)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(12,171,952)	24,500	(4,750,394)	(16,922,346)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(3,067,055)	6,280	(1,270,591)	(4,337,646)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(11,426,730)	23,000	(4,459,554)	(15,886,284)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(14,518,036)	22,200	(347,594)	(14,865,630)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(13,048,037)	19,850	(243,979)	(13,292,016)

60 / Semi-Annual Report September 2009

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	$(9,949,197)	$15,000	$(95,148)	$(10,044,345)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(7,354,445)	10,600	256,442	(7,098,003)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(24,976,274)	35,000	1,539,470	(23,436,804)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(11,524,861)	14,535	(1,559,927)	(13,084,788)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(14,311,920)	18,050	(1,937,163)	(16,249,083)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(10,448,579)	13,300	(1,524,429)	(11,973,008)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(8,963,781)	11,305	(1,213,276)	(10,177,057)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(8,260,431)	10,450	(1,146,933)	(9,407,364)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(5,082,620)	13,810	(2,951,866)	(8,034,486)

		$(176,084,136)		$(39,127,687)	$(215,211,823)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $7,407,594,906 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$472,561,098
Gross unrealized depreciation	(306,563,441)

Net unrealized appreciation	$165,997,657

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

[3]	U.S. dollar denominated security issued by foreign domiciled entity.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $397,682,983 representing 5.82% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $9,126,096 which is 0.13% of total net assets.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.25%, 07/03/14	$744,888	$718,125	0.01%
06/01/07	Carestream Health, Inc. Term Loan, 5.50%, 10/30/13	1,008,785	815,000	0.01%
11/01/06	Cebridge 2nd Lien (PIK), 6.29%, 05/05/14	7,275,594	7,681,662	0.11%
06/27/07	Cengage Learning Term Loan B, 2.75%, 07/09/14	1,946,604	1,773,800	0.03%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 6.66%, 02/27/14	1,004,261	880,000	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.17%, 05/01/12	477,600	449,330	0.01%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	1,526,619	2,429,447	0.04%
10/10/07	HCA Term Loan A, 1.78%, 11/18/12	23,510,647	23,170,777	0.34%
03/07/07	Kelson 1st Lien, 3.53%, 03/16/13	5,949,464	6,279,635	0.09%
10/20/08	NRG Energy, Inc. Term Loan, 2.02%, 02/01/13	820,115	869,422	0.01%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.50%, 12/15/14	968,758	865,833	0.01%
11/25/08	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	450,000	754,219	0.01%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.53%, 03/15/14	354,348	318,516	0.01%

		$46,037,683	$47,005,766	0.69%

Semi-Annual Report September 2009 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[9]	Securities, or a portion there of, pledged as collateral for swaps.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $101,002,923 which is 1.48% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium Term Note

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

62 / Semi-Annual Report September 2009

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 91.02%
ASSET-BACKED SECURITIES — 2.09%**
Bear Stearns Asset Backed Securities Trust 2006-SD4 3A1
1.88%	10/25/36[2]	$2,862,736	$694,158
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.39%	05/25/37[2]	4,900,000	1,995,616
Countrywide Asset-Backed Certificates 2007-13 2A1
1.15%	10/25/47[2]	653,102	383,835
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.40%	07/25/36[2]	4,000,000	1,717,500
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.36%	10/25/36[2]	3,800,000	1,799,922
HFC Home Equity Loan Asset Backed Certificates 2007-3 M1
2.50%	11/20/36[2]	3,800,000	1,927,522
Home Equity Asset Trust 2007-1 2A1
0.31%	05/25/37[2]	238,216	218,534
Morgan Stanley Home Equity Loans 2007-2 A1
0.35%	04/25/37[2]	595,663	477,878
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.48%	02/25/37[2]	455,642	193,265

Total Asset-Backed Securities (Cost $8,548,503)			9,408,230

CORPORATES — 72.63%*
Automotive — 0.31%
Tenneco, Inc.
8.13%	11/15/15	875,000	853,125
Tenneco, Inc. B
10.25%	07/15/13	500,000	522,500

			1,375,625

Banking — 3.18%
Bank of America N.A.
0.60%	06/15/17[2]	2,000,000	1,669,928
Chase Capital II B
0.98%	02/01/27[2]	8,390,000	5,714,614
Chase Capital VI
1.11%	08/01/28[2]	1,000,000	641,084
Fleet Capital Trust V
1.29%	12/18/28[2]	1,750,000	1,120,000
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49[2,3,4]	300,000	174,000
JPMorgan Chase Capital XIII M
1.23%	09/30/34[2]	1,100,000	727,820

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Capital XXI U
1.43%	02/02/37[2]	$3,000,000	$2,002,146
Lloyds Banking Group PLC (United Kingdom)
5.92%	09/29/49[2,3,4]	640,000	368,000
Nationsbank Capital Trust III
1.06%	01/15/27[2]	1,742,000	1,103,851
Nationsbank Capital Trust IV
8.25%	04/15/27	815,000	806,850

			14,328,293

Communications — 11.03%
Cablevision Systems Corp.
8.63%	09/15/17[4]	1,300,000	1,348,750
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13	2,050,000	2,121,750
Centennial Communications Corp/Cellular Operating CO LLC/Puerto Rico Operations
8.13%	02/01/14	2,225,000	2,269,500
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12[4,5]	500,000	511,250
Cincinnati Bell, Inc.
8.25%	10/15/17	2,000,000	1,971,240
CSC Holdings, Inc.
7.62%	07/15/18	650,000	663,000
CSC Holdings, Inc. B
7.63%	04/01/11	3,050,000	3,179,625
Frontier Communications Corp.
9.00%	08/15/31	2,175,000	2,136,938
GCI, Inc.
7.25%	02/15/14	500,000	473,750
Global Crossing, Ltd. (Bermuda)
12.00%	09/15/15[3,4]	2,000,000	2,110,000
Hawaiian Telcom Communications, Inc. B
8.49%	05/01/13[5]	1,475,000	11,062
Intelsat Bermuda Ltd. (PIK) (Bermuda)
11.50%	02/04/17[3,4]	3,038,084	2,840,609
Intelsat Corp.
9.25%	08/15/14	1,120,000	1,153,600
Intelsat, Ltd. (Bermuda)
7.63%	04/15/12[3]	1,000,000	970,000
Level 3 Financing, Inc.
4.60%	02/15/15[2]	4,500,000	3,240,000
LIN Television Corp.
6.50%	05/15/13	1,000,000	910,000
Nextel Communications, Inc. E
6.88%	10/31/13	3,750,000	3,496,875

Semi-Annual Report September 2009 / 63

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Qwest Communications International, Inc.
3.50%	11/15/25	$2,125,000	$2,142,510
7.25%	02/15/11	3,735,000	3,805,031
Qwest Corp.
7.88%	09/01/11	3,000,000	3,108,750
Sprint Nextel Corp.
0.68%	06/28/10[2]	2,900,000	2,817,367
6.00%	12/01/16	1,750,000	1,570,625
Telesat Canada LLC (Canada)
12.50%	11/01/17[3]	2,000,000	2,140,000
UPC Holding BV (Netherlands)
9.88%	04/15/18[3,4]	1,750,000	1,846,250
Visant Corp.
7.63%	10/01/12	325,000	327,031
Visant Holding Corp.
8.75%	12/01/13	875,000	894,688
Visant Holding Corp. (STEP)
10.25%	12/01/13	560,000	582,400
Windstream Corp.
7.88%	11/01/17[4]	1,000,000	993,750

			49,636,351

Consumer Discretionary — 2.15%
Inverness Medical Innovations, Inc.
9.00%	05/15/16	1,500,000	1,494,375
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14[4]	3,500,000	3,780,000
Sealy Mattress Co.
10.88%	04/15/16[4]	1,100,000	1,218,250
Smithfield Foods, Inc.
10.00%	07/15/14[4]	3,000,000	3,165,000

			9,657,625

Consumer Products — 0.15%
Steinway Musical Instruments
7.00%	03/01/14[4]	785,000	671,175

Electric — 9.09% Calpine Construction Finance Co., LP
8.00%	06/01/16[4]	5,000,000	5,150,000
Edison Mission Energy
7.00%	05/15/17	5,515,000	4,632,600
7.75%	06/15/16	1,750,000	1,537,812
Energy Future Holdings Corp.
10.88%	11/01/17	2,250,000	1,710,000
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17	1,710,000	1,137,150
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19[4]	5,302,268	4,846,788

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Indiantown Cogeneration LP A-10
9.77%	12/15/20	$1,665,000	$1,633,781
Ipalco Enterprises, Inc.
7.25%	04/01/16[4]	635,000	639,763
8.63%	11/14/11	420,000	432,600
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11	400,000	420,461
11.88%	07/01/12	1,700,000	1,964,267
Mirant Americas Generation LLC
8.30%	05/01/11	1,250,000	1,268,750
8.50%	10/01/21	3,250,000	2,843,750
9.13%	05/01/31	1,000,000	840,000
Nisource Finance Corp.
5.25%	09/15/17	2,700,000	2,541,048
PNM Resources, Inc.
9.25%	05/15/15	4,525,000	4,592,875
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15	6,500,000	4,712,500

			40,904,145

Energy — 22.68%
AES Corp. (The)
8.75%	05/15/13[4]	4,500,000	4,606,875
Allis-Chalmers Energy, Inc.
8.50%	03/01/17	6,295,000	4,406,500
Alpha Natural Resources, Inc.
2.38%	04/15/15	1,000,000	986,250
Arch Coal, Inc.
8.75%	08/01/16[4]	2,500,000	2,587,500
Atlas Energy Operating Co., LLC
12.13%	08/01/17	2,000,000	2,165,000
Atlas Energy Resources LLC
10.75%	02/01/18[4]	4,500,000	4,691,250
Chaparral Energy, Inc.
8.50%	12/01/15	1,500,000	1,185,000
8.88%	02/01/17	3,510,000	2,790,450
Chesapeake Energy Corp.
2.25%	12/15/38	3,000,000	2,257,500
2.50%	05/15/37	2,750,000	2,526,563
6.88%	01/15/16	1,765,000	1,685,575
7.00%	08/15/14	1,205,000	1,171,862
Comstock Resources, Inc.
6.88%	03/01/12	3,075,000	3,067,313
Continental Resources, Inc.
8.25%	10/01/19[4]	500,000	515,000
Corral Petroleum Holdings AB (PIK) (Sweden)
2.59%	04/15/10[3,4]	1,083,123	915,239

64 / Semi-Annual Report September 2009

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Delta Petroleum Corp.
7.00%	04/01/15	$1,000,000	$635,000
Dynegy Holdings, Inc.
6.88%	04/01/11	1,275,000	1,300,500
7.75%	06/01/19	2,000,000	1,715,000
Dynegy Roseton Danskammer Pass Through Trust, Series B
7.67%	11/08/16	1,431,000	1,314,731
Forest Oil Corp.
8.50%	02/15/14[4]	1,000,000	1,012,500
Foundation PA Coal Co. LLC
7.25%	08/01/14	400,000	399,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15[4]	1,125,000	1,068,750
James River Coal Co.
9.38%	06/01/12	3,750,000	3,656,250
Massey Energy Co.
3.25%	08/01/15	8,375,000	6,700,000
Newfield Exploration Co.
7.13%	05/15/18	500,000	501,250
NRG Energy, Inc.
7.25%	02/01/14	1,000,000	985,000
8.50%	06/15/19	2,000,000	2,010,000
OPTI Canada, Inc. (Canada)
7.88%	12/15/14[3]	4,550,000	3,503,500
Parker Drilling Co.
9.63%	10/01/13	1,025,000	1,021,156
Parker Drilling, Co.
2.13%	07/15/12	1,000,000	861,250
Penn Virginia Corp.
10.38%	06/15/16	750,000	813,750
Petrohawk Energy Corp.
10.50%	08/01/14[4]	2,000,000	2,160,000
Quicksilver Resources, Inc.
7.13%	04/01/16	1,000,000	872,500
8.25%	08/01/15	3,575,000	3,503,500
9.13%	08/15/19	1,000,000	1,000,000
11.75%	01/01/16	500,000	553,750
Sabine Pass LNG LP
7.25%	11/30/13	8,200,000	7,359,500
Sandridge Energy, Inc.
9.88%	05/15/16[4]	2,500,000	2,618,750
Southern Union Co.
7.20%	11/01/66[2]	7,992,000	6,333,660
Tesoro Corp.
6.50%	06/01/17	4,075,000	3,708,250
9.75%	06/01/19	500,000	522,500
Valero Energy Corp.
6.63%	06/15/37	3,000,000	2,687,145

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
10.50%	03/15/39	$825,000	$1,018,681
Western Refining, Inc.
11.25%	06/15/17[4]	5,000,000	4,750,000
Williams Cos., Inc.
8.75%	01/15/20	1,000,000	1,151,656
Williams Cos., Inc. A
7.50%	01/15/31	750,000	768,083

			102,063,989

Finance — 7.06%
Barnett Capital III
1.11%	02/01/27[2]	800,000	512,000
Capital One Capital V
10.25%	08/15/39	1,750,000	1,938,627
CIT Group, Inc. (MTN)
4.75%	12/15/10	1,500,000	1,036,487
Discover Financial Services
10.25%	07/15/19	1,500,000	1,719,594
Ford Motor Credit Co. LLC
2.08%	01/15/10[2]	1,534,000	1,522,495
3.26%	01/13/12[2]	900,000	814,500
5.55%	06/15/11[2]	2,500,000	2,390,625
7.50%	08/01/12	2,000,000	1,912,673
General Electric Capital Corp. (MTN)
0.66%	05/11/16[2]	600,000	505,000
5.88%	01/14/38	2,000,000	1,840,182
General Electric Capital Corp. E (MTN)
0.56%	03/20/142,†	800,000	702,007
GMAC LLC
2.56%	12/01/14[2,4]	4,527,000	3,514,084
7.25%	03/02/11[4]	2,949,000	2,867,902
7.75%	01/19/10[4]	2,000,000	2,007,500
Goldman Sachs Group, Inc. (The)
0.65%	02/06/12[2]	350,000	344,535
1.01%	01/12/15[2]	300,000	287,538
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/07/16[5]	383,000	64,153
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10[5]	294,000	49,245
MBNA Capital B
1.28%	02/01/27[2]	4,000,000	2,491,736
Raymond James Financial, Inc.
8.60%	08/15/19	1,900,000	2,101,658
ZFS Finance USA Trust I
6.15%	12/15/65[2,4]	1,650,000	1,501,500
ZFS Finance USA Trust IV
5.88%	05/09/32[2,4]	2,000,000	1,627,822

			31,751,863

Semi-Annual Report September 2009 / 65

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Food — 1.48%
Dole Food Co., Inc.
7.25%	06/15/10	$1,250,000	$1,250,000
8.00%	10/01/16[4]	1,000,000	1,008,750
13.88%	03/15/14[4]	2,000,000	2,355,000
Tyson Foods, Inc.
7.85%	04/01/16	2,000,000	2,050,000

			6,663,750

Gaming — 0.75%
Herbst Gaming, Inc.
8.13%	06/01/12[5]	575,000	23,359
MGM Mirage, Inc.
10.38%	05/15/14[4]	1,000,000	1,062,500
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
6.63%	12/01/14	2,350,000	2,279,500

			3,365,359

Health Care — 2.43%
Community Health Systems, Inc.
8.88%	07/15/15	1,725,000	1,763,812
HCA, Inc.
7.50%	12/15/23	2,905,000	2,359,639
8.50%	04/15/19[4]	3,939,000	4,106,408
Tenet Healthcare Corp.
6.88%	11/15/31	3,500,000	2,730,000

			10,959,859

Homebuilding — 0.26%
K. Hovnanian Enterprises, Inc.
11.50%	05/01/13	1,100,000	1,166,000

Industrials — 2.37%
Casella Waste Systems, Inc.
11.00%	07/15/14[4]	2,000,000	2,110,000
Commercial Barge Line Co.
12.50%	07/15/17[4]	1,500,000	1,567,500
General Cable Corp.
0.88%	11/15/13	2,175,000	2,155,969
RailAmerica, Inc.
9.25%	07/01/17[4]	3,000,000	3,157,500
Solo Cup Co.
10.50%	11/01/13[4]	1,100,000	1,166,000
Spirit Aerosystems, Inc.
7.50%	10/01/17[4]	500,000	500,000

			10,656,969

Insurance — 0.53%
Farmers Exchange Capital
7.05%	07/15/28[4]	1,500,000	1,346,223

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
MetLife Capital Trust X
9.25%	04/08/38[2,4]	$1,000,000	$1,042,678

			2,388,901

Materials — 2.06%
Cellu Tissue Holdings, Inc.
11.50%	06/01/14	2,000,000	2,150,000
Freeport-McMoRan Copper & Gold, Inc.
3.88%	04/01/15[2]	525,000	526,722
Georgia-Pacific LLC
9.50%	12/01/11	1,750,000	1,872,500
NewPage Corp.
11.38%	12/31/14[4]	2,000,000	1,975,000
Noranda Aluminium Holding Corp. (PIK)
8.35%	11/15/14	705,695	349,319
Verso Paper Holdings LLC B
4.23%	08/01/14[2]	1,737,000	1,085,625
Verso Paper Holdings LLC/Verso Paper, Inc. B
9.13%	08/01/14	1,750,000	1,303,750

			9,262,916

Services — 1.49%
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15[4]	1,975,000	1,876,250
Mobile Mini, Inc.
6.88%	05/01/15	1,500,000	1,376,250
United Rentals North America, Inc.
1.88%	10/15/23	500,000	475,000
7.00%	02/15/14	2,800,000	2,450,000
10.88%	06/15/16[4]	500,000	537,500

			6,715,000

Transportation — 5.61%
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19	1,000,000	1,092,500
American Airlines, Inc. 2001-2 A2
7.86%	04/01/13	3,837,000	3,817,815
Continental Airlines, Inc.
9.00%	07/08/16	1,700,000	1,793,500
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	399,137	372,195
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22	500,000	472,500
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22	6,842,000	5,884,120
Delta Air Lines, Inc.
9.50%	09/15/14[4]	1,000,000	998,750
12.25%	03/15/15[4]	2,000,000	1,875,000

66 / Semi-Annual Report September 2009

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines, Inc. 2000-1 A2
7.57%	05/18/12	[5]	$750,000	$744,375
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		2,500,000	2,437,500
JetBlue Airways 2004-2 G1 Pass Through Trust
0.82%	08/15/16	[2]	2,621,120	1,946,182
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,250,000	1,206,250
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		846,196	719,266
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		590,859	589,382
UAL Pass Through Trust 2000-2 B
7.81%	10/01/09		1,067,300	1,278,092

				25,227,427

Total Corporates (Cost $287,840,535)				326,795,247

BANK LOANS — 14.29%*
Automotive — 0.49%
Ford Motor Co. Term Loan B 1st Lien
3.49%	12/16/13		2,481,034	2,212,107

Communications — 3.73%
Cebridge 2nd Lien (PIK)
6.29%	05/05/14	[6]	1,829,521	1,783,783
Charter Communications, Inc. Term Loan 3rd Lien
6.66%	02/27/14	[5,6]	5,000,000	4,400,000
Dex Media West LLC Term Loan B
7.00%	10/24/14	[6]	4,521,510	3,888,499
Dex Media West Term Loan A
6.75%	10/24/13	[6]	1,900,000	1,634,000
Idearc, Inc.
0.00%	11/17/14	[5,6]	4,678,686	2,005,336
Mediacom LLC Term Loan A
1.50%	09/30/12	[6]	1,800,000	1,782,000
Univision Communications, Inc. 1st Lien Strip
2.53%	03/15/14	[6]	1,500,000	1,274,063

				16,767,681

Consumer Discretionary — 0.33%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[5,6]	2,979,962	1,498,364

Electric — 1.24%
Boston Generating LLC 1st Lien
2.00%	12/19/13	[6]	3,967,490	2,909,908

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
TPF Generation Holdings LLC 2nd Lien
4.50%	12/15/14	[6]	$1,250,000	$1,082,291
TXU Energy Term Loan B1
3.75%	10/10/14		1,972,787	1,566,393

				5,558,592

Energy — 1.66%
MACH Gen LLC Term Loan C
7.88%	02/20/15	[6]	9,507,263	6,592,270
NRG Energy, Inc. Term Loan
2.02%	02/01/13	[6]	913,578	869,421

				7,461,691

Finance — 2.60%
First Data Corp. Term Loan B1
3.00%	09/27/14	[6]	2,977,215	2,574,464
Kelson 1st Lien
3.53%	03/16/13	[6]	5,662,844	5,181,502
Kelson 2nd Lien (PIK)
6.78%	03/01/14	[6]	4,812,612	3,946,342

				11,702,308

Gaming — 0.44%
Harrah’s Operating Cos., Inc. Term Loan 1st Lien
0.00%	10/31/16		2,000,000	1,981,072

Health Care — 0.59%
Carestream Health, Inc. Term Loan
5.50%	10/30/13	[6]	1,500,000	1,222,500
HCA Term Loan A
1.78%	11/18/12	[6]	1,544,265	1,448,327

				2,670,827

Insurance — 0.43%
Asurion Corp. Term Loan
3.25%	07/03/14	[6]	2,000,000	1,915,000

Materials — 0.53%
Lyondell Chemical Co. New Money (DIP)
9.17%	12/15/09		1,671,042	1,745,821
Lyondell Chemical Co. Roll Up (DIP)
5.80%	12/15/09		670,051	653,998

				2,399,819

Services — 0.39%
Rental Services Term Loan 2nd Lien
4.04%	11/30/13	[6]	2,000,000	1,771,876

Transportation — 1.86%
Delta Air Lines, Inc. Term Loan 1st Lien
2.17%	05/01/12	[6]	1,232,424	1,130,133

Semi-Annual Report September 2009 / 67

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
8.75%	09/16/13	[6]	$2,000,000	$2,007,084
United Air Lines, Inc.
2.25%	02/01/14	[6]	6,964,399	5,205,888

				8,343,105

Total Bank Loans (Cost $60,422,811)				64,282,442

MORTGAGE-BACKED — 0.27%**
Non-Agency Mortgage-Backed — 0.25%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,7]	4,605	564
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[7,8]	865,082	22,438
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.44%	05/19/47	2,7,†	4,545,174	193,180
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[7,8]	319,121	7,180
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.98%	08/25/46	7,8,†	30,462,579	371,065
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.17%	03/25/47	7,8,†	14,614,855	205,353
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.02%	04/25/47	7,8,†	26,491,561	355,809

				1,155,589

U.S. Agency Mortgage-Backed — 0.02%
Fannie Mae 1993-225 SG
26.33%	12/25/13	[2]	60,764	75,723
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		43,230	2,405

				78,128

Total Mortgage-Backed (Cost $104,229)				1,233,717

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 1.74%*
Pennsylvania — 1.74%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36	$7,535,000	$7,844,462

Total Municipal Bonds (Cost $6,339,008)			7,844,462

Total Bonds – 91.02% (Cost $363,255,086)			409,564,098

Issues		Shares	Value
PREFERRED STOCK — 0.01%
U.S. Agency Securities — 0.01%
Fannie Mae S
0.00%[2]		5,000	8,050
Freddie Mac Z
0.00%[2]		9,000	16,290

			24,340

Total Preferred Stock (Cost $234,750)			24,340

Issues		Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
		65	3,250

Total Call Options Purchased (Cost $84,500)			3,250

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 12.16%
Commercial Paper — 1.56%
BNP Paribas Finance, Inc.
0.21%[9]	11/23/09	$2,175,000	2,174,328
0.24%[9]	12/04/09	3,260,000	3,258,599
Rabobank USA Finance Corp.
0.23%[9]	12/03/09	1,610,000	1,609,313

			7,042,240

Money Market Fund — 4.86%
Goldman Sachs Group, Inc. (The)
0.05%[10]		21,853,000	21,853,000

68 / Semi-Annual Report September 2009

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 2.27%
Fannie Mae
0.11%[9]	12/17/09		$4,500,000	$4,499,761
Federal Home Loan Bank
0.11%[9]	11/20/09		4,380,000	4,379,331
Freddie Mac
0.14%[9]	10/07/09		1,335,000	1,334,969

				10,214,061

U.S. Treasury Bills — 3.47%
U.S. Treasury Bills
0.11%[9]	12/17/09		1,780,000	1,779,726
0.13%[9]	12/10/09		12,135,000	12,133,702
0.15%[9]	11/19/09	[11]	1,715,000	1,714,913

				15,628,341

Total Short Term Investments (Cost $54,734,636)				54,737,642

Total Investments – 103.19% (Cost $418,308,972)[1]				464,329,330

Liabilities in Excess of Other
Assets – (3.19%)				(14,356,063)

Net Assets – 100.00%				$449,973,267

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
157	U.S. Treasury Ten Year Note,
	Expiration December 2009	$333,384

	Net unrealized appreciation	$333,384

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	$150	$4,222

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley
	12/20/12	225	5,632

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	$75	$482

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	125	645

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	450	12,957
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
	03/20/13	100	(4,045)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	100	(4,045)

The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: UBS AG

	06/20/13	1,000	(103,736)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	140	(3,088)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	140	(968)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	06/20/14	1,000	21,564

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.90%, due 07/15/17. Counterparty: Morgan Stanley

	09/20/14	1,000	75,265

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	09/20/14	1,000	24,718

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	200	(11,344)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	350	17,112

Semi-Annual Report September 2009 / 69

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	$300	$14,943

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	295	14,694

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	350	26,002

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	170	5,830

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	190	6,516

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	300	10,288

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	300	10,288

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	120	4,115

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	1,000	19,411

			$147,458

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: Barclays Capital, Inc.

	06/20/14	$(683,663)	$4,700	$407,399	$(276,264)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: CS First Boston

	06/20/14	(1,673,981)	7,520	1,231,959	(442,022)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	$(99,363)	$200	$(38,779)	$(138,142)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(273,248)	550	(106,641)	(379,889)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(102,220)	615	(322,566)	(424,786)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(112,989)	143	(15,293)	(128,282)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(150,652)	190	(20,391)	(171,043)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(111,949)	143	(16,333)	(128,282)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(112,989)	143	(15,293)	(128,282)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(75,095)	95	(10,426)	(85,521)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(42,324)	115	(24,582)	(66,906)

		$(3,438,473)		$1,069,054	$(2,369,419)

70 / Semi-Annual Report September 2009

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $418,861,447 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$50,194,944
Gross unrealized depreciation	(4,727,061)

Net unrealized appreciation	$45,467,883

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

[3]	U.S. dollar denominated security issued by foreign domiciled entity.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $92,793,880 representing 20.62% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.

[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.25%, 07/03/14	$1,780,191	$1,915,000	0.43%
12/19/06	Boston Generating LLC 1st Lien, 2.00%, 12/19/13	3,217,780	2,909,908	0.65%
04/12/07	Carestream Health, Inc. Term Loan, 5.50%, 10/30/13	1,504,378	1,222,500	0.27%
06/30/06	Cebridge 2nd Lien (PIK), 6.29%, 05/05/14	1,750,393	1,783,783	0.40%
01/05/09	Charter Communications, Inc. Term Loan 3rd Lien, 6.66%, 02/27/14	3,825,464	4,400,000	0.98%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.17%, 05/01/12	1,137,755	1,130,133	0.25%
09/29/09	Delta Air Lines, Inc. Term Loan 1st Lien, 8.75%, 09/16/13	1,960,000	2,007,084	0.45%
12/30/08	Dex Media West LLC Term Loan B, 7.00%, 10/24/14	2,454,992	3,888,499	0.86%
05/29/09	Dex Media West Term Loan A, 6.75%, 10/24/13	1,603,105	1,634,000	0.36%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
01/28/09	First Data Corp. Term Loan B1, 3.00%, 09/27/14	2,068,044	2,574,464	0.57%
06/22/09	HCA Term Loan A, 1.78%, 11/18/12	1,411,308	1,448,327	0.32%
11/06/08	Idearc, Inc., 0.00%, 11/17/14	2,162,667	2,005,336	0.45%
04/16/08	Kelson 1st Lien, 3.53%, 03/16/13	4,967,673	5,181,502	1.15%
09/16/08	Kelson 2nd Lien (PIK), 6.78%, 03/01/14	3,750,682	3,946,342	0.88%
01/08/09	MACH Gen LLC Term Loan C, 7.88%, 02/20/15	6,619,367	6,592,270	1.46%
01/09/09	Mediacom LLC Term Loan A, 1.50%, 09/30/12	1,520,321	1,782,000	0.40%
10/20/08	NRG Energy, Inc. Term Loan, 2.02%, 02/01/13	820,114	869,421	0.19%
06/25/09	Rental Services Term Loan 2nd Lien, 4.04%, 11/30/13	1,555,429	1,771,876	0.39%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.50%, 12/15/14	1,226,568	1,082,291	0.24%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,142,194	1,498,364	0.33%
02/03/09	United Air Lines, Inc., 2.25%, 02/01/14	4,275,357	5,205,888	1.16%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.53%, 03/15/14	1,051,610	1,274,063	0.28%

		$52,805,392	$56,123,051	12.47%

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,115,589 which is 0.25% of total net assets.

[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion there of, pledged as collateral for swaps.

[11]	Securities, or a portion there of, pledged as collateral for futures.

†

Fair valued security. The aggregate value of fair valued securities is $1,827,414 which is 0.41% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

Semi-Annual Report September 2009 / 71

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 96.55%
ASSET-BACKED SECURITIES — 30.47%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$4,985	$4,924
Aerco Ltd. 2A A3 (United Kingdom)
0.70%	07/15/25	[2,3,4]	3,653,100	1,643,895
Asset Backed Funding Certificates 2007-WMC1 A2B
1.25%	06/25/37	3,†	5,000,000	1,979,744
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.30%	12/25/36	[3]	69,722	65,011
Aviation Capital Group Trust 2003-2A B1
3.25%	09/20/33	3,4,†	2,499,659	699,927
Bayview Financial Acquisition Trust 2004-B A1
1.25%	05/28/39	[3,4]	4,137,862	2,047,534
Centex Home Equity 2006-A AV4
0.50%	06/25/36	3,†	4,300,000	2,098,233
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,160,841
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.43%	03/25/37	3,†	5,000,000	1,775,049
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.65%	03/25/37	[3]	6,500,000	277,647
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	3,120,733
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,4,†	1,112,378	811,712
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[3]	138,829	129,002
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	3,5,†	164,308	9,911
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	2,058,449
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	47,718	48,419
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	777,457	725,507
Conseco Financial Corp. 1999-1 A5
6.11%	09/01/23		5,397	5,392
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	158,780	133,163
Countrywide Asset-Backed Certificates 2007-4 A2
5.53%	09/25/37		930,000	776,803

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed NIM Certificates 2006-12N
7.25%	07/25/37	[4]	$253,658	$–
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.40%	05/25/36	3,†	6,900,000	2,760,062
Crystal River 2005-1A A (Cayman Islands)
0.71%	03/02/46	2,3,4,5,†	736,122	73,619
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		79,824	71,525
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
0.79%	10/25/34	[3]	161,937	158,051
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.47%	01/25/38	[3]	6,900,000	2,409,877
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		55,707	43,799
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		131,112	96,295
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		22,003	16,821
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		12,757	8,932
Green Tree Recreational Equipment 2008-MH1 A3
8.97%	04/25/38	[3,4]	2,963,130	3,039,585
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
0.60%	09/20/33	[3]	822,349	728,093
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.63%	03/20/36	[3]	660,000	372,842
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.56%	07/20/36	[3]	650,000	370,331
HFC Home Equity Loan Asset Backed Certificates 2007-2 M2
0.62%	07/20/36	3,†	650,000	395,338
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
0.30%	12/25/36	[3]	87,994	59,481
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		869,279	632,248
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		429,227	313,754

72 / Semi-Annual Report September 2009

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		$219,215	$152,270
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[3]	782,911	554,238
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		170,524	150,640
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	362,998	340,007
Inman Square Funding Ltd. 2004-1A I (Cayman Islands)
1.11%	10/20/34	2,3,4,5,†	541,041	436,895
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.03%	10/06/40	2,3,4,5,†	13,333,806	1,000,093
Ivy Lane CDO Ltd. 2006-1A A1 (Cayman Islands)
0.80%	02/05/46	2,3,4,5,†	14,692,547	808,153
JPMorgan Mortgage Acquisition Corp.2007-CH5 A3
0.36%	05/25/37	[3]	1,575,000	750,233
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.34%	06/25/37	[3,4]	174,169	110,388
Long Beach Asset Holdings Corp. 2006-11 N1 (Cayman Islands)
6.75%	01/25/47	[2,4,5]	763,709	–
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
0.83%	08/25/35	[3]	1,389,210	977,597
Mid-State Trust 11 B
8.22%	07/15/38		18,915	15,576
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,443,966	1,194,806
Mid-State Trust 6 A4
7.79%	07/01/35		56,843	47,438
Nationstar Home Equity Loan Trust 2007-A AV4
0.48%	03/25/37	3,†	5,000,000	1,975,088
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		3,317	2,895
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		205,483	170,387
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		217,479	179,411
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	[5]	183,908	3,264

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	5,†	$1,869,005	$69,043
Origen Manufactured Housing 2006-A A1
0.39%	11/15/18	[3]	3,235,187	2,972,471
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.83%	05/01/10	2,3,4,5,†	918,153	202,026
RAAC 2007-RP1 M4
2.25%	05/25/46	3,4,†	16,619	166
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.32%	02/25/37	[3]	79,655	73,782
Residential Asset Securities Corp. 2007-KS2 AI1
0.32%	02/25/37	[3]	103,783	97,986
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.74%	10/25/35	[3]	2,360,738	1,686,028
Structured Asset Receivables Trust 2005-1A CTFS
1.00%	01/21/15	3,4,†	13,127,030	9,380,260
Structured Asset Securities Corp. 2007-BC3 2A2
0.39%	05/25/47	[3]	1,960,000	857,524
Terwin Mortgage Trust 2004-7HE A1
0.80%	07/25/34	[3,4]	122,539	93,179
Terwin Mortgage Trust 2007-9SL M1
2.75%	06/25/38	3,4,5,†	5,103	3
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	4,†	1,157,719	600
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	177
Wells Fargo Home Equity Trust 2007-2 M1
0.62%	04/25/37	[3]	5,000,000	33,944

Total Asset-Backed Securities (Cost $122,933,757)				55,459,117

CORPORATES — 28.59%*
Automotive — 0.22%
Motors Liquidation Co.
7.38%	05/23/48	[6,7]	2,600,000	396,500

Banking — 6.00%
BAC Capital Trust XV
1.16%	06/01/56	[3]	2,000,000	1,110,000
Chase Capital II B
0.98%	02/01/27	[3]	3,144,000	2,141,448
Chase Capital VI
1.11%	08/01/28	[3]	1,000,000	641,084
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	4,900,000	3,068,625

Semi-Annual Report September 2009 / 73

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	$1,000,000	$745,000
Fleet Capital Trust V
1.29%	12/18/28	[3]	950,000	608,000
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	1,000,000	963,097
Nationsbank Capital Trust III
1.06%	01/15/27	[3]	1,000,000	633,669
Nationsbank Capital Trust IV
8.25%	04/15/27		1,010,000	999,900

				10,910,823

Communications — 0.48%
Qwest Corp.
7.88%	09/01/11		850,000	880,812

Electric — 0.33%
Power Contract Financing LLC
6.26%	02/01/10	[4]	593,256	598,893

Energy — 3.05%
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	3,527,175
Southern Union Co.
7.20%	11/01/66	[3]	1,000,000	792,500
Valero Energy Corp.
10.50%	03/15/39		1,000,000	1,234,765

				5,554,440

Finance — 7.27%
Barnett Capital III
1.11%	02/01/27	[3]	1,000,000	640,000
Citigroup, Inc.
0.94%	08/25/36	[3]	2,350,000	1,217,951
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[3]	2,319,000	1,831,674
GMAC LLC
2.56%	12/01/14	[3,4]	1,538,000	1,193,873
7.25%	03/02/11	[4]	1,266,000	1,231,185
Goldman Sachs Group, Inc. (The)
0.65%	02/06/12	[3]	750,000	738,290
1.01%	01/12/15	[3]	750,000	718,844
Morgan Stanley (MTN)
0.96%	10/18/16	[3]	4,050,000	3,665,250
Prudential Holdings LLC
8.70%	12/18/23	[4]	1,000,000	1,046,167
Raymond James Financial, Inc.
8.60%	08/15/19		860,000	951,277

				13,234,511

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.49%
Farmers Exchange Capital
7.05%	07/15/28	[4]	$1,000,000	$897,482

Materials — 0.52%
Noranda Aluminium Holding Corp. (PIK)
8.35%	11/15/14		1,907,991	944,456

Real Estate Investment Trust (REIT) — 1.24%
HCP, Inc.
7.07%	06/08/15	[6]	500,000	502,172
HRPT Properties Trust
0.90%	03/16/11	[3]	750,000	709,492
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	1,043,282

				2,254,946

Secured Assets — 0.37%
Ingress I Ltd. B-A (Cayman Islands)
7.38%	03/30/40	2,4,†	1,000,000	670,015

Transportation — 8.62%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		45,687	45,116
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		1,250,000	1,365,625
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		3,717,961	3,466,998
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		2,950,000	2,787,750
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,650,000	2,279,000
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	700,000	699,125
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		3,070,000	2,993,250
JetBlue Airways 2004-2 G1 Pass Through Trust
0.82%	08/15/16	[3]	1,198,226	889,683
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,200,000	1,158,000

				15,684,547

Total Corporates (Cost $51,043,742)				52,027,425

BANK LOANS — 6.56%*
Consumer Discretionary — 1.10%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[7,8]	3,969,987	1,996,161

74 / Semi-Annual Report September 2009

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 1.66%
Boston Generating LLC 1st Lien
2.00%	12/19/13	[8]	$2,935,707	$2,153,159
TPF Generation Holdings LLC 2nd Lien
4.50%	12/15/14	[8]	1,000,000	865,833

				3,018,992

Finance — 1.78%
Kelson 1st Lien
3.53%	03/16/13	[8]	3,539,368	3,238,522

Health Care — 1.01%
Carestream Health, Inc. Term Loan
5.50%	10/30/13	[8]	2,250,000	1,833,750

Insurance — 0.52%
Asurion Corp. Term Loan
3.25%	07/03/14	[8]	1,000,000	957,500

Transportation — 0.49%
United Air Lines, Inc.
2.25%	02/01/14	[8]	1,193,271	891,970

Total Bank Loans (Cost $14,507,946)				11,936,895

MORTGAGE-BACKED — 30.93%**
Commercial Mortgage-Backed — 1.62%
Bayview Commercial Asset Trust 2007-1 A1
0.47%	03/25/37	3,4,†	4,588,919	2,935,437

Non-Agency Mortgage-Backed — 7.63%
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	568,840	79,638
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	175	22
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[5,9]	5,464,206	141,728
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.44%	05/19/47	3,5,†	49,183,951	2,090,424
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[5,9]	1,229,926	27,673
Lehman XS Trust 2007-12N 1A3A
0.45%	07/25/47	[3]	10,120,000	2,010,628
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	3,†	3,500,000	1,611,302
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	[3]	1,094,842	876,331
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[4]	2,849,942	–

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.98%	08/25/46	5,9,†	$225,482,812	$2,746,610
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.17%	03/25/47	5,9,†	189,191,271	2,658,329
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.02%	04/25/47	5,9,†	117,319,769	1,575,724
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		68,924	69,492

				13,887,901

U.S. Agency Mortgage-Backed — 21.68%
Fannie Mae 1993-80 S
10.53%	05/25/23	[3]	18,286	20,289
Fannie Mae 2000-45 SA (IO)
7.71%	12/18/30	[3]	2,884,205	437,183
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	2,357	2,570
Fannie Mae 2003-107 SQ (IO)
7.40%	05/25/33	[3]	287,986	11,113
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		175,149	17,465
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	44,491	43,460
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		1,332,101	140,642
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		49,401	707
Fannie Mae 2005-47 SL
7.50%	06/25/35	[3,10]	604,292	590,205
Fannie Mae 2005-92 US (IO)
5.85%	10/25/25	[3]	12,833,291	1,115,793
Fannie Mae 2008-50 SA (IO)
5.80%	11/25/36	3,†	11,775,841	1,187,618
Fannie Mae 2009-9 VM
3.18%	04/25/13	3,†	18,565,138	1,019,081
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	16,669
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		445,636	16,562
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,061,907	50,875
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		303,233	5,991
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		142,564	14,356

Semi-Annual Report September 2009 / 75

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		$758,220	$84,050
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		120,921	123
Freddie Mac 2764 CT
7.50%	03/15/34	[3]	348,453	336,500
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	222,625	218,559
Freddie Mac 2827 JT
8.50%	12/15/32	[3]	85,557	86,327
Freddie Mac 2856 ST
7.00%	09/15/23	[3]	523,137	519,483
Freddie Mac 3242 SA (IO)
6.11%	11/15/36	3,†	46,627,689	4,581,156
Freddie Mac 3247 SI (IO)
0.15%	08/15/36	[3]	110,356,693	312,486
Freddie Mac 3260 AS (IO)
6.14%	01/15/37	[3]	52,998,070	4,342,164
Freddie Mac 3280 SI (IO)
6.20%	02/15/37	[3]	32,482,950	3,417,106
Freddie Mac 3289 SD (IO)
5.88%	03/15/37	3,10,†	18,412,246	1,374,087
Freddie Mac 3430 IA (IO)
0.82%	07/15/12	10,†	93,406,384	1,525,093
Ginnie Mae 2001-31 SJ
27.14%	02/20/31	[3]	89,567	125,399
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		119,964	6,674
Ginnie Mae 2004-8 SE
13.81%	11/26/23	[3]	405,921	459,032
Ginnie Mae 2009-61 SG (IO)
6.45%	08/20/39	[3]	11,867,183	1,234,026
Ginnie Mae GNSF (TBA)
5.00%	10/15/39		15,600,000	16,143,563

				39,456,407

Total Mortgage-Backed
(Cost $43,371,675)				56,279,745

Total Bonds — 96.55%
(Cost $231,857,120)				175,703,182

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 0.68%
Automotive — 0.09%
Corts Trust for Ford Motor Co.
8.00%	07/16/31		700	11,970

Issues	Maturity Date	Shares	Value
PREFERRED STOCK (continued)
Automotive (continued)
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31	8,100	$141,750

			153,720

Communications — 0.59%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	143,463
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46	12,100	246,235
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31	9,650	173,700
8.00%	02/15/31	19,500	361,725
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	155,855

			1,080,978

Finance — 0.00%
Terwin Mortgage Trust 2005-13SL P
0.00%[4,5]		1,000	1
Terwin Mortgage Trust 2005-P1 A
0.00%[5,8]		570	1
Terwin Mortgage Trust 2006-1 2P
0.00%[4,5]		1,000	1
Terwin Mortgage Trust 2006-4SL P
0.00%[3,5]		410	—

			3

Total Preferred Stock
(Cost $4,907,981)			1,234,701

		Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
		135	6,750

Total Call Options Purchased
(Cost $175,500)			6,750

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 34.72%
Commercial Paper — 1.62%
BNP Paribas Finance, Inc.
0.25%[11]	11/23/09	$2,955,000	2,953,974

76 / Semi-Annual Report September 2009

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Money Market Fund — 27.26%
Goldman Sachs Group, Inc. (The)
0.05%[6]			49,605,500	$49,605,500

U.S. Treasury Bills — 5.84%
U.S. Treasury Bills
0.14%[11]	11/27/09		$2,180,000	2,179,897
0.17%[11]	11/19/09	[12]	8,440,000	8,439,572

				10,619,469

Total Short Term Investments
(Cost $63,176,938)				63,178,943

Total Investments – 131.95%
(Cost $300,117,539)[1]				240,123,576

Liabilities in Excess of Other Assets – (31.95)%				(58,145,866)

NET ASSETS – 100.00%				$181,977,710

Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC,
1.75%	12/31/09	$(1,588,000)	$(1,588,000)

Total Reverse Repurchase Agreements		$(1,588,000)	$(1,588,000)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
5	Euro Dollar Ninety Day,
	Expiration June 2010	$(238)
12	Euro Dollar Ninety Day,
	Expiration September 2010	(6,070)
12	Euro Dollar Ninety Day,
	Expiration December 2010	(6,645)
12	Euro Dollar Ninety Day,
	Expiration March 2011	(7,495)
12	Euro Dollar Ninety Day,
	Expiration June 2011	(8,845)
12	Euro Dollar Ninety Day,
	Expiration September 2011	(10,157)
7	Euro Dollar Ninety Day,
	Expiration December 2011	(8,258)
7	Euro Dollar Ninety Day,
	Expiration March 2012	(8,182)
7	Euro Dollar Ninety Day,
	Expiration June 2012	(8,095)

	Net unrealized depreciation	$(63,985)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.

	10/24/38	$2,025	$(95,407)

			$(95,407)

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$2,500	$1,173

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	700	19,702

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	300	1,928

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	750	3,869

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	1,000	28,794

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	700	(64,391)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	475	(45,049)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	300	(12,135)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	300	(12,135)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	345	(2,385)

Semi-Annual Report September 2009 / 77

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	$345	$(7,609)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	640	(9,388)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	635	(9,315)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	635	(1,480)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	640	(1,491)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	600	(34,033)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	170	8,311

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	130	6,475

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	130	6,475

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	170	12,629

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	45	1,543

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	800	27,436

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	2,100	72,019

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	$2,500	$48,529

The Fund pays a fixed rate equal to 3.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Securitized Asset Backed Receivables LLC Trust 2005-EC1 B3, 3.37%, due 01/25/35. Counterparty: JPMorgan Chase & Co.

	01/25/35	88	85,650

			$125,122

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$460	$29,470	$29,470

The Fund receives a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Ameriquest Mortgage Securities, Inc. 2004-R7 A4, 1.04%, due 08/25/34. Counterparty: Deutsche Bank AG5

	07/25/34	AAA	821	(57,904)	(57,904)

				$(28,434)	$(28,434)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(1,639,991)	$3,000	$(432,133)	$(2,072,124)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(2,384,709)	4,800	(930,689)	(3,315,398)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(566,526)	1,160	(234,695)	(801,221)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(1,043,310)	2,100	(407,177)	(1,450,487)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(978,992)	5,890	(3,089,278)	(4,068,270)

78 / Semi-Annual Report September 2009

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s) [b]	Depreciation		Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	$(2,678,658)	$5,000	$(791,457	) $	(3,470,115)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston

	01/25/38	(2,813,798)	5,300	(864,524)		(3,678,322)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc

	01/25/38	(1,660,131)	3,200	(560,742)		(2,220,873)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc. (The)

	01/25/38	(1,686,070)	3,250	(569,505)		(2,255,575)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley

	01/25/38	(1,052,703)	2,400	(612,952)		(1,665,655)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(3,013,036)	3,800	(407,824)		(3,420,860)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(3,766,295)	4,750	(509,779)		(4,276,074)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(2,910,676)	3,705	(424,662)		(3,335,338)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(2,561,080)	3,230	(346,651)		(2,907,731)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(2,102,655)	2,660	(291,947)		(2,394,602)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(404,843)	1,100	(235,123)		(639,966)

		$(31,263,473)		$(10,709,138)		$(41,972,611)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $300,814,940 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$34,706,305
Gross unrealized depreciation	(95,397,669)

Net unrealized depreciation	$(60,691,364)

[2]	U.S. dollar denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $30,444,874 representing 16.73% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $11,865,254 which is 6.52% of total net assets.
[6]	Securities, or a portion there of, pledged as collateral for swaps.
[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan,
	3.25%, 07/03/14	$993,184	$957,500	0.52%
12/19/06	Boston Generating LLC
	1st Lien, 2.00%, 12/19/13	2,935,707	2,153,159	1.18%
04/12/07	Carestream Health, Inc.
	Term Loan, 5.50%,
	10/30/13	2,263,133	1,833,750	1.01%
04/16/08	Kelson 1st Lien, 3.53%,
	03/16/13	3,277,471	3,238,522	1.78%
04/19/05	Terwin Mortgage Trust
	2005-P1 A, 0.00%,	2,893	1	0.00%
12/21/06	TPF Generation Holdings
	LLC 2nd Lien, 4.50%,
	12/15/14	1,000,000	865,833	0.48%
05/17/07	Tribune 1st Lien Term
	Loan B, 0.00%, 06/04/14	2,845,180	1,996,161	1.10%
02/01/07	United Air Lines, Inc.,
	2.25%, 02/01/14	1,193,271	891,970	0.49%

		$14,510,839	$11,936,896	6.56%

Semi-Annual Report September 2009 / 79

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[10]	Securities, or a portion there of, pledged as collateral for reverse repurchase agreements.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $48,450,798 which is 26.62% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

(TBA): To be announced

80 / Semi-Annual Report September 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 100.75%
ASSET-BACKED SECURITIES — 27.39%**
ACE Securities Corp. 2004-FM1 B1A
5.50%	09/25/33	[2]	$17,188	$1,325
ACE Securities Corp. 2006-SL1 A
0.41%	09/25/35	[2]	380,672	73,463
Aerco Ltd. 2A A4 (United Kingdom)
0.76%	07/15/25	2,3,4,†	22,662	19,716
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.24%	08/15/33	[2]	84,991	28,487
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
0.53%	07/25/35	[2]	75,415	73,303
Aviation Capital Group Trust 2003-2A B1
3.25%	09/20/33	2,4,†	76,559	21,437
Aviation Capital Group Trust 2003-2A G2
1.05%	09/20/33	2,4,†	64,294	40,506
Bayview Financial Acquisition Trust 2005-A A1
1.25%	02/28/40	2,4,†	147,072	99,314
Bayview Financial Acquisition Trust 2006-B 2A2
0.45%	04/28/36	[2]	48,121	46,213
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.75%	12/28/40	2,4,†	2,550,000	1,785,110
Castle Trust 2003-1AW A1
0.99%	05/15/27	2,4,†	101,419	59,838
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.41%	09/25/36	2,†	517,987	269,368
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M2
2.40%	07/25/37	[2]	114,000	4,139
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,4,†	539,407	393,610
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	39,257	35,561
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		85,609	86,393
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		152,141	151,379
Countrywide Asset-Backed Certificates 2004-1 2A
0.49%	04/25/34	[2]	5,852	4,422
Countrywide Asset-Backed Certificates 2007-10 2A2
0.37%	06/25/47	[2]	110,000	69,656
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		104,438	90,911

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF12 A2
0.29%	09/25/36	[2]	$15,984	$15,691
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		2,745	2,666
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.69%	06/25/30	[2]	464,251	183,921
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		78,332	58,216
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		37,074	29,148
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		96,413	73,706
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15		3,671	3,669
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		39,238	26,095
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[5]	96,636	18,680
HFC Home Equity Loan Asset Backed
Certificates 2007-1 M1
0.63%	03/20/36	[2]	1,100,000	621,404
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.55%	07/20/36	[2]	125,000	53,676
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.56%	07/20/36	[2]	1,300,000	740,663
Home Equity Asset Trust 2007-3 2A2
0.43%	08/25/37	[2]	1,400,000	704,466
IndyMac Home Equity Loan Asset Backed Trust 2002-A M1
1.37%	05/25/33	[2]	490,887	257,087
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		631,438	459,260
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		225,513	164,844
Inman Square Funding Ltd. 2005-2A I (Cayman Islands)
1.03%	10/06/40	2,3,4,5,†	2,083,407	156,265
Lehman XS Trust 2006-2N 1A1
0.51%	02/25/46	[2]	87,455	41,993
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.30%	11/25/36	[2]	20,046	15,510

Semi-Annual Report September 2009 / 81

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.40%	05/25/37	[2]	$315,000	$174,639
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.50%	06/25/37	2,†	100,000	30,501
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-4 2A4
0.50%	07/25/37	[2]	30,000	10,288
Morgan Stanley ABS Capital I 2004-NC2 M2
2.05%	12/25/33	[2]	33,136	19,319
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.57%	04/25/37	[2]	205,000	72,553
Option One Mortgage Loan Trust 2002-1 A
0.83%	02/25/32	[2]	163,093	102,823
Option One Mortgage Loan Trust 2003-2 A2
0.85%	04/25/33	[2]	115,632	74,234
Option One Mortgage Loan Trust 2003-5 A2
0.57%	08/25/33	[2]	77,459	48,986
Residential Asset Mortgage Products, Inc. 2003-RS1 AII
1.03%	02/25/33	[2]	57,384	23,526
Residential Asset Securities Corp. 2003-KS3 A2
0.85%	05/25/33	[2]	41,674	27,433
Residential Asset Securities Corp. 2007-KS4 A2
0.43%	05/25/37	[2]	100,000	57,054
Resmae Mortgage Loan Trust 2006-1 A1B
0.52%	02/25/36	[2,4]	281,518	56,425
SACO I, Inc. 2005-2 A
0.45%	04/25/35	[2,4]	3,541	1,435
Saxon Asset Securities Trust 2004-1 M1
1.04%	03/25/35	[2]	270,000	168,145
SG Mortgage Securities Trust 2006-FRE1 A1B
0.52%	02/25/36	[2]	201,807	131,810
Soundview Home Equity Loan Trust
2007-NS1 A4
0.55%	01/25/37	[2]	50,000	16,819
Soundview Home Equity Loan Trust
2007-OPT1 2A1
0.33%	06/25/37	[2]	151,271	118,786
Structured Asset Receivables Trust 2005-1A
CTFS
1.00%	01/21/15	2,4,†	1,255,231	896,958
Structured Asset Securities Corp. 2007-BC2
A3
0.38%	03/25/37	2,†	945,000	472,526
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	13,472,850	95,170

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2005-7SL A1
0.52%	07/25/35	[2,4,5]	$27,953	$27,093
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	197,266

Total Asset-Backed Securities (Cost $15,894,230)				9,804,900

CORPORATES — 21.06%*
Banking — 5.32%
Chase Capital II B
0.98%	02/01/27	[2]	850,000	578,954
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	1,105,000	692,006
First Chicago NBD Institutional Capital I
1.03%	02/01/27	[2]	65,000	44,078
JPMorgan Chase Capital XIII M
1.23%	09/30/34	[2]	889,000	588,211

				1,903,249

Electric — 1.05%
Entergy Louisiana LLC
5.83%	11/01/10		8,000	8,017
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		155,000	179,095
Power Contract Financing LLC
6.26%	02/01/10	[4]	137,635	138,943
W3A Funding Corp.
8.09%	01/02/17		48,168	50,332

				376,387

Energy — 2.10%
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[3]	297,000	316,632
Williams Cos., Inc.
8.13%	03/15/12		400,000	435,032

				751,664

Finance — 10.13%
Barnett Capital III
1.11%	02/01/27	[2]	300,000	192,000
Citigroup, Inc.
0.75%	11/05/14	[2]	669,000	593,749
2.14%	05/15/18	[2]	305,000	269,666
General Electric Capital Corp. (MTN)
0.85%	05/05/26	[2]	1,250,000	987,319
General Electric Capital Corp. A (MTN)
0.56%	09/15/14	[2]	25,000	22,981
Goldman Sachs Group, Inc. B (The) (MTN)
0.91%	07/22/15	[2]	200,000	186,396

82 / Semi-Annual Report September 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/16/09	[6]	$870,000	$145,725
MBNA Capital A
8.28%	12/01/26		500,000	495,000
MBNA Capital B
1.28%	02/01/27	[2]	845,000	526,379
Prudential Holdings LLC (FSA)
1.17%	12/18/17	[2,4]	100,000	81,882
Woodbourne Capital Trust I
2.77%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust II
2.77%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust III
2.77%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust IV
2.77%	04/08/49	[2,4,5]	150,000	31,500

				3,627,097

Real Estate Investment Trust (REIT) — 1.14%
CPG Partners LP
8.25%	02/01/11		35,000	37,058
HRPT Properties Trust
0.90%	03/16/11	[2]	392,000	370,828

				407,886

Transportation — 1.32%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11	[7]	15,229	15,039
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		36,487	35,534
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		356,108	338,303
Continental Airlines, Inc. 2002-1 G1
0.89%	02/15/13	[2]	24,547	21,601
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11[7]		64,056	62,775

				473,252

Total Corporates (Cost $8,741,553)				7,539,535

BANK LOANS — 3.39%*
Consumer Discretionary — 1.39%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,8]	987,500	496,528

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 0.55%
Kelson 1st Lien
3.53%	03/16/13[8]		$215,747	$197,409

Transportation — 1.45%
United Air Lines, Inc.
2.25%	02/01/14[8]		697,222	521,173

Total Bank Loans (Cost $1,894,524)				1,215,110

MORTGAGE-BACKED — 48.91%**
Commercial Mortgage-Backed — 6.55%
Bayview Commercial Asset Trust 2004-3 A1
0.62%	01/25/35	[2,4]	69,312	45,215
Bayview Commercial Asset Trust 2005-1A A1
0.55%	04/25/35	[2,4]	1,261,441	786,545
Bayview Commercial Asset Trust 2005-2A A1
0.56%	08/25/35	[2,4]	644,877	401,461
Bayview Commercial Asset Trust 2007-2A A1
0.52%	07/25/37	[2,4]	171,220	99,972
Bayview Commercial Asset Trust 2007-3 A1
0.49%	07/25/37	[2,4]	1,672,267	1,012,446

				2,345,639

Non-Agency Mortgage-Backed — 35.64%
American Home Mortgage Assets 2006-2 2A1
0.44%	09/25/46	[2]	1,983,623	930,496
American Home Mortgage Investment Trust 2004-2 2A
2.76%	02/25/44	[2]	82,306	68,806
American Home Mortgage Investment Trust 2007-2 11A1
0.48%	03/25/47	[2]	114,891	52,276
Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.49%	02/25/33	[2]	10,310	8,874
Bear Stearns Mortgage Funding Trust
2007-AR4 2A1
0.46%	06/25/37	[2]	1,566,173	820,283
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.53%	01/25/35	[2,4]	698,471	486,278
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.43%	05/25/36	[2,4]	694,476	551,650
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.12%	02/25/34	[2]	558,762	508,458
Countrywide Alternative Loan Trust 2005-16 A5
0.53%	06/25/35	[2]	177,364	50,549

Semi-Annual Report September 2009 / 83

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
2.95%	06/25/35	[5,9]	$147,572	$5,165
Countrywide Alternative Loan Trust 2005-27 2A1
2.25%	08/25/35	[2]	1,366,348	703,565
Countrywide Alternative Loan Trust 2005-27 3A2
2.00%	08/25/35	[2]	106,818	51,121
Countrywide Alternative Loan Trust 2005-51 2A2A
0.54%	11/20/35	[2]	49,876	46,514
Countrywide Alternative Loan Trust 2005-61 2A1
0.53%	12/25/35	[2]	656,299	351,629
Countrywide Alternative Loan Trust 2005-72 A1
0.52%	01/25/36	[2]	958,409	505,675
Countrywide Alternative Loan Trust 2006-OA12 A2
0.46%	09/20/46	[2]	2,420,047	995,439
CS First Boston Mortgage Securities Corp. 1997-2 A
7.50%	06/25/20	[4]	13,222	12,010
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.34%	02/25/37	[2]	29,411	28,000
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.66%	09/19/44	[2]	66,700	37,859
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.62%	07/19/44	[2]	19,357	11,071
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.46%	03/19/45	[2]	154,439	77,057
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
4.06%	11/19/32	[2]	25,201	24,700
First Horizon Asset Securities, Inc. 2003-AR1 2A1
4.18%	03/25/33	[2]	17,571	16,972
Harborview Mortgage Loan Trust 2004-8 2A4A
0.65%	11/19/34	[2]	93,205	55,249
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.71%	03/19/35	[5,9]	2,108,089	54,679
Harborview Mortgage Loan Trust 2005-11 2A1A
0.56%	08/19/45	[2]	184,303	97,530

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.64%	12/25/34	[2]	$249,246	$153,213
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
2.87%	12/25/34	[5,9]	826,879	18,605
Indymac Index Mortgage Loan Trust 2004-AR5 2A1A
0.68%	08/25/34	[2]	34,441	19,758
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.65%	08/25/34	[2]	41,412	23,738
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.68%	09/25/34	[2]	187,687	118,854
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.65%	11/25/34	[2]	76,099	39,336
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.56%	10/25/36	[2]	188,779	98,710
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.03%	10/25/36	[2]	131,942	69,058
IndyMac Index Mortgage Loan Trust 2005-AR2 2A2A
0.59%	02/25/35	[2]	106,338	57,417
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.47%	04/25/46	[2]	139,326	64,842
Lehman XS Trust 2007-12N 1A3A
0.45%	07/25/47	[2]	4,000,000	794,715
MASTR Seasoned Securities Trust 2004-1 4A1
4.03%	10/25/32	[2]	219,835	200,885
Morgan Stanley Mortgage Loan Trust 2004-2AR 1A
4.40%	02/25/34	[2]	2,350	2,321
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		184,337	182,896
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		48,600	44,872
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		20,698	19,889
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.52%	12/27/35	[2]	2,021,156	1,044,741
Structured Asset Mortgage Investments, Inc. 2006-AR5 1A1
0.46%	05/25/46	[2]	145,437	81,282

84 / Semi-Annual Report September 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.45%	10/25/36	[2]	$1,971,083	$941,273
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	7,473	6,942
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[2]	23,438	21,209
Structured Asset Securities Corp. 2003-15A 2A1
3.60%	04/25/33	[2]	83,522	61,212
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[4]	1,481,970	–
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.67%	04/25/47	[2]	1,924,268	890,377
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.50%	01/25/33	[2]	106,472	99,241
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
2.30%	06/25/42	[2]	19,111	14,740
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
1.84%	05/25/46	[2]	1,795,560	892,881
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.02%	04/25/47	5,9,†	1,922,530	25,822
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		215,986	217,767

				12,758,501

U.S. Agency Mortgage-Backed — 6.72%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[2]	318,783	45,341
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		324,903	34,303
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	129,214
Fannie Mae G-36 ZB
7.00%	11/25/21		3,466	3,742
Fannie Mae Pool 646884
3.17%	05/01/32	[2]	85,144	86,868
Fannie Mae Pool 802665
4.74%	12/01/34	[2]	25,679	25,879
Freddie Mac 2 L
8.00%	11/25/22		27,334	29,944
Freddie Mac Gold G12393
5.50%	10/01/21	[10]	77,648	82,902

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 1L0113
4.37%	05/01/35	[2,10]	$460,169	$477,764
Freddie Mac Non Gold Pool 781908
3.73%	09/01/34	[2]	76,361	77,817
Freddie Mac Non Gold Pool 788498
4.33%	02/01/30	[2]	362,570	373,741
Freddie Mac Non Gold Pool 847288
3.06%	05/01/34	[2,10]	735,616	744,279
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	288,207	294,865

				2,406,659

Total Mortgage-Backed (Cost $28,504,912)				17,510,799

Total Bonds – 100.75% (Cost $55,035,219)				36,070,344

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 5.65%
Money Market Fund — 1.84%
Goldman Sachs Group, Inc. (The)
0.05%[10]			658,000	658,000

U.S. Treasury Bills — 3.81%
U.S. Treasury Bills
0.12%[11]	11/19/09		$1,195,000	1,194,940
0.18%[11]	10/15/09	[12]	135,000	134,989
0.18%[11]	11/19/09	[12]	35,000	34,998

				1,364,927

Total Short Term Investments
(Cost $2,022,796)				2,022,927

Total Investments – 106.40%
(Cost $57,058,015)[1]				38,093,271

Liabilities in Excess of Other
Assets – (6.40)%				(2,292,543)

Net Assets – 100.00%				$35,800,728

Semi-Annual Report September 2009 / 85

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Contracts			Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
2	S&P 500 E Mini Index Expiration December 2009		$ (1,229)
6	S&P 500 Index, Expiration December 2009		31,624

	Net unrealized appreciation		$30,395

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN

The Fund pays a floating rate based on 3-month USD LIBOR minus 4 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston

		$ 10	$ 608,411

The Fund pays a floating rate based on 3-month USD LIBOR minus 9 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Goldman Sachs Group, Inc. (The)

		10	1,176,608

			$1,785,019

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	$300	$(27,596)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	200	(18,968)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	75	(3,034)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	75	(3,034)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	100	(2,706)

Issues	Expiration Date	Notional Amount (000’s) [b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	$25	$(1,114)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	155	(3,418)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	155	(1,072)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	150	(8,508)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	45	2,200

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	40	1,992

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	40	1,992

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	45	3,343

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	100	3,429

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	80	2,744

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	240	8,231

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	430	8,457

			$(37,062)

86 / Semi-Annual Report September 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$510	$32,673	$32,673

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	400	18,105	18,105

				$50,778	$50,778

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(123,828)	$745	$(390,711)	$(514,539)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(185,586)	380	(76,883)	(262,469)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(289,295)	540	(85,477)	(374,772)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc

	01/25/38	(259,395)	500	(87,617)	(347,012)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(263,641)	332	(35,684)	(299,325)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(225,978)	285	(30,586)	(256,564)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(187,737)	238	(26,067)	(213,804)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(110,412)	300	(64,124)	(174,536)

		$(1,645,872)		$(797,149)	$(2,443,021)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for Federal income tax purposes is $57,120,631 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$694,261
Gross unrealized depreciation	(19,721,621)

Net unrealized depreciation	$(19,027,360)

[2]	Floating rate security. The rate disclosed is that in effect at September 30, 2009.

[3]	U.S. dollar denominated security issued by foreign domiciled entity.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2009 was $7,395,279 representing 20.66% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $527,479 which is 1.47% of total net assets.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Expected maturity date.

[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
03/07/07	Kelson 1st Lien, 3.53%,
	03/16/13	$215,747	$197,409	0.55%
05/15/07	Tribune 1st Lien Term
	Loan B, 0.00%, 06/04/14	981,555	496,528	1.39%
02/01/07	United Air Lines, Inc.,
	2.25%, 02/01/14	697,222	521,173	1.45%

		$1,894,524	$1,215,110	3.39%

[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2009.

[10]	Securities, or a portion there of, pledged as collateral for swaps.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $4,270,971 which is 11.93% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(FSA): Financial Security Assurance

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

Semi-Annual Report September 2009 / 87

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets:	Ultra Short Bond Fund	Low Duration Bond Fund
Investments, at value (Cost $124,570,264, $1,574,125,217, $203,358,173, $7,405,287,325, $418,308,972,
$300,117,539, and $57,058,015, respectively) (Note 2)	$101,074,963	$1,336,297,077
Cash and cash equivalents (Note 2)	21,555	136,757
Cash on deposit with brokers for collateral on options (Note 3)	–	–
Premiums paid for swap contracts	–	541,285
Unrealized appreciation on swap contracts	63,633	1,002,147
Dividends and interest receivable	371,990	7,671,708
Due from Adviser (Note 6)	17,336	34,795
Receivable for securities sold	27,699	492,884
Maturities receivable Lehman Brothers, at value (Cost $841,064, $1,484,777, $0, $6,546,493, $0, $0, and $0, respectively) (Note 3)	142,375	251,250
Receivable for capital stock sold	21,795	5,802,784
Receivable for daily variation margin on futures contracts (Note 3)	–	200,858
Other assets	30,082	46,178

Total Assets	101,771,428	1,352,477,723

Liabilities:
Unrealized depreciation on swap contracts	1,514,035	15,427,388
Premiums received for swap contracts	7,935,568	50,591,982
Reverse repurchase agreements (Proceeds $0, $0, $0, $0, $0, $1,588,000, and $0, respectively) (Note 3)	–	–
Payable for securities purchased	822,882	4,263,274
Payable for terminated swaps (Note 3)	1,733,000	17,308,998
Payable for capital stock redeemed	73,199	4,739,728
Payable for daily variation margin on futures contracts (Note 3)	–	–
Distributions payable	3,661	472,858
Interest expense payable (Note 3)	–	–
Advisory fees payable (Note 6)	33,436	305,095
Accrued trustees fees and expenses	9,189	64,207
Accrued distribution (12b-1) expenses	2,194	133,473
Accrued other expenses	39,807	278,219

Total liabilities	12,166,971	93,585,222

Net assets	$89,604,457	$1,258,892,501

Class M Shares:
Net assets (Applicable to 3,960,266, 112,540,131, 3,846,446, 393,541,266, 29,272,909, 2,318,092, and 7,871,607, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$15,152,561	$878,931,631

Net asset value, offering and redemption price per Class M share	$3.83	$7.81

Class I Shares:
Net assets (Applicable to 19,433,883, 48,632,564, 15,110,065, 307,325,262, 16,224,498, 24,250,398, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$74,451,896	$379,940,597

Net asset value, offering and redemption price per Class I share	$3.83	$7.81

Administrative Class:
Net assets (Applicable to 0, 2,010, 0, 0, 0, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$20,273

Net asset value, offering and redemption price per Administrative Class share	N/A	$10.09

Net Assets Consist of:
Capital paid-in (Note 8)	$148,583,325	$1,635,244,205
Accumulated undistributed net investment income/(loss)	(204,030)	(1,354,899)
Accumulated undistributed net realized loss on investments, futures contracts and swap contracts	(33,130,446)	(122,949,540)
Net unrealized appreciation/(depreciation) on investments	(24,193,990)	(239,061,667)
Net unrealized appreciation/(depreciation) on futures contracts and swap contracts	(1,450,402)	(12,985,598)

	$89,604,457	$1,258,892,501

See accompanying notes to financial statements.

88 / Semi-Annual Report September 2009

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2009 (Unaudited)

Intermediate Bond Fund	Total Return Bond Fund	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund

$203,090,685	$7,573,592,563	$464,329,330	$240,123,576	$38,093,271
19,573	213,155	162,780	34,978	30,297
–	–	2,819	1,478,325	–
1,230,984	34,634,173	–	133,898	23,888
201,019	10,504,872	1,685,221	220,105	1,844,297
1,515,027	50,033,794	7,553,806	2,410,545	120,166
17,813	–	15,200	–	–
504,024	1,474,065	–	1,060,220	165,305
–	1,108,012	–	–	–
1,211,847	27,062,564	3,119,160	76,380	–
15,450	607,143	5,572	430	1,066
24,926	112,360	39,767	23,631	13,427

207,831,348	7,699,342,701	476,913,655	245,562,088	40,291,717

3,258,405	106,749,499	749,455	11,045,090	868,071
2,597,363	123,208,963	3,157,727	31,280,243	1,644,400
–	–	–	1,588,000	–
11,987,356	554,328,647	20,838,504	17,809,509	11
1,485,000	46,184,001	–	58,594	1,820,000
1,983,677	29,076,914	1,672,717	256,764	49,286
–	–	–	4,450	5,000
104,624	3,392,302	221,380	1,363,165	52,035
–	–	–	6,484	–
53,330	1,945,441	190,493	92,573	30,775
8,937	194,450	6,945	12,071	–
6,355	645,172	53,182	3,098	–
46,817	787,998	49,985	64,337	21,411

21,531,864	866,513,387	26,940,388	63,584,378	4,490,989

$186,299,484	$6,832,829,314	$449,973,267	$181,977,710	$35,800,728

$37,806,943	$3,836,988,317	$289,512,652	$15,881,429	$35,800,728

$9.83	$9.75	$9.89	$6.85	$4.55

$148,492,541	$2,995,840,997	$160,460,615	$166,096,281	N/A

$9.83	$9.75	$9.89	$6.85	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

$190,099,562	$6,906,572,310	$418,846,476	$333,546,848	$131,073,508
(87,043)	2,522,256	1,186,843	(274,252)	(624,986)
(622,817)	(153,879,049)	(17,349,559)	(80,411,953)	(76,689,671)
(267,488)	162,866,757	46,020,358	(59,993,963)	(18,964,744)
(2,822,730)	(85,252,960)	1,269,149	(10,888,970)	1,006,621

$186,299,484	$6,832,829,314	$449,973,267	$181,977,710	$35,800,728

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 89

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2009 (Unaudited)

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND
Investment Income:
Interest	$ 2,996,994	$ 33,855,069
Dividends	22,284	159,033

Total investment income	3,019,278	34,014,102

Expenses:
Investment advisory fees (Note 6)	109,003	1,676,314
Administration Fees	36,161	176,462
Custodian fees	12,784	35,562
Distribution (12b-1) fees	17,810	728,594
Interest expense	–	24,973
Insurance expense	1,241	13,337
Miscellaneous expenses	26,001	146,062
Professional fees	26,233	50,393
Registration and filing fees	12,509	31,037
Reports to shareholders	3,603	41,946
Transfer agent fees	18,731	237,431
Trustees’ fees and expenses	1,417	16,096
Repayment of reimbursed expenses (Note 6)	–	–

Total operating expenses	265,493	3,178,207
Expenses waived and reimbursed (Note 6)	(99,439)	(245,431)

Net expenses	166,054	2,932,776

Net investment income	2,853,224	31,081,326

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain/(loss) on:
Investments	(2,619,364)	(11,192,058)
Futures contracts	(117,293)	199,433
Swap contracts	(220,670)	25,672,142
Net change in unrealized appreciation/depreciation on:
Investments	8,641,865	121,625,557
Futures contracts	118,569	2,104,233
Swap contracts	1,170,664	(24,130,424)

Net change in realized and unrealized gain on investments, futures contracts and swap contracts	6,973,771	114,278,883

Net Increase in Net Assets from Operations	$ 9,826,995	$ 145,360,209

See accompanying notes to financial statements.

90 / Semi-Annual Report September 2009

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2009 (Unaudited)

INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND

$ 5,301,532	$ 216,777,722	$ 18,133,729	$ 11,968,010	$ 1,469,161
14,514	465,912	28,537	136,294	8,069

5,316,046	217,243,634	18,162,266	12,104,304	1,477,230

303,573	10,368,236	767,180	282,081	131,220
47,904	831,230	65,858	45,368	24,044
16,567	127,608	11,298	14,665	13,211
33,038	3,603,654	199,136	13,942	–
36	291	–	37,588	3,586
2,035	65,403	1,984	1,653	745
28,422	449,482	17,257	22,019	21,699
36,102	122,842	22,412	26,692	26,928
14,176	42,563	22,116	15,028	8,078
5,474	188,813	7,187	6,269	2,636
18,585	593,783	19,867	18,608	9,322
1,972	70,150	2,728	2,454	998
–	174,243	–	–	–

507,884	16,638,298	1,137,023	486,367	242,467
(93,176)	–	(93,990)	–	–

414,708	16,638,298	1,043,033	486,367	242,467

4,901,338	200,605,336	17,119,233	11,617,937	1,234,763

1,029,476	(6,721,148)	5,618,460	(3,342,069)	(8,968,005)
55,726	(8,588,663)	210,217	242,953	10,562,665
1,943,277	70,673,719	145,046	1,252,753	6,641,893

14,690,450	636,315,348	60,060,911	31,159,606	16,752,507
119,140	10,191,786	440,687	185,377	(3,012,094)
(4,183,487)	(152,208,939)	2,083,049	576,462	1,992,914

13,654,582	549,662,103	68,558,370	30,075,082	23,969,880

$ 18,555,920	$750,267,439	$85,677,603	$41,693,019	$25,204,643

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 91

Metropolitan West Funds

Statements of Changes in Net Assets

	ULTRA SHORT BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Operations:
Net investment income	$2,853,224	$8,589,801
Net realized gain/(loss) on investments	(2,619,364)	(15,406,422)
Net realized gain/(loss) on futures contracts, securities sold short, swap contracts and written options	(337,963)	(2,814,781)
Net change in unrealized appreciation/depreciation on investments	8,641,865	(14,497,728)
Net change in unrealized appreciation/depreciation on futures contracts, securities sold short, swap contracts and written options	1,289,233	(2,079,009)

Net increase/(decrease) in net assets resulting from operations	9,826,995	(26,208,139)

Distributions to Shareholders from:
Net investment income:
Class M	(792,059)	(3,710,944)
Class I	(2,265,196)	(5,272,633)
Administrative Class	–	–
Net realized gains:
Class M	–	–
Class I	–	–
Return of capital:
Class M	–	–
Class I	–	–

Net decrease in net assets resulting from distributions	(3,057,255)	(8,983,577)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	3,784,856	17,449,582
Shares issued in reinvestment of distributions	771,410	3,650,066
Cost of shares redeemed	(26,720,817)	(103,948,728)

Total Class M capital share transactions	(22,164,551)	(82,849,080)

Class I:
Proceeds from sale of shares	43,259,382	50,113,862
Shares issued in reinvestment of distributions	1,381,558	2,957,372
Cost of shares redeemed	(35,630,668)	(92,472,492)

Total Class I capital share transactions	9,010,272	(39,401,258)

Administrative Class:
Proceeds from sale of shares	–	–
Shares issued in reinvestment of distributions	–	–
Cost of shares redeemed	–	–

Total Administrative Class capital share transactions	–	–

Net increase/(decrease) in net assets resulting from capital share transactions	(13,154,279)	(122,250,338)

Net increase/(decrease) in net assets	(6,384,539)	(157,442,054)
Redemption fees (Note 8)	–	–
Net assets at beginning of period	95,988,996	253,431,050

Net assets at end of period (including undistributed (distributions in excess of) net investment income of $(204,030), $1, $(1,354,899), $352, $(87,043), $(111,526), $2,522,256 and $(1,678,436), respectively)	$89,604,457	$95,988,996

See accompanying notes to financial statements.

92 / Semi-Annual Report September 2009

Metropolitan West Funds

Statements of Changes in Net Assets

LOW DURATION BOND FUND		INTERMEDIATE BOND FUND		TOTAL RETURN BOND FUND
SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009

$ 31,081,326	$ 90,327,678	$ 4,901,338	$ 8,843,574	$ 200,605,336	$ 325,899,179
(11,192,058)	(78,805,119)	1,029,476	(426,098)	(6,721,148)	(95,020,356)

25,871,575	(42,707,775)	1,999,003	(2,656,595)	62,085,056	(96,671,017)
121,625,557	(219,716,600)	14,690,450	(15,443,109)	636,315,348	(390,501,609)

(22,026,191)	34,582,706	(4,064,347)	3,464,525	(142,017,153)	122,318,963

145,360,209	(216,319,110)	18,555,920	(6,217,703)	750,267,439	(133,974,840)

(22,018,472)	(67,459,673)	(856,436)	(1,140,486)	(112,313,720)	(207,191,501)
(10,418,093)	(28,840,303)	(4,020,419)	(7,852,538)	(84,090,924)	(127,329,783)
(12)	–	–	–	–	–

–	–	–	(367,984)	–	(62,440,933)
–	–	–	(2,108,035)	–	(36,118,314)

–	–	–	(2,416)	–	–
–	–	–	(16,632)	–	–

(32,436,577)	(96,299,976)	(4,876,855)	(11,488,091)	(196,404,644)	(433,080,531)

370,724,370	531,364,864	9,763,023	14,623,792	767,741,922	1,706,693,891
20,908,870	64,869,777	826,943	1,461,352	99,611,303	229,450,300
(246,872,053)	(1,031,977,808)	(1,268,270)	(3,207,279)	(624,750,990)	(1,836,651,202)

144,761,187	(435,743,167)	9,321,696	12,877,865	242,602,235	99,492,989

102,407,304	77,503,260	6,492,030	26,962,899	992,512,986	663,101,434
8,704,043	26,177,904	3,417,666	8,465,303	75,516,167	146,951,622
(80,063,063)	(294,035,222)	(12,785,871)	(18,325,031)	(328,977,818)	(805,546,718)

31,048,284	(190,354,058)	(2,876,175)	17,103,171	739,051,335	4,506,338

20,100	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–

20,100	–	–	–	–	–

175,829,571	(626,097,225)	6,445,521	29,981,036	981,653,570	103,999,327

288,753,203	(938,716,311)	20,124,586	12,275,242	1,535,516,365	(463,056,044)
–	–	–	–	–	–
970,139,298	1,908,855,609	166,174,898	153,899,656	5,297,312,949	5,760,368,993

$1,258,892,501	$ 970,139,298	$186,299,484	$166,174,898	$6,832,829,314	$5,297,312,949

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 93

Metropolitan West Funds

Statements of Changes in Net Assets

	HIGH YIELD BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Operations:
Net investment income	$ 17,119,233	$ 12,843,301
Net realized gain/(loss) on investments	5,618,460	(19,161,182)
Net realized gain/(loss) on futures contracts, securities sold short, swap contracts and written options	355,263	(1,875,978)
Net change in unrealized appreciation/depreciation on investments	60,060,911	(5,132,448)
Net change in unrealized appreciation/depreciation on futures contracts, securities sold short, swap contracts and written options	2,523,736	(144,772)

Net increase/(decrease) in net assets resulting from operations	85,677,603	(13,471,079)

Distributions to Shareholders from:
Net investment income:
Class M	(8,063,516)	(4,778,486)
Class I	(7,838,911)	(8,246,745)
Net realized gains:
Class M	–	–
Class I	–	–
Return of capital:
Class M	–	–
Class I	–	–

Net decrease in net assets resulting from distributions	(15,902,427)	(13,025,231)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	218,877,365	54,149,156
Shares issued in reinvestment of distributions	7,563,019	4,509,584
Cost of shares redeemed	(31,641,541)	(28,215,567)

Total Class M capital share transactions	194,798,843	30,443,173

Class I:
Proceeds from sale of shares	47,948,809	54,454,708
Shares issued in reinvestment of distributions	7,640,552	8,232,097
Cost of shares redeemed	(37,962,036)	(4,029,144)

Total Class I capital share transactions	17,627,325	58,657,661

Net increase/(decrease) in net assets resulting from capital share transactions	212,426,168	89,100,834

Net increase/(decrease) in net assets	282,201,344	62,604,524
Redemption fees (Note 8)	174,896	138,133
Net assets at beginning of period	167,597,027	104,854,370

Net assets at end of period (including undistributed (distributions in excess of) net investment income of $1,186,843,
$(29,963), $(274,252), $54,939, $(624,986), $(650,340), respectively)	$449,973,267	$167,597,027

See accompanying notes to financial statements.

94 / Semi-Annual Report September 2009

Metropolitan West Funds

Statements of Changes in Net Assets

STRATEGIC INCOME FUND		ALPHATRAK 500 FUND
SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009

$ 11,617,937	$ 27,902,334	$ 1,234,763	$ 6,366,018
(3,342,069)	(43,501,938)	(8,968,005)	(9,615,316)

1,495,706	(17,462,266)	17,204,558	(66,342,023)
31,159,606	(29,045,130)	16,752,507	(20,935,029)

761,839	5,436,223	(1,019,180)	8,504,613

41,693,019	(56,670,777)	25,204,643	(82,021,737)

(829,023)	(3,710,024)	(1,209,409)	–
(11,118,105)	(27,611,518)	–	–

–	–	–	–
–	–	–	–

–	–	–	(795,847)
–	–	–	–

(11,947,128)	(31,321,542)	(1,209,409)	(795,847)

6,747,885	13,266,914	13,608,928	32,120,597
810,583	3,646,938	1,075,125	661,684
(1,854,030)	(41,735,386)	(62,212,973)	(48,273,794)

5,704,438	(24,821,534)	(47,528,920)	(15,491,513)

23,014,596	39,728,202	–	–
2,995,346	21,102,228	–	–
(6,804,350)	(136,118,250)	–	–

19,205,592	(75,287,820)	–	–

24,910,030	(100,109,354)	(47,528,920)	(15,491,513)

54,655,921	(188,101,673)	(23,533,686)	(98,309,097)
–	–	–	–
127,321,789	315,423,462	59,334,414	157,643,511

$ 181,977,710	$ 127,321,789	$ 35,800,728	$ 59,334,414

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 95

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 3.53	$ 4.64	$ 5.12	$ 5.09	$ 5.11	$ 5.16

Income from Investment Operations:
Net investment income#	0.12	0.25	0.26	0.24	0.20	0.17
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.30	(1.10)	(0.48)	0.03	(0.02)	(0.05)

Total from Investment Operations	0.42	(0.85)	(0.22)	0.27	0.18	0.12

Less Distributions:
From net investment income	(0.12)	(0.26)	(0.26)	(0.24)	(0.20)	(0.17)
From net capital gains	–	–	–	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total Distributions	(0.12)	(0.26)	(0.26)	(0.24)	(0.20)	(0.17)

Net Asset Value, End of Period	$ 3.83	$ 3.53	$ 4.64	$ 5.12	$ 5.09	$ 5.11

Total Return	12.26%[2]	(18.85)%	(4.48)%	5.52%	3.62%	2.31%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,153	$35,929	$133,051	$119,957	$200,563	$175,983
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%[3]	0.63%	0.54%	0.57%	0.57%	0.62%
After expense waivers and reimbursements	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.77%[3]	5.84%	5.23%	4.74%	3.93%	3.25%[4]
Portfolio Turnover Rate	17%[2]	20%	30%	81%	20%	25%

[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.14%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.26%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

96 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I*
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 3.53	$ 4.64	$ 5.12	$ 5.09	$ 5.11	$ 5.15

Income from Investment Operations:
Net investment income#	0.12	0.26	0.27	0.25	0.21	0.12
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.31	(1.10)	(0.48)	0.03	(0.02)	(0.04)

Total from Investment Operations	0.43	(0.84)	(0.21)	0.28	0.19	0.08

Less Distributions:
From net investment income	(0.13)	(0.27)	(0.27)	(0.25)	(0.21)	(0.12)
From net capital gains	–	–	–	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total Distributions	(0.13)	(0.27)	(0.27)	(0.25)	(0.21)	(0.12)

Net Asset Value, End of Period	$ 3.83	$ 3.53	$ 4.64	$ 5.12	$ 5.09	$ 5.11

Total Return	12.35%[2]	(18.72)%	(4.32)%	5.69%	3.79%	1.52%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$74,452	$60,060	$120,380	$125,128	$66,493	$49,851
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.57%[3]	0.47%	0.38%	0.40%	0.41%	0.49%[3]
After expense waivers and reimbursements	0.34%[3]	0.34%	0.34%	0.34%	0.34%	0.34%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.47%[3]	6.09%	5.40%	4.94%	4.10%	3.43%[3,4]
Portfolio Turnover Rate	17%[2]	20%	30%	81%	20%	25%[2]

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 30, 2004.
[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.29%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.44%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 97

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 7.08	$ 8.81	$ 9.49	$ 9.32	$ 9.39	$ 9.55

Income from Investment Operations:
Net investment income#	0.20	0.49	0.48	0.45	0.38	0.35
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.74	(1.70)	(0.67)	0.16	(0.07)	(0.16)

Total from Investment Operations	0.94	(1.21)	(0.19)	0.61	0.31	0.19

Less Distributions:
From net investment income	(0.21)	(0.52)	(0.49)	(0.44)	(0.38)	(0.35)

Total Distributions	(0.21)	(0.52)	(0.49)	(0.44)	(0.38)	(0.35)

Net Asset Value, End of Period	$ 7.81	$ 7.08	$ 8.81	$ 9.49	$ 9.32	$ 9.39

Total Return	13.53%[1]	(14.20)%	(2.11)%	6.74%	3.38%	2.02%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$878,932	$656,275	$1,313,261	$944,867	$334,038	$325,137
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.63%[3]	0.62%	0.59%	0.60%	0.60%	0.62%
After expense waivers and reimbursements	0.58%[3]	0.59%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.50%[3]	6.00%	5.21%	4.78%	4.01%	3.75%
Portfolio Turnover Rate	22%[1]	38%	95%	80%	96%	108%

[1]	Non-Annualized.
[2]

The Fund incurred interest expense for the year ended March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the year ended March 31, 2009 would have been 0.58%.

[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

98 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 7.08	$ 8.82	$ 9.49	$ 9.32	$ 9.39	$ 9.55

Income from Investment Operations:
Net investment income#	0.21	0.50	0.50	0.47	0.40	0.37
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.74	(1.71)	(0.66)	0.16	(0.07)	(0.17)

Total from Investment Operations	0.95	(1.21)	(0.16)	0.63	0.33	0.20

Less Distributions:
From net investment income	(0.22)	(0.53)	(0.51)	(0.46)	(0.40)	(0.36)

Total Distributions	(0.22)	(0.53)	(0.51)	(0.46)	(0.40)	(0.36)

Net Asset Value, End of Period	$ 7.81	$ 7.08	$ 8.82	$ 9.49	$ 9.32	$ 9.39

Total Return	13.64%[1]	(14.13)%	(1.82)%	6.94%	3.57%	2.22%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$379,941	$313,864	$595,595	$711,598	$485,442	$320,192
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.44%[3]	0.43%	0.40%	0.41%	0.41%	0.43%
After expense waivers and reimbursements	0.39%[3]	0.40%	0.39%	0.39%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.70%[3]	6.19%	5.39%	4.96%	4.23%	3.93%
Portfolio Turnover Rate	22%[1]	38%	95%	80%	96%	108%

[1]	Non-Annualized.
[2]

The Fund incurred interest expense for the year ended March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the year ended March 31, 2009 would have been 0.39%.

[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 99

Metropolitan West Funds

Financial Highlights

LOW DURATION BOND FUND ADMINISTRATIVE CLASS*
PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)
Net Asset Value, Beginning of Period	$ 10.00

Income from Investment Operations:
Net investment income#	0.01
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.09

Total from Investment Operations	0.10

Less Distributions:
From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$ 10.09

Total Return	0.96%[1]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$ 20
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.80%[2]
After expense waivers and reimbursements	0.78%[2]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.06%[2]
Portfolio Turnover Rate	22%[1]

*	The Low Duration Bond Fund Administrative Class Shares commenced operations on September 23, 2009.
[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

100 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 9.09	$ 10.17	$ 10.14	$ 9.99	$10.28	$10.72

Income from Investment Operations:
Net investment income#	0.26	0.52	0.48	0.48	0.45	0.49
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.74	(0.93)	0.06	0.15	(0.24)	(0.31)

Total from Investment Operations	1.00	(0.41)	0.54	0.63	0.21	0.18

Less Distributions:
From net investment income	(0.26)	(0.52)	(0.51)	(0.48)	(0.47)	(0.49)
From net capital gains	–	(0.15)	–	–	(0.03)	(0.13)
From return of capital	–	(0.00)[1]	–	–	–	–

Total Distributions	(0.26)	(0.67)	(0.51)	(0.48)	(0.50)	(0.62)

Net Asset Value, End of Period	$ 9.83	$ 9.09	$ 10.17	$ 10.14	$ 9.99	$10.28

Total Return	11.11%[2]	(3.95)%	5.48%	6.47%	2.08%	1.74%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$37,807	$25,901	$15,231	$12,503	$9,147	$ 154
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.76%[3]	0.77%	0.76%	0.82%	0.89%	0.98%
After expense waivers and reimbursements	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.47%[3]	5.47%	4.79%	4.82%	4.46%	4.65%
Portfolio Turnover Rate	46%[2]	178%	94%	76%	113%	183%

[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 101

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 9.09	$ 10.17	$ 10.14	$ 9.99	$ 10.27	$ 10.71

Income from Investment Operations:
Net investment income#	0.27	0.54	0.50	0.51	0.49	0.51
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.74	(0.93)	0.06	0.14	(0.25)	(0.31)

Total from Investment Operations	1.01	(0.39)	0.56	0.65	0.24	0.20

Less Distributions:
From net investment income	(0.27)	(0.54)	(0.53)	(0.50)	(0.49)	(0.51)
From net capital gains	–	(0.15)	–	–	(0.03)	(0.13)
From return of capital	–	(0.00)[1]	–	–	–	–

Total Distributions	(0.27)	(0.69)	(0.53)	(0.50)	(0.52)	(0.64)

Net Asset Value, End of Period	$ 9.83	$ 9.09	$ 10.17	$ 10.14	$ 9.99	$ 10.27

Total Return	11.22%[2]	(3.75)%	5.70%	6.70%	2.39%	1.95%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$148,493	$140,274	$138,668	$94,791	$56,353	$45,821
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.55%[3]	0.56%	0.55%	0.61%	0.70%	0.77%
After expense waivers and reimbursements	0.44%[3]	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.69%[3]	5.62%	4.97%	5.03%	4.77%	4.86%
Portfolio Turnover Rate	46%[2]	178%	94%	76%	113%	183%

[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

102 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 8.89	$ 9.82	$ 9.79	$ 9.46	$ 9.71	$ 10.06

Income from Investment Operations:
Net investment income#	0.31	0.53	0.48	0.48	0.53	0.59
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.85	(0.74)	0.04	0.33	(0.24)	(0.36)

Total from Investment Operations	1.16	(0.21)	0.52	0.81	0.29	0.23

Less Distributions:
From net investment income	(0.30)	(0.55)	(0.49)	(0.48)	(0.54)	(0.58)
From net capital gains	–	(0.17)	–	–	–	–

Total Distributions	(0.30)	(0.72)	(0.49)	(0.48)	(0.54)	(0.58)

Net Asset Value, End of Period	$ 9.75	$ 8.89	$ 9.82	$ 9.79	$ 9.46	$ 9.71

Total Return	13.29%[1]	(2.10)%	5.44%	8.80%	3.04%	2.42%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,836,988	$3,275,319	$3,533,010	$1,206,825	$555,873	$463,895
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.65%[2]	0.65%	0.66%	0.66%	0.67%	0.67%
Before expense waivers and reimbursements and excluding recoupment	0.64%[2]	0.65%	0.66%	0.66%	0.67%	0.67%
After expense waivers and reimbursements	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.69%[2]	5.74%	4.89%	5.01%	5.49%	6.02%
Portfolio Turnover Rate	66%[1]	220%	124%	101%	174%	180%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 103

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 8.89	$ 9.82	$ 9.79	$ 9.46	$ 9.71	$ 10.06

Income from Investment Operations:
Net investment income#	0.32	0.55	0.50	0.50	0.55	0.61
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.85	(0.75)	0.04	0.33	(0.24)	(0.36)

Total from Investment Operations	1.17	(0.20)	0.54	0.83	0.31	0.25

Less Distributions:
From net investment income	(0.31)	(0.56)	(0.51)	(0.50)	(0.56)	(0.60)
From net capital gains	–	(0.17)	–	–	–	–

Total Distributions	(0.31)	(0.73)	(0.51)	(0.50)	(0.56)	(0.60)

Net Asset Value, End of Period	$ 9.75	$ 8.89	$ 9.82	$ 9.79	$ 9.46	$ 9.71

Total Return	13.41%[1]	(1.89)%	5.65%	9.03%	3.25%	2.64%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,995,841	$2,021,994	$2,227,359	$1,293,926	$965,577	$839,828
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%[2]	0.44%	0.44%	0.45%	0.46%	0.46%
Before expense waivers and reimbursements and excluding recoupment	0.43%[2]	0.44%	0.44%	0.45%	0.46%	0.46%
After expense waivers and reimbursements	0.44%[2]	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.89%[2]	5.95%	5.11%	5.25%	5.71%	6.24%
Portfolio Turnover Rate	66%[1]	220%	124%	101%	174%	180%

[1]	Non-Annualized.
[2]	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

104 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 7.65	$ 9.71	$ 10.97	$ 10.89	$ 11.42	$ 12.50

Income from Investment Operations:
Net investment income#	0.51	0.88	0.86	0.87	0.81	0.99
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options and securities sold short	2.20	(2.08)	(1.16)	0.07	(0.20)	(0.06)

Total from Investment Operations	2.71	(1.20)	(0.30)	0.94	0.61	0.93

Less Distributions:
From net investment income	(0.47)	(0.87)	(0.92)	(0.86)	(0.82)	(0.98)
From net capital gains	–	–	–	–	(0.32)	(1.04)
From return of capital	–	–	(0.04)	–	–	–

Total Distributions	(0.47)	(0.87)	(0.96)	(0.86)	(1.14)	(2.02)

Redemption fees added to paid in capital (Note 8)	0.00 [1]	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.01

Net Asset Value, End of Period	$ 9.89	$ 7.65	$ 9.71	$ 10.97	$ 10.89	$ 11.42

Total Return	36.07%[2]	(12.59)%	(3.13)%	9.00%	5.59%	7.84%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$289,513	$60,702	$41,266	$38,022	$41,037	$25,094
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.86%[3]	0.99%	0.98%	1.05%	1.10%	1.15%
After expense waivers and reimbursements	0.80%[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	11.16%[3]	10.24%	8.15%	8.01%	7.25%	8.14%[4]
Portfolio Turnover Rate	18%[2]	107%	120%	97%	111%	167%

[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 7.78%. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 8.13%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 105

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 7.65	$ 9.71	$ 10.97	$ 10.90	$ 11.43	$ 12.51

Income from Investment Operations:
Net investment income#	0.50	0.91	0.88	0.90	0.84	1.02
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options and securities sold short	2.21	(2.09)	(1.16)	0.06	(0.21)	(0.06)

Total from Investment Operations	2.71	(1.18)	(0.28)	0.96	0.63	0.96

Less Distributions:
From net investment income	(0.48)	(0.89)	(0.91)	(0.89)	(0.84)	(1.01)
From net capital gains	–	–	–	–	(0.32)	(1.04)
From return of capital	–	–	(0.07)	–	–	–

Total Distributions	(0.48)	(0.89)	(0.98)	(0.89)	(1.16)	(2.05)

Redemption fees added to paid in capital (Note 8)	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.01

Net Asset Value, End of Period	$ 9.89	$ 7.65	$ 9.71	$ 10.97	$ 10.90	$ 11.43

Total Return	36.24%[2]	(12.37)%	(2.88)%	9.18%	5.86%	8.12%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$160,461	$106,895	$63,589	$50,776	$32,058	$29,735
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.61%[3]	0.73%	0.73%	0.81%	0.85%	0.90%
After expense waivers and reimbursements	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	11.16%[3]	10.88%	8.40%	8.31%	7.49%	8.44%[4]
Portfolio Turnover Rate	18%[2]	107%	120%	97%	111%	167%

[1]	Amount is less than $0.01.
[2]	Non-Annualized.
[3]	Annualized.
[4]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 8.08%. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 8.43%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

106 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 5.69	$ 8.85	$ 11.09	$ 11.07	$ 11.22	$ 11.27

Income from Investment Operations:
Net investment income#	0.45	0.89	0.79	0.59	0.55	0.38 [1]
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options and securities sold short	1.18	(2.98)	(2.21)	0.01	(0.11)	0.07

Total from Investment Operations	1.63	(2.09)	(1.42)	0.60	0.44	0.45

Less Distributions:
From net investment income	(0.47)	(1.07)	(0.82)	(0.58)	(0.57)	(0.39)
From net capital gains	–	–	–	–	(0.02)	(0.11)

Total Distributions	(0.47)	(1.07)	(0.82)	(0.58)	(0.59)	(0.50)

Net Asset Value, End of Period	$ 6.85	$ 5.69	$ 8.85	$ 11.09	$ 11.07	$ 11.22

Total Return	29.92%[2]	(25.33)%	(13.44)%	5.57%	4.04%	3.81%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,881	$8,020	$43,785	$99,001	$86,288	$102,232
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.88%[4]	0.79%	1.61%	1.70%	1.91%	2.22%
After expense waivers and reimbursements	0.88%[4]	0.79%	1.61%	1.70%	1.91%	2.22%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	14.38%[4]	11.19%	7.49%	5.35%	4.94%	3.40%[1]
Portfolio Turnover Rate	130%[2]	294%	74%	27%	44%	114%

[1]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.37. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.27%.

[2]	Non-Annualized.

[3]

The Fund incurred interest expense for the period ended September 30, 2009 and the fiscal years ended March 31, 2009, March 31, 2008 and March 31, 2007. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the period ended September 30, 2009 and the fiscal years ended March 31, 2009, March 31, 2008 and March 31, 2007 would have been 0.83%, 0.60%, 1.06% and 1.54%, respectively.

[4]	Annualized.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 107

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 5.69	$ 8.85	$ 11.08	$ 11.07	$ 11.22	$ 11.27

Income from Investment Operations:
Net investment income#	0.47	0.95	0.85	0.60	0.59	0.45 [1]
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options and securities sold short	1.17	(3.02)	(2.23)	0.02	(0.12)	(0.02)

Total from Investment Operations	1.64	(2.07)	(1.38)	0.62	0.47	0.43

Less Distributions:
From net investment income	(0.48)	(1.09)	(0.85)	(0.61)	(0.60)	(0.37)
From net capital gains	–	–	–	–	(0.02)	(0.11)

Total Distributions	(0.48)	(1.09)	(0.85)	(0.61)	(0.62)	(0.48)

Net Asset Value, End of Period	$ 6.85	$ 5.69	$ 8.85	$ 11.08	$ 11.07	$ 11.22

Total Return	30.08%[2]	(25.14)%	(13.22)%	5.73%	4.30%	4.07%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$166,096	$119,302	$271,639	$369,484	$121,108	$92,667
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.61%[4]	0.51%	1.34%	1.63%	1.62%	1.98%
After expense waivers and reimbursements	0.61%[4]	0.51%	1.34%	1.63%	1.62%	1.96%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	15.03%[4]	12.39%	8.13%	5.44%	5.27%	3.88%[1]
Portfolio Turnover Rate	130%[2]	294%	74%	27%	44%	114%

[1]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.42. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.73%.

[2]	Non-Annualized.

[3]

The Fund incurred interest expense for the period ended September 30, 2009 and the fiscal years ended March 31, 2009, March 31, 2008 and March 31, 2007. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the period ended September 30, 2009 and the fiscal years ended March 31, 2009, March 31, 2008 and March 31, 2007 would have been 0.56%, 0.32%, 0.78% and 1.47%, respectively.

[4]	Annualized.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

108 / Semi-Annual Report September 2009

Metropolitan West Funds

Financial Highlights

	ALPHATRAK 500 FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$ 2.96	$ 6.71	$ 8.56	$ 8.14	$ 7.61	$ 7.33

Income from Investment Operations:
Net investment income#	0.08	0.29	0.48	0.42	0.36	0.25 [1]
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	1.63	(4.01)	(1.56)	0.61	0.56	0.27

Total from Investment Operations	1.71	(3.72)	(1.08)	1.03	0.92	0.52

Less Distributions:
From net investment income	(0.12)	–	(0.45)	(0.61)	(0.39)	(0.24)
From net capital gains	–	–	(0.23)	–	–	–
From return of capital	–	(0.03)	(0.09)	–	–	–

Total Distributions	(0.12)	(0.03)	(0.77)	(0.61)	(0.39)	(0.24)

Net Asset Value, End of Period	$ 4.55	$ 2.96	$ 6.71	$ 8.56	$ 8.14	$ 7.61

Total Return	58.44%[2]	(55.65)%	(14.03)%	12.85%	12.33%	7.15%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$35,801	$59,334	$157,644	$183,696	$156,418	$133,325
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.85%[4]	0.24%	0.13%	0.73%	0.36%	0.52%
After expense waivers and reimbursements	0.85%[4]	0.22%	0.13%	0.73%	0.36%	0.52%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.33%[4]	5.57%	5.74%	5.01%	4.54%	3.41%[1]
Portfolio Turnover Rate	18%[2]	145%	89%	106%	64%	72%

1

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.24. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%.

2	Non-Annualized.
3

The Fund incurred interest expense for the period ended September 30, 2009 and the year ended March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the period ended September 30, 2009 and the year ended March 31, 2009 would have been 0.84% and 0.18%, respectively.

4	Annualized.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Semi-Annual Report September 2009 / 109

Notes to Financial Statements

September 30, 2009 (Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act” as amended). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M and Class I shares. The AlphaTrak 500 Fund – Class M commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund – Class I commenced operations on March 31, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003. The Strategic Income Fund – Class I commenced operations on March 31, 2004 and the Ultra Short Bond Fund – Class I commenced operations on July 30, 2004. The Low Duration Bond Fund – Administrative Class commenced operations on September 23, 2009.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund combines non-leveraged investments in S&P 500 Index futures contracts and swaps with a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectus and the Statement of Additional Information, which can be obtained at www.mwamllc.com or by calling (800) 241-4671.

110 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees (the “Board”). Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (e.g. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Securities Transactions and Investment Income:

Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report September 2009 / 111

Notes to Financial Statements (continued)

As of and during the period ended September 30, 2009 (Unaudited), the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Derivatives Not Accounted for as Hedging Instruments:

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, Level 3 securities consist of asset-backed securities, collateralized mortgage obligations, corporate bonds and interest only securities that trade in over the counter markets. These securities are valued using indicative bid and ask quotations from bond dealers and market makers. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2009 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short Term Investments	$13,683,000	$15,187,903	$–	$28,870,903
Long Term Investments:
Asset-Backed Securities	–	20,763,141	237,616	21,000,757
Bank Loans	–	708,528	–	708,528
Corporates	–	7,936,110	–	7,936,110
Mortgage-Backed	–	42,471,127	87,538	42,558,665
Other Financial Instruments *
Assets	–	63,633	142,375	206,008
Liabilities	–	(9,449,603)	–	(9,449,603)

Total	$13,683,000	$77,680,839	$467,529	$91,831,368

112 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets
Short Term Investments	$ 113,163,100	$ 217,541,358	$ –	$ 330,704,458
Long Term Investments:
Asset-Backed Securities	–	221,534,714	499,193	222,033,907
Bank Loans	–	13,405,477	–	13,405,477
Corporates	–	358,318,627	–	358,318,627
Mortgage-Backed	–	409,654,448	385,858	410,040,306
Municipal Bonds	–	1,794,302	–	1,794,302
Other Financial Instruments *

Assets	1,439,643	1,543,432	251,250	3,234,325
Liabilities	–	(66,019,370)	–	(66,019,370)

Total	$ 114,602,743	$ 1,157,772,988	$ 1,136,301	$ 1,273,512,032

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets
Short Term Investments	$ 11,586,000	$ 15,161,785	$ –	$ 26,747,785
Long Term Investments:
Asset-Backed Securities	–	17,188,502	–	17,188,502
Bank Loans	–	503,362	–	503,362
Corporates	–	58,810,109	47,251	58,857,360
Mortgage-Backed	–	80,803,355	20,842	80,824,197
Municipal Bonds	–	237,483	–	237,483
U.S. Treasury Securities	–	18,731,996	–	18,731,996
Other Financial Instruments *

Assets	250,018	1,432,003	–	1,682,021
Liabilities	(15,362)	(5,855,768)	–	(5,871,130)

Total	$ 11,820,656	$ 187,012,827	$ 68,093	$ 198,901,576

Semi-Annual Report September 2009 / 113

Notes to Financial Statements (continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short Term Investments	$ 704,307,750	$ 464,553,363	$ –	$ 1,168,861,113
Long Term Investments:
Asset-Backed Securities	–	465,215,348	467,158	465,682,506
Bank Loans	–	50,625,654	–	50,625,654
Corporates	–	1,879,340,322	10,500	1,879,350,822
Mortgage-Backed	–	3,681,853,631	676,080	3,682,529,711
Municipal Bonds	–	16,095,974	–	16,095,974
U.S. Agency Securities	–	10,433,737	–	10,433,737
U.S. Treasury Securities	–	300,013,046	–	300,013,046
Other Financial Instruments *

Assets	11,125,470	45,139,045	1,108,012	57,372,527
Liabilities	(133,803)	(229,958,462)	–	(230,092,265)

Total	$ 715,299,417	$ 6,683,311,658	$ 2,261,750	$ 7,400,872,825

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short Term Investments	$ 21,853,000	$32,884,642	$ –	$ 54,737,642
Long Term Investments:
Asset-Backed Securities	–	9,408,230	–	9,408,230
Bank Loans	–	64,282,442	–	64,282,442
Corporates	–	326,795,247	–	326,795,247
Mortgage-Backed	–	1,210,715	23,002	1,233,717
Municipal Bonds	–	7,844,462	–	7,844,462
Preferred Stock	–	24,340	–	24,340
Other Financial Instruments *

Assets	336,634	1,685,221	–	2,021,855
Liabilities	–	(3,907,182)	–	(3,907,182)

Total	$ 22,189,634	$ 440,228,117	$ 23,002	$ 462,440,753

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short Term Investments	$ 49,605,500	$ 13,573,443	$ –	$ 63,178,943
Long Term Investments:
Asset-Backed Securities	–	53,213,976	2,245,141	55,459,117
Bank Loans	–	11,936,895	–	11,936,895
Corporates	–	52,027,425	–	52,027,425
Mortgage-Backed	–	56,058,357	221,388	56,279,745
Preferred Stock	–	1,234,698	3	1,234,701
Other Financial Instruments *

Assets	6,750	354,003	–	360,753
Liabilities	(63,985)	(42,325,333)	–	(42,389,318)

Total	$ 49,548,265	$ 146,073,464	$ 2,466,532	$ 198,088,261

114 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$658,000	$1,364,927	$–	$2,022,927
Long Term Investments:
Asset-Backed Securities	–	9,644,966	159,934	9,804,900
Bank Loans	–	1,215,110	–	1,215,110
Corporates	–	7,539,535	–	7,539,535
Mortgage-Backed	–	17,456,120	54,679	17,510,799
Other Financial Instruments *
Assets	1,816,643	83,166	–	1,899,809
Liabilities	(1,229)	(2,512,471)	–	(2,513,700)

Total	$2,473,414	$34,791,353	$214,613	$37,479,380

* Other financial instruments include (but may not be limited to) swap contracts, futures and options.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

ULTRA SHORT BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of
March 31, 2009	$482,284	$150,841	$98,813
Accrued discounts/premiums	400	(81,394)	–
Realized gain (loss)**	310	330,132	–
Change in unrealized appreciation (depreciation)**	(193,952)	130,554	43,562
Net purchases (sales)	(51,426)	(442,595)	–
Transfers in and/or out of Level 3	–	–	–

Balance as of
September 30, 2009	$237,616	$87,538	$142,375

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of
March 31, 2009	$998,682	$656,335	$174,375
Accrued discounts/premiums	1,546	(226,792)	–
Realized gain (loss)**	1,248	966,173	–
Change in unrealized appreciation (depreciation)**	(410,175)	788,843	76,875
Net purchases (sales)	(92,108)	(1,798,701)	–
Transfers in and/or out of Level 3	–	–	–

Balance as of
September 30, 2009	$499,193	$385,858	$251,250

Semi-Annual Report September 2009 / 115

Notes to Financial Statements (continued)

INTERMEDIATE BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of
March 31, 2009	$27,000	$38,747
Accrued discounts/premiums	–	(19,012)
Realized gain (loss)**	–	88,438
Change in unrealized appreciation (depreciation)**	20,251	30,229
Net purchases (sales)	–	(117,560)
Transfers in and/or out of Level 3	–	–

Balance as of
September 30, 2009	$47,251	$20,842

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of
March 31, 2009	$731,041	$6,000	$1,061,289	$768,994
Accrued discounts/premiums	4,299	495	(468,683)	–
Realized gain (loss)**	4,960	–	1,869,610	–
Change in unrealized appreciation (depreciation)**	(181,027)	4,005	1,103,046	339,018
Net purchases (sales)	(92,115)	–	(2,889,182)	–
Transfers in and/or out of Level 3	–	–	–	–

Balance as of
September 30, 2009	$467,158	$10,500	$676,080	$1,108,012

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES
Balance as of
March 31, 2009	$26,657
Accrued discounts/premiums	(11,304)
Realized gain (loss)**	–
Change in unrealized appreciation (depreciation)**	100,504
Net purchases (sales)	(92,855)
Transfers in and/or out of Level 3	–

Balance as of
September 30, 2009	$23,002

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK
Balance as of
March 31, 2009	$4,712,725	$558,976	$10,054
Accrued discounts/premiums	3,478	(180,792)	–
Realized gain (loss)**	3,302	1,178,521	–
Change in unrealized appreciation (depreciation)**	(1,443,973)	416,127	(10,051)
Net purchases (sales)	(635,330)	(1,751,444)	–
Transfers in and/or out of Level 3	(395,061)	–	–

Balance as of
September 30, 2009	$2,245,141	$221,388	$3

116 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

ALPHATRAK 500 FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES
Balance as of
March 31, 2009	$322,120	$86,736
Accrued discounts/premiums	105	(49,993)
Realized gain (loss)**	125	175,927
Change in unrealized appreciation (depreciation)**	(122,819)	86,261
Net purchases (sales)	(39,597)	(244,252)
Transfers in and/or out of Level 3	–	–

Balance as of
September 30, 2009	$159,934	$54,679

** Included in the related realized gains/(losses) and net change in appreciation/depreciation on the Statements of Operations.

The amount of total gains/(losses) for the period ended September 30, 2009 that are attributable to the change in unrealized gains/((losses) relating to investments in Level 3 assets still held as of September 30, 2009 of the Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Strategic Income Fund and AlphaTrak 500 Fund were $(67,052), $304,136, $39,102, $1,024,697 $100,504, $(1,265,779) and $(70,929), respectively, which are reflected as a component of net change in unrealized appreciation/depreciation on investments.

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2009:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Interest Rate Contracts	Unrealized appreciation on swap contracts Unrealized appreciation	Unrealized depreciation on swap contracts Unrealized depreciation
Credit Contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received for swap contracts
Equity Contracts	Investments, at value Unrealized appreciation on swap contracts Unrealized appreciation	Unrealized depreciation on swap contracts Unrealized depreciation

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2009:

	ASSET DERIVATIVE INVESTMENTS VALUE*
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$63,633	$1,543,432	$1,384,577	$45,139,045	$274,684	$354,003	$83,166
Equity Contracts:
Futures **	–	–	–	–	–	–	31,624
Options	–	–	–	–	3,250	6,750	–
Swaps	–	–	–	–	–	–	1,785,019
Interest Contracts:
Futures **	–	1,439,643	250,018	11,125,470	333,384	–	–
Swaps	–	–	47,426	–	–	–	–

Semi-Annual Report September 2009 / 117

Notes to Financial Statements (continued)

	LIABILITY DERIVATIVE INVESTMENT VALUE*
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$9,449,603	$66,019,370	$5,855,768	$220,316,706	$2,496,645	$42,229,926	$2,512,471
Equity Contracts:
Futures **	–	–	–	–	–	–	1,229
Interest Contracts:
Futures **	–	–	15,362	133,803	–	63,985	–
Swaps	–	–	–	9,641,756	–	95,407	–

*	For details of open derivative instruments as of September 30, 2009, see the Schedule of Investments, which is also indicative of activity for the period ended September 30, 2009.

**

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2009:

	REALIZED GAIN (LOSS) ON DERIVATIVE RECOGNIZE IN THE STATEMENTS OF OPERATIONS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$(286,711)	$(84,277)	$545,792	$12,201,558	$(494,142)	$307,668	$(1,122,439)
Equity Contracts:
Futures	–	–	–	–	–	–	10,567,434
Swaps	–	–	–	–	–	–	7,381,306
Interest Contracts:
Futures	(117,293)	199,433	55,726	(8,588,663)	210,217	242,953	(4,769)
Swaps	66,041	25,756,419	1,397,485	58,472,161	639,188	945,085	383,026

Total	$(337,963)	$25,871,575	$1,999,003	$62,085,056	$355,263	$1,495,706	$17,204,558

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2009:

	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$1,242,327	$1,646,741	$(2,731,400)	$(105,613,882)	$2,759,328	$1,342,966	$1,261,881
Equity Contracts:
Futures	–	–	–	–	–	–	(3,024,541)
Options	–	–	–	–	(11,700)	(24,300)	–
Swaps	–	–	–	–	–	–	1,134,679
Interest Contracts:
Futures	118,569	2,104,233	119,140	10,191,786	440,687	185,377	12,447
Swaps	(71,663)	(25,777,165)	(1,452,087)	(46,595,057)	(676,279)	(766,504)	(403,646)

Total	$1,289,233	$(22,026,191)	$(4,064,347)	$(142,017,153)	$2,512,036	$737,539	$(1,019,180)
Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

118 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2009, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

Semi-Annual Report September 2009 / 119

Notes to Financial Statements (continued)

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At September 30, 2009, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. The average dollar amount and average interest rate of reverse repurchase agreements in the Low Duration Bond Fund, Strategic Income Fund and the AlphaTrak 500 Fund for the period ended September 30, 2009 were $7,964,902 and 0.60%, $4,141,197 and 1.78% and $1,176,918 and 0.57%, respectively.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. The derivatives listed on the Schedules of Portfolio Investments are indicative of the activity for the period ended September 30, 2009.

Options – The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains

120 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Futures - The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps - The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At September 30, 2009, the Funds did not hold swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options

Semi-Annual Report September 2009 / 121

Notes to Financial Statements (continued)

on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds also may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2009 (Unaudited), the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

Terminated Swaps Payable and Maturities Receivable from Lehman Brothers:

On September 15, 2008, Lehman Brothers Holdings, Inc. (“Lehman”) filed for bankruptcy protection. At that time, the Funds had outstanding swap agreements with Lehman Brothers Special Financing Inc. (“LBSF”) as the counter-party, which is an affiliate of Lehman. Additionally, Lehman guaranteed LBSF’s obligations under those agreements. The Funds exercised their right under the swap agreements to terminate the contracts due to the bankruptcy filing. Corresponding liabilities as shown in the Statement of Assets and Liabilities as Payable for the terminated swaps were recorded on the books and records of the Funds to reflect the amount of unrealized loss embedded within the swap agreements at the termination date as determined by the Management of the Funds. Additionally, some of the Funds held Lehman notes, some of which as of September 30, 2009 had contractually matured. The Funds have set up receivables at the estimated market value of those matured notes. To estimate the market value of those receivables, the Management of the Funds obtained independent broker prices on the outstanding Lehman notes. The Management of the Funds believes those prices to be representative of current market value. It is not now known whether and to what extent any set-offs between those notes and the swap liabilities may be applied by the court.

During March, 2009, the Funds paid LBSF the amounts owed after applying the set-off balances of the notes. During April and May, 2009, LBSF filed complaints in the United States Bankruptcy Court, Southern District of New York, against the Total Return Bond Fund and the Low Duration Bond Fund, as well as Metropolitan West Asset Management LLC (Adv. Proc. No. 09-01165 (JMP)). The complaints allege that the Total Return Bond Fund and the Low Duration Bond Fund owe LBSF $46.2 million and $17.3 million plus interest, respectively, and other unspecified damages.

Those principal amounts are reflected in the Funds’ financial statements as liabilities still owed to LBSF.

Management of the Funds does not believe that interest is due on the amounts claimed and is defending the position with legal action. Management of the Funds also is pursuing settlement discussions with representatives of the estate of LBSF. The ultimate resolution of these actions by court action or settlement is uncertain. The Funds will incur their share of related legal fees and expenses to defend these actions. If the Funds are unsuccessful in their defense, they could also incur interest expenses and other costs as part of the resolution.

4.	RISK CONSIDERATIONS

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

122 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (MBS) and Asset-backed securities (ABS) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance vs. purchase vs. equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statement of Assets and Liabilities.

Semi-Annual Report September 2009 / 123

Notes to Financial Statements (continued)

While no single measure can account for all the risk factors, one of the most commonly referenced aggregate risk metrics is the bond’s ratings per Moody’s and S&P. As of September 30, 2009, the market value exposure of these positions was as follows:

		% OF TOTAL NET ASSETS BY CREDIT QUALITY (UNAUDITED)
PORTFOLIO	MARKET VALUE	AAA	AA	A	BBB	BIG*
Ultra Short Bond Fund
Alt-A	$20,462,220	12.43%	0.98%	0.00%	0.00%	9.51%
Sub Prime	20,663,732	8.01%	0.28%	5.15%	0.72%	9.00%
Low Duration Bond Fund
Alt-A	186,713,733	3.82%	0.75%	0.00%	1.29%	9.04%
Sub Prime	205,306,848	5.86%	0.90%	2.53%	0.64%	6.45%
Intermediate Bond Fund
Alt-A	5,801,592	2.05%	0.00%	0.00%	0.29%	0.79%
Sub Prime	16,561,073	3.25%	0.30%	0.88%	0.42%	4.10%
Total Return Bond Fund
Alt-A	443,830,734	2.22%	0.00%	0.00%	0.02%	4.28%
Sub Prime	445,518,518	2.10%	0.45%	0.35%	0.96%	2.69%
High Yield Bond Fund
Alt-A	1,927,944	0.09%	0.00%	0.00%	0.00%	0.34%
Sub Prime	9,559,329	0.05%	0.54%	0.01%	1.41%	0.14%
Strategic Income Fund
Alt-A	15,599,835	1.71%	0.49%	0.00%	0.00%	6.41%
Sub Prime	40,863,056	6.01%	1.00%	2.25%	0.45%	12.83%
Alpha Trak 500 Fund
Alt-A	11,986,123	16.85%	0.22%	0.29%	4.16%	12.29%
Sub Prime	8,776,114	10.42%	7.01%	0.87%	1.10%	5.35%
* Below Investment Grade

5.	SECURITIES TRANSACTIONS

Investment transactions for the period ended September 30, 2009 excluding U.S. Government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES
Ultra Short Bond Fund	$10,766,658	$16,015,640
Low Duration Bond Fund	199,166,807	209,892,998
Intermediate Bond Fund	71,300,242	60,379,421
Total Return Bond Fund	4,099,217,420	3,793,247,446
High Yield Bond Fund	236,184,811	48,426,876
Strategic Income Fund	145,629,328	151,338,419
AlphaTrak 500 Fund	7,827,713	28,632,541

Investment transactions in U.S. Government securities for the period ended September 30, 2009 were as follows:
PORTFOLIO	PURCHASES	SALES
Intermediate Bond Fund	19,636,537	12,810,659
Total Return Bond Fund	43,418,732	9,438,527

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate

124 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets for the relevant three month performance period), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index plus an annualized margin of 1.00% over the same period. Under this agreement, the basic fee was increased by 0.11% resulting in $131,220 total management fees for the period ended September 30, 2009. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets for the relevant twelve month performance period), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 Month U.S. Treasury Bill Index plus 2.00% over the same period. Under this agreement, the basic fee was decreased by 0.84% resulting in $282,081 of total management fees for the period ended September 30, 2009.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap (excluding the AlphaTrak 500 Fund and the Strategic Income Fund, which shall reimburse the Adviser to the extent that the Fund’s other expenses, are below an agreed-upon cap). The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses (other expenses with respect to the AlphaTrak 500 Fund and the Strategic Income Fund) of the Fund are at or above the expense cap. However, if the total operating expenses (other expenses with respect to the AlphaTrak 500 Fund and the Strategic Income Fund) of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year. Investment advisory fees and related voluntary expense limitations for the period ended September 30, 2009, were as follows:

	INVESTMENT ADVISORY FEE RATE		VOLUNTARY EXPENSE LIMITATION
PORTFOLIO	CLASS M	CLASS I	CLASS M	CLASS I
Ultra Short Bond Fund	0.25%	0.25%	0.50%	0.34%
Low Duration Bond Fund	0.30	0.30	0.58	0.39
Intermediate Bond Fund	0.35	0.35	0.65	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.80	0.55
Strategic Income Fund	0.50 - 1.90	0.50 - 1.90	0.95 - 2.35	0.70 - 2.10
AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A
At September 30, 2009, the balance of recoupable expenses with expiration dates for the Funds were as follows:
PORTFOLIO	2010	2011	2012	TOTAL
Ultra Short Bond Fund	$178,062	$115,430	$181,484	$474,976
Low Duration Bond Fund	224,360	173,746	473,126	871,232
Intermediate Bond Fund	158,391	130,872	185,919	475,182
Total Return Bond Fund	51,523	155,516	249,971	457,010
High Yield Bond Fund	191,390	180,613	223,872	595,875

For the period ended September 30, 2009, the Adviser recouped $98,695 from Class M and $75,548 from Class I of the Total Return Bond Fund.

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $12,000 and $3,000 for each meeting of the Board attended. The Trust has an unfunded, non-qualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of ten annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Plan are recorded in Trustees’ fees and expenses on the Statement of Operations.

Semi-Annual Report September 2009 / 125

Notes to Financial Statements (continued)

7.	SHARE MARKETING (12b-1) Plan and Shareholder Servicing Plan

The Trust has a Share Marketing Plan (or the “Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the HighYield Bond Fund, the Strategic Income Fund and the AlphaTrak 500 Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays PFPC Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the period ended September 30, 2009. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

The Funds’ Board of Trustees have adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

8.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	ULTRA SHORT BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	10,183,453	28,656,966	17,021,566	25,920,710
Shares sold	1,041,054	4,098,230	11,481,423	11,181,196
Shares issued through reinvestment of distributions	213,664	876,762	374,410	711,544
Shares redeemed	(7,477,905)	(23,448,505)	(9,443,515)	(20,791,884)

Net increase/(decrease) in fund shares	(6,223,187)	(18,473,513)	2,412,318	(8,899,144)

Shares outstanding at end of period	3,960,266	10,183,453	19,433,884	17,021,566

	LOW DURATION BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I	ADMINISTRATIVE CLASS
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)
Change in Fund shares:
Shares outstanding at beginning of period	92,695,812	148,991,161	2,010	67,542,055	–
Shares sold	50,554,780	66,142,153	13,933,444	9,814,863	2,010
Shares issued through reinvestment of distributions	2,820,562	8,122,422	1,174,639	3,265,215	–
Shares redeemed	(33,531,023)	(130,559,924)	(10,791,333)	(36,306,319)	–

Net increase/(decrease) in fund shares	19,844,319	(56,295,349)	4,316,750	(23,226,241)	2,010

Shares outstanding at end of period	112,540,131	92,695,812	4,318,760	44,315,814	2,010

126 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

	INTERMEDIATE BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	2,848,988	1,498,025	15,432,361	13,639,813
Shares sold	1,045,495	1,534,560	679,790	2,846,348
Shares issued through reinvestment of distributions	87,310	157,049	361,871	904,723
Shares redeemed	(135,347)	(340,646)	(1,363,957)	(1,958,523)

Net increase in fund shares	997,458	1,350,963	(322,296)	1,792,548

Shares outstanding at end of period	3,846,446	2,848,988	15,110,065	15,432,361

	TOTAL RETURN BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	368,354,592	359,790,611	227,450,479	226,886,418
Shares sold	82,625,982	183,468,051	107,407,250	72,125,386
Shares issued through reinvestment of distributions	10,673,541	25,284,737	8,079,945	16,187,140
Shares redeemed	(68,112,849)	(200,188,807)	(35,612,412)	(87,748,465)

Net increase/(decrease) in fund shares	25,186,674	8,563,981	79,874,783	564,061

Shares outstanding at end of period	393,541,266	368,354,592	307,325,262	227,450,479

	HIGH YIELD BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	7,933,973	4,249,866	13,970,584	6,547,588
Shares sold	23,915,193	6,621,025	5,469,942	6,887,237
Shares issued through reinvestment of distributions	812,080	547,450	834,045	1,014,754
Shares redeemed	(3,388,337)	(3,484,368)	(4,050,073)	(478,995)

Net increase in fund shares	21,338,936	3,684,107	2,253,914	7,422,996

Shares outstanding at end of period	29,272,909	7,933,973	16,224,498	13,970,584

Semi-Annual Report September 2009 / 127

Notes to Financial Statements (continued)

	STRATEGIC INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	1,410,392	4,948,984	20,979,951	30,705,222
Shares sold	1,080,927	1,956,578	3,873,963	5,952,250
Shares issued through reinvestment of distributions	129,378	477,374	478,794	2,699,894
Shares redeemed	(302,606)	(5,972,544)	(1,082,310)	(18,377,415)

Net increase/(decrease) in fund shares	907,699	(3,538,592)	3,270,447	(9,725,271)

Shares outstanding at end of period	2,318,091	1,410,392	24,250,398	20,979,951

	ALPHA TRAK FUND
	CLASS M	CLASS M
	PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009
Change in Fund shares:
Shares outstanding at beginning of period	20,022,253	23,491,720
Shares sold	3,753,736	6,213,475
Shares issued through reinvestment of distributions	277,019	102,428
Shares redeemed	(16,181,401)	(9,785,370)

Net increase/(decrease) in fund shares	(12,150,646)	(3,469,467)

Shares outstanding at end of period	7,871,607	20,022,253

Redemption Fee:

Effective May 26, 2009, the High Yield Bond Fund no longer charges a redemption fee. Prior to this date, the High Yield Bond Fund charged a 1.00% redemption fee when shares were redeemed (either by selling or by exchanging into another fund) within 6 months of purchase. The redemption fee was assessed on the net asset value of the shares redeemed or exchanged and withheld from the redemption proceeds and paid directly to the Fund.

9.	FEDERAL TAX INFORMATION:

Capital Loss Carryforwards:

At March 31, 2009, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017
Ultra Short Bond Fund	$ –	$ 171,312	$1,489,244	$ 17,068,161
Low Duration Bond Fund	5,831,064	–	–	99,373,584
Intermediate Bond Fund	–	–	–	3,098,824
Total Return Bond Fund	–	–	–	162,902,742
High Yield Bond Fund	112,035	–	161,051	7,454,755
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416
AlphaTrak 500 Fund	–	–	–	60,439,961

128 / Semi-Annual Report September 2009

Notes to Financial Statements (continued)

Tax Basis of Distributions to Shareholders:

	ULTRA SHORT BOND FUND		LOW DURATION BOND FUND
	MARCH 31, 2009	MARCH 31, 2008	MARCH 31, 2009	MARCH 31, 2008
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$8,771,418	$16,331,390	$96,174,271	$100,228,731

Total taxable distributions	$8,771,418	$16,331,390	$96,174,271	$100,228,731

	INTERMEDIATE BOND FUND		TOTAL RETURN BOND FUND
	MARCH 31, 2009	MARCH 31, 2008	MARCH 31, 2009	MARCH 31, 2008
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$10,614,804	$6,453,710	$414,320,160	$195,970,378
Net long-term capital gains	861,109	–	17,387,853	–
Return of Capital	19,048	–	–	–

Total taxable distributions	$11,494,961	$6,453,710	$431,708,013	$195,970,378

	HIGH YIELD BOND FUND		STRATEGIC INCOME FUND
	MARCH 31, 2009	MARCH 31, 2008	MARCH 31, 2009	MARCH 31, 2008
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$13,013,501	$8,369,964	$29,621,411	$35,944,758
Return of Capital	–	1,026,615	–	–

Total taxable distributions	$13,013,501	$9,396,579	$29,621,411	$35,944,758

			ALPHATRAK 500 FUND
			MARCH 31, 2009	MARCH 31, 2008
Distributions from:
Ordinary income (inclusive of short-term capital gains)			$ –	$10,314,613
Net long-term capital gains			–	5,349,411
Return of Capital			795,847	2,180,831

Total taxable distributions			$795,847	$17,844,855

10.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through November 27, 2009, the date the financial statements were issued.

Semi-Annual Report September 2009 / 129

Approval of Investment Management Agreement

(Unaudited)

Factors considered by the Trustees in connection with their approval of the Management Agreement

The Trust is a party to an Investment Management Agreement with the Adviser, dated February 21, 2007 (the “Management Agreement”), with respect to each Fund. The initial term of that Agreement was two years. On May 18, 2009, the Trust’s Board approved the renewal of the Management Agreement for an additional one-year term starting August 1, 2009. The renewal of the Management Agreement was approved by the Board (including a majority of the Independent Trustees) at an in-person meeting upon the recommendation of the Independent Trustees. The Independent Trustees met separately in executive session to discuss and review the information that had been presented for their consideration before the Board’s vote to renew the Management Agreement. The information, material facts and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed - During the course of the year since the Board last renewed the Management Agreement on June 2, 2008, the Independent Trustees received a wide variety of materials relating to the services provided by the Adviser, including (but not limited to) reports on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed supplementary information provided by Lipper, which is independent of the Funds and the Adviser, that included extensive materials regarding each Fund’s investment results and comparisons of advisory fees and operating expenses to other mutual funds, a comparison to the range of fees charged by the Adviser to its institutional clients as disclosed in the Adviser’s Form ADV, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring, operational and portfolio trading practices, and information about the personnel providing investment management services to the Funds.

Review process - The Independent Trustees reviewed detailed advice regarding their fiduciary duties as well as legal and industry standards provided by legal counsel to the Trust, which is not independent legal counsel. The Independent Trustees discussed the renewal of the Management Agreement with the Adviser’s representatives and in a private session at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Management Agreement with respect to each Fund, the Independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. Nor did any Trustee necessarily emphasize the same factors as other Trustees. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

The Board considered the depth and quality of the Adviser’s investment management process, including its research and intellectual capabilities; the experience, capability and integrity of its senior management and other personnel; the overall resources of its organization; and the ability of its organizational structure to address the various products and strategies applicable to assets under its management. The Board also considered the extent to which the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They considered the Adviser’s commitment to investing in compliance and operations that benefit the Funds. They further noted the high level of communication between the Adviser and the Board about the management of the Funds. In addition, based on the Board’s ongoing meetings throughout the year with various members of the Adviser’s portfolio management team, the Board concluded that these individuals are competent and able to carry out their responsibilities under the Management Agreement.

In determining whether to continue the Management Agreement, the Board considered the ongoing, long-term relationship with the Adviser, as well as the long-term tenure of certain Independent Trustees, which gives the Board important insight and knowledge into the Adviser’s overall business operations. The Board concluded that continuing the business relationship based on that knowledge should be beneficial to the Funds and their shareholders.

The Board and the Independent Trustees concluded that the nature, extent and quality of the services provided by the Adviser are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board considered the investment results of each Fund in light of its investment objective. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Lipper, an independent data provider, with respect to various periods. In reviewing each Fund’s relative performance, the Board took into account any unique characteristics and its asset size, diversification and range of investments.

The Board noted that each Fund’s performance was acceptable over the relevant periods, and in some cases favorable, particularly from a longer-term perspective, which the Board believes is the most relevant. The Trustees particularly noted the value investment style of the Funds, and the importance of looking to longer-term records, which would appropriately discount short-term periods during which the

130 / Semi-Annual Report September 2009

Approval of Investment Management Agreement (continued)

Adviser’s investment style may not be in favor by the bond markets. The Adviser explained that the performance comparison benchmark for the Strategic Income Fund does not exemplify the Fund’s investment style and, therefore, the Fund’s relative underperformance does not provide a useful comparison. The Adviser further explained that the Strategic Income Fund is somewhat unique and described to the Board why it is difficult to find a fully adequate comparison group for it. (See further discussion in paragraph 4 below.) The Board also recognized periods of underperformance for certain Funds in more recent periods, but that longer term results were still favorable overall. The Board ultimately concluded that the Adviser was implementing each Fund’s investment objective and the Adviser’s record in managing the Funds indicates that its continued management should benefit the Fund and its shareholders over a longer term.

4. Advisory fees and total expenses

The Board compared the advisory fees and total expenses of each Fund (each as a percentage of average net assets) with the median fee and expense levels of other mutual funds in the relevant Lipper peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board observed that, except for the Strategic Income Fund, each Fund’s advisory fee was at or below the approximate average of the peer group funds, which in part reflects the intended pricing of the Funds for institutional investors. The Board discussed why the Lipper peer group was not a suitable comparison for that Fund because the Strategic Income Fund should instead be compared to private absolute value funds, which the Adviser views as that Fund’s closest relevant comparison and to which it compares favorably. The Board further noted that the AlphaTrak 500 Fund and the Strategic Income Fund both employ a fulcrum fee that adjusts upward from a basic fee only if the Fund enjoys favorable performance against its specified benchmark (and adjusts downward in the case of unfavorable relative performance). The Board further noted the relevant contractual expense limitations that the Adviser has agreed to with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the relatively low level of the fees charged by the Adviser will benefit each Fund and its shareholders.

The Board also reviewed information regarding the Adviser’s schedule of advisory fees offered to institutional clients with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the costs of complying with the more comprehensive regulatory regime applicable to mutual funds.

5. The Adviser’s costs, level of profits and economies of scale

The Independent Trustees reviewed certain financial information regarding the Adviser and discussed its profitability trends. They accepted the Adviser’s assertion that its profit margins have recently flattened or declined with respect to the Funds as a result of recent declines in assets, reduced revenue under the fulcrum fee structure for two Funds, and increased regulatory and other costs involved with the mutual fund business. For example, in 2008 and 2009, the Adviser faced very challenging market conditions and needed to devote additional resources to managing the Funds as well as to valuation and pricing of portfolio securities. The Independent Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits for the services it provides to each Fund. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was reasonable.

The Independent Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees reflect those economies of scale. They realized that the advisory fees for the Funds do not have breakpoints, which would result in lower advisory fee rates as the Fund grow larger. And, based on their review of the information from Lipper, they accepted the Adviser’s assertion that even without breakpoints, the advisory fees compare favorably to peer group fees and expenses. The Board also recognized the benefits to the Funds of the Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and the Adviser’s commitment to maintaining reasonable overall operating expenses for each Fund. The Board also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients rather than strictly mutual funds.

6. Ancillary benefits

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Management Agreement would be fair and reasonable to each Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Management Agreement was in the best interests of each Fund and its shareholders.

Semi-Annual Report September 2009 / 131

Special Meeting of Shareholders

(Unaudited)

On May 28, 2009, the Trust held a Special Meeting of Shareholders to elect Laird Landmann, Peter McMillan and Robert G. Rooney to serve as Trustees of the Trust. Shareholders of record on April 17, 2009 were entitled to vote on the proposals. The proposal was approved by shareholders of the Metropolitan West Ultra Short Bond Fund, Metropolitan West Low Duration Bond Fund, Metropolitan West Intermediate Bond Fund, Metropolitan West Total Return Bond Fund, Metropolitan West High Yield Bond Fund, Metropolitan West Strategic Income Fund and Metropolitan West AlphaTrak 500 Fund. In addition to Messrs. Landmann, McMillan and Rooney, Andrew Tarica, Scott B. Dubchansky, Martin Luther King, III, Daniel D. Villanueva and Ronald J. Consiglio are currently Trustees of the Trust. The following votes were recorded:

Election of Laird Landmann
FUND		DOLLARS VOTED	% OF SHARES PRESENT
Ultra Short Bond Fund	Affirmative	$39,591,044.89	97.86%
	Withheld	$866,452.41	2.14%
Low Duration Bond Fund	Affirmative	$786,825,187.78	96.07%
	Withheld	$32,156,321.63	3.93%
Intermediate Bond Fund	Affirmative	$109,852,270.11	100.00%
	Withheld	$0.00	0.00%
Total Return Bond Fund	Affirmative	$3,828,875,156.89	95.73%
	Withheld	$170,864,315.84	4.27%
High Yield Bond Fund	Affirmative	$65,680,796.99	97.74%
	Withheld	$1,516,319.70	2.26%
Strategic Income Fund	Affirmative	$14,311,382.92	97.17%
	Withheld	$417,076.32	2.83%
AlphaTrak 500 Fund	Affirmative	$15,026,439.59	100.00%
	Withheld	$0.00	0.00%

Election of Peter McMillan
FUND		DOLLARS VOTED	% OF SHARES PRESENT
Ultra Short Bond Fund	Affirmative	$39,410,069.51	97.41%
	Withheld	$1,047,427.79	2.59%
Low Duration Bond Fund	Affirmative	$791,538,500.40	96.65%
	Withheld	$27,443,009.01	3.35%
Intermediate Bond Fund	Affirmative	$109,852,270.11	100.00%
	Withheld	$0.00	0.00%
Total Return Bond Fund	Affirmative	$3,956,897,454.80	98.93%
	Withheld	$42,842,017.93	1.07%
High Yield Bond Fund	Affirmative	$66,072,221.07	98.33%
	Withheld	$1,124,895.62	1.67%
Strategic Income Fund	Affirmative	$14,311,382.92	97.17%
	Withheld	$417,076.32	2.83%
AlphaTrak 500 Fund	Affirmative	$15,026,439.59	100.00%
	Withheld	$0.00	0.00%

132 / Semi-Annual Report September 2009

Special Meeting of Shareholders (continued)

Election of Robert G. Rooney
FUND		DOLLARS VOTED	% OF SHARES PRESENT
Ultra Short Bond Fund	Affirmative	$39,410,069.51	97.41%
	Withheld	$1,047,427.79	2.59%
Low Duration Bond Fund	Affirmative	$791,432,493.54	96.64%
	Withheld	$27,549,015.87	3.36%
Intermediate Bond Fund	Affirmative	$109,852,270.11	100.00%
	Withheld	$0.00	0.00%
Total Return Bond Fund	Affirmative	$3,951,090,217.04	98.78%
	Withheld	$48,649,255.69	1.22%
High Yield Bond Fund	Affirmative	$66,014,933.59	98.24%
	Withheld	$1,182,183.10	1.76%
Strategic Income Fund	Affirmative	$14,311,382.92	97.17%
	Withheld	$417,076.32	2.83%
AlphaTrak 500 Fund	Affirmative	$15,026,439.59	100.00%
	Withheld	$0.00	0.00%

Semi-Annual Report September 2009 / 133

BOARD OF TRUSTEES

Andrew Tarica

Scott B. Dubchansky

Laird Landmann

Peter McMillan

Martin Luther King, III

Daniel D. Villanueva

Ronald J. Consiglio

Robert G. Rooney

OFFICERS

David Lippman

President and Principal Executive Officer

Joseph D. Hattesohl

Treasurer, Chief Financial Officer and Principal

Accounting Officer

Vincent Bencivenga

Chief Compliance Officer

ADVISER

Metropolitan West Asset Management, LLC

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

CUSTODIAN

The Bank of New York

One Wall Street

New York, NY 10286

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

DISTRIBUTOR

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

For Additional Information about the Metropolitan West Funds call: (310) 966-8900 or (800) 241-4671 (toll-free) www.mwamllc.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR2009

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ DAVID LIPPMAN
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date 12/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID LIPPMAN
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date 12/4/09

By (Signature and Title)*	/s/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date 12/4/09

*	Print the name and title of each signing officer under his or her signature.